UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

 Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2013

Item 1. Reports to Stockholders.

Money Market Funds

UBS Liquid Assets Fund
Semiannual Report
October 31, 2013

UBS Liquid Assets Fund

December 13, 2013

Dear shareholder,

We present you with the semiannual report for UBS Liquid Assts Fund (the “Fund”) for the six months ended October 31, 2013.

Performance
The seven-day current yield for the Fund, as of October 31, 2013, was 0.10% (after fee waivers/expense reimbursements), compared to 0.19% on April 30, 2013. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 7.)

The Fund’s yield remained low, reflecting the Federal Reserve Board’s (the “Fed”) decision to maintain the federal funds rate—or the “fed funds rate,” which is the rate banks charge one another for funds they borrow on an overnight basis—within a historically low range, continuing to depress yields on a wide range of short-term investments. (For more details on the Fed’s actions, see below.) As a result, the yields of the securities in which the Fund invests remained extremely low and, in turn, kept the Fund’s yield low.

UBS Liquid Assets Fund

Investment goal:
Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

An interview with Portfolio Manager Robert Sabatino
Q.	How would you describe the economic environment during the reporting period?
A.	While the overall US economy continued to grow during the reporting period, the pace of the expansion was far from robust. Gross domestic product (“GDP”) growth in the US was an anemic 0.1% during the fourth quarter of 2012. However, the economy then gained some traction, as GDP grew 1.1% and 2.5% during the first and second quarters of 2013, respectively. The Commerce Department’s initial estimate for third quarter 2013 GDP growth was 2.8%.[1]

1 Based on the Commerce Department’s third estimate announced on November 7, 2013, after the reporting period had ended.

1

UBS Liquid Assets Fund

Q.	How did the Fed react to the economic environment?
A.	The Fed took a number of actions during the reporting period, as it looked to meet its dual mandate of price stability and maximum employment. Throughout the reporting period, the Fed kept the federal funds rate at an extremely low level between 0% and 0.25% and, on several occasions, extended the period it expected to keep the fed funds rate on hold. Looking back, in September 2012, the Fed launched a third round of quantitative easing (“QE3”), which involved purchasing $40 billion of agency mortgage-backed securities (“MBS”) on an open-ended basis each month. At its final meeting of 2012, in December, the Fed said it would continue buying $40 billion a month of agency MBS, as well as purchase $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%,” provided inflation remains well contained.

The Fed has not materially changed its official policy stance thus far in 2013. However, in his press conference following the Fed’s meeting in June 2013, Fed Chairman Ben Bernanke said, “…the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year; and if the subsequent data remain broadly aligned with our current expectations for the economy, we would continue to reduce the pace of purchases in measured steps through the first half of next year, ending purchases around midyear.” This statement triggered a substantial sell-off in the fixed income market, as Treasury yields rose sharply and bond prices declined. However, at its meeting that concluded on September 18, 2013, the Fed chose to delay the tapering of its asset purchases, saying that it “…decided to await more evidence that progress will be sustained before adjusting the pace of its purchases.” At his press conference following the September meeting, Chairman Bernanke also brought up the potential for a partial government shutdown on October 1, 2013 and the debt ceiling debate as reasons for maintaining its current policy. At the Fed’s meeting that concluded on October 30, 2013, the Fed maintained its asset purchase program and said that “asset purchases are not on a preset course, and the Committee’s decisions about their pace will remain contingent on the Committee’s economic outlook as well as its assessment of the likely efficacy and costs of such purchases.”

2

UBS Liquid Assets Fund

Q.	How did you position the Fund over the fiscal year?
A.	We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the average duration of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Fund had a WAM of 47 days. By the end of the reporting period we had shortened the Fund’s WAM to 34 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification over the six-month period, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. We typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

Q.	What types of securities did you emphasize over the period?
A.	Several adjustments were made to the Fund’s sector positioning during the six-month period. We increased the Fund’s exposure to commercial paper and, to a lesser extent, repurchase agreements. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.) Conversely, we reduced our allocations to US government and agency obligations and certificates of deposit.

Q.	What factors do you believe will affect the Fund over the coming months?
A.	Despite the Fed’s plans to begin tapering its asset purchase plan in the coming months, we do not expect the federal funds rate to be raised from is historically low level until at least 2015. Turning to the economy, it is clearly on better footing than was the case a year ago. In particular, the housing market shows continued signs of improvement and the unemployment rate has moderated somewhat. That said, we will continue to closely monitor incoming economic data to determine the impact of higher interest rates on consumer and business spending. Moderating global growth could also negatively impact US exports. Against this backdrop, we believe

3

UBS Liquid Assets Fund

that the economy will continue to expand, albeit at a modest pace. We anticipate continuing to manage the Fund focusing on risk and liquidity.

Continuing regulatory uncertainty has cast a shadow over money market funds for some time now, and will likely continue to do so. The US Securities and Exchange Commission (the “SEC”) issued proposed new regulations for money market funds on June 5, 2013, requesting comments on numerous issues. According to its website, the SEC received over a thousand comments on its proposals. At this time it is impossible to predict the final version of these regulations, (which are expected to be promulgated in 2014) but the SEC’s proposing release envisions a transition period ranging up to several years.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Robert Sabatino
President—UBS Money Series	Portfolio Manager—UBS Money Series
UBS Liquid Assets Fund	UBS Liquid Assets Fund
Managing Director	Managing Director
UBS Global Asset Management	UBS Global Asset Management
(Americas) Inc.	(Americas) Inc.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at www.ubs.com/globalam-us.

4

UBS Liquid Assets Fund

This letter is intended to assist shareholders in understanding how the Fund performed during the six month period ended October 31, 2013. The views and opinions in the letter were current as of December 13, 2013. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

5

UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2013 to October 31, 2013.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

6

UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value May 1, 2013	Ending account value[1] October 31, 2013	Expenses paid during period[2] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.50	$0.35	0.07%
Hypothetical
(5% annual
return before
expenses)	1,000.00	1,024.85	0.36	0.07

[1] “Actual–Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[2] Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

7

UBS Liquid Assets Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	10/31/13	04/30/13	10/31/12
Seven-day current yield after fee waivers
and/or expense reimbursements[1]	0.10%	0.19%	0.16%
Seven-day effective yield after fee waivers
and/or expense reimbursements[1]	0.10	0.19	0.16
Seven-day current yield before fee waivers
and/or expense reimbursements[1]	0.06	0.16	0.13
Seven-day effective yield before fee waivers
and/or expense reimbursements[1]	0.06	0.16	0.13
Weighted average maturity[2]	34 days	47 days	50 days
Net assets (mm)	$626.2	$845.2	$1,155.6
Portfolio composition[3]	10/31/13	04/30/13	10/31/12
Commercial paper	62.3%	54.4%	56.8%
US government and agency obligations	13.8	18.6	14.2
Repurchase agreements	12.4	11.7	12.9
Certificates of deposit	11.5	15.3	16.1
Other assets less liabilities	0.0 [4]	0.0 [4]	(0.0)[4]
Total	100.0%	100.0%	100.0%

[1] Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2] The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3] Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.
[4] Represents less than 0.05% of net assets as of the date indicated.

An investment in UBS Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

8

UBS Liquid Assets Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
US government and agency obligations—13.76%
Federal Home Loan Bank
0.130%, due 12/16/13[1]	$20,000,000	$19,996,750
0.060%, due 01/29/14[1]	5,000,000	4,999,258
0.125%, due 03/27/14	4,000,000	3,999,248
US Treasury Bill
0.037%, due 11/29/13[1]	10,000,000	9,999,712
US Treasury Notes
0.500%, due 11/15/13	12,000,000	12,001,440
0.750%, due 12/15/13	20,000,000	20,013,527
1.000%, due 01/15/14	5,000,000	5,008,396
2.625%, due 07/31/14	10,000,000	10,184,670
Total US government and agency obligations (cost—$86,203,001)		86,203,001
Certificates of deposit—11.50%
Banking-non-US—8.78%
Bank of Montreal
0.190%, due 01/15/14	10,000,000	10,000,000
Bank of Nova Scotia
0.243%, due 11/19/13[2]	5,000,000	5,000,000
Credit Industriel et Commercial
0.220%, due 12/04/13	5,000,000	5,000,000
Natixis
0.242%, due 11/29/13[2]	5,000,000	5,000,000
Norinchukin Bank Ltd.
0.160%, due 11/21/13	15,000,000	15,000,000
Sumitomo Mitsui Banking Corp.
0.210%, due 11/06/13	15,000,000	15,000,000
		55,000,000
Banking-US—2.72%
Bank of America N.A.
0.170%, due 11/21/13	7,000,000	7,000,000
Citibank N.A.
0.140%, due 11/01/13	10,000,000	10,000,000
		17,000,000
Total certificates of deposit (cost—$72,000,000)		72,000,000

9

UBS Liquid Assets Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—62.35%
Asset backed-auto & truck—2.71%
FCAR Owner Trust II
0.210%, due 11/01/13	$2,000,000	$2,000,000
0.160%, due 12/09/13	15,000,000	14,997,467
		16,997,467
Asset backed-miscellaneous—20.12%
Cancara Asset Securitisation LLC
0.200%, due 11/12/13	3,000,000	2,999,817
0.200%, due 11/19/13	14,000,000	13,998,600
0.190%, due 12/19/13	5,000,000	4,998,733
Ciesco LLC
0.230%, due 02/03/14[3,4]	12,000,000	12,000,000
Gotham Funding Corp.
0.170%, due 11/07/13	5,000,000	4,999,858
Liberty Street Funding LLC
0.170%, due 11/21/13	5,000,000	4,999,528
LMA Americas LLC
0.190%, due 11/19/13	15,000,000	14,998,575
Nieuw Amsterdam Receivables Corp.
0.120%, due 11/06/13	12,000,000	11,999,800
Old Line Funding LLC
0.220%, due 01/24/14	5,000,000	4,997,433
0.230%, due 04/15/14	4,000,000	3,995,783
Regency Markets No. 1 LLC
0.160%, due 11/14/13	13,000,000	12,999,249
Sheffield Receivables Corp.
0.190%, due 11/01/13	10,000,000	10,000,000
0.190%, due 12/09/13	10,000,000	9,997,995
Victory Receivables Corp.
0.140%, due 11/04/13	3,000,000	2,999,965
0.170%, due 11/14/13	10,000,000	9,999,386
		125,984,722

10

UBS Liquid Assets Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Banking-non-US—12.77%
Barclays Bank PLC
0.430%, due 11/01/13[2,4,5]	$10,000,000	$10,000,000
Caisse Centrale Desjardins du Quebec
0.180%, due 01/13/14	7,000,000	6,997,445
DBS Bank Ltd.
0.240%, due 04/01/14	7,000,000	6,992,953
Mizuho Funding LLC
0.210%, due 11/07/13	10,000,000	9,999,650
0.215%, due 01/06/14	12,000,000	11,995,270
Nordea Bank AB
0.220%, due 11/15/13	4,000,000	3,999,658
Oversea-Chinese Banking Corp., Ltd.
0.210%, due 01/03/14	15,000,000	14,994,488
Swedbank AB
0.195%, due 12/06/13	10,000,000	9,998,104
Westpac Securities NZ Ltd.
0.329%, due 01/02/14[2,3]	5,000,000	5,000,000
		79,977,568
Banking-US—21.96%
ABN Amro Funding USA LLC
0.220%, due 12/18/13	10,000,000	9,997,128
Bedford Row Funding Corp.
0.420%, due 12/16/13	5,500,000	5,497,112
BNP Paribas Finance, Inc.
0.130%, due 11/01/13	15,000,000	15,000,000
Erste Finance LLC
0.170%, due 11/01/13	12,000,000	12,000,000
ING (US) Funding LLC
0.215%, due 11/01/13	5,000,000	5,000,000
0.180%, due 12/09/13	15,000,000	14,997,150
National Australia Funding Delaware, Inc.
0.225%, due 12/09/13	15,000,000	14,996,437

11

UBS Liquid Assets Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-US—(concluded)
Natixis US Finance Co. LLC
0.100%, due 11/01/13	$15,000,000	$15,000,000
Northern Pines Funding LLC
0.130%, due 11/04/13	6,000,000	5,999,935
0.190%, due 12/18/13	5,000,000	4,998,760
PNC Bank N.A.
0.280%, due 01/28/14[4]	4,000,000	4,000,000
Societe Generale N.A., Inc.
0.080%, due 11/01/13	20,000,000	20,000,000
Wells Fargo & Co.
0.180%, due 12/11/13	10,000,000	9,998,000
		137,484,522
Energy-integrated—1.60%
CNPC Finance HK Ltd.
0.300%, due 11/06/13	10,000,000	9,999,583
Finance-captive automotive—1.75%
Toyota Motor Credit Corp.
0.210%, due 11/25/13[2]	6,000,000	6,000,000
0.210%, due 02/26/14	5,000,000	4,996,588
		10,996,588
Finance-non-captive diversified—0.64%
General Electric Capital Corp.
0.200%, due 12/19/13	4,000,000	3,998,933
Insurance-life—0.80%
Prudential PLC
0.210%, due 01/22/14	5,000,000	4,997,609
Total commercial paper (cost—$390,436,992)		390,436,992

12

UBS Liquid Assets Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—12.38%
Repurchase agreement dated 10/31/13 with
Barclays Capital, Inc., 0.080% due 11/01/13,
collateralized by $40,737,900 US Treasury Note,
0.625% due 10/15/16; (value—$40,800,014);
proceeds: $40,000,089	$40,000,000	$40,000,000
Repurchase agreement dated 10/31/13 with
Deutsche Bank Securities, Inc., 0.110% due
11/01/13, collateralized by $26,134,000 Federal
Home Loan Mortgage Corp. obligations,
0.500% to 3.060% due 02/25/14 to
06/14/28 and $12,145,000 Federal National
Mortgage Association obligations, zero
coupon to 5.000% due 12/18/13 to 02/08/18;
(value—$37,741,006); proceeds: $37,000,113	37,000,000	37,000,000
Repurchase agreement dated 10/31/13 with
State Street Bank and Trust Co., 0.000% due
11/01/13, collateralized by $552,461 Federal
National Mortgage Association obligations,
2.080% due 11/02/22; (value—$517,823);
proceeds: $507,000	507,000	507,000
Total repurchase agreements (cost—$77,507,000)		77,507,000
Total investments (cost — $626,146,993 which
approximates cost for federal income tax
purposes) — 99.99%		626,146,993
Other assets in excess of liabilities—0.01%		76,095
Net assets (applicable to 626,172,076 shares of
beneficial interest outstanding equivalent to
$1.00 per share) — 100.00%		$626,223,088

13

UBS Liquid Assets Fund
Statement of net assets—October 31, 2013
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$86,203,001	$—	$86,203,001
Certificates of deposit	—	72,000,000	—	72,000,000
Commercial paper	—	390,436,992	—	390,436,992
Repurchase agreements	—	77,507,000	—	77,507,000
Total	$—	$626,146,993	$—	$626,146,993

At October 31, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	74.3%
Japan	10.1
Canada	3.5
Singapore	3.5
United Kingdom	2.4
Sweden	2.2
France	1.6
China	1.6
Australia	0.8
Total	100.0%

14

UBS Liquid Assets Fund
Statement of net assets—October 31, 2013
(unaudited)

Portfolio footnotes

[1] Rates shown are the discount rates at date of purchase.
[2] Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.71% of net assets as of October 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4] Rate represents stated coupon rate.
[5] Illiquid security representing 1.60% of net assets as of October 31, 2013.

See accompanying notes to financial statements	15

UBS Liquid Assets Fund
Statement of operations

For the six months ended October 31, 2013 (unaudited)
Investment income:
Interest	$686,505
Expenses:
Investment advisory and administration fees	162,008
Transfer agency fees	92,566
Professional fees	50,129
Custody and accounting fees	37,256
State registration fees	28,114
Reports and notices to shareholders	23,262
Insurance fees	15,587
Trustees’ fees	11,558
Other expenses	16,736
437,216
Fee waivers by investment advisor and administrator	(162,008)
Net expenses	275,208
Net investment income	411,297
Net realized gain	190
Net increase in net assets resulting from operations	$411,487

16	See accompanying notes to financial statements

UBS Liquid Assets Fund
Statement of changes in net assets

	For the six months ended October 31, 2013 (unaudited)	For the year ended April 30, 2013
From operations:
Net investment income	$411,297	$1,838,670
Net realized gain	190	3,224
Net increase in net assets resulting from operations	411,487	1,841,894
Dividends and distributions to shareholders from:
Net investment income	(411,297)	(1,838,670)
Net realized gains	—	(5,500)
Total dividends and distributions to shareholders	(411,297)	(1,844,170)
Net decrease in net assets from beneficial interest transactions	(219,040,775)	(1,521,908,518)
Cash payment from investment advisor	57,843	—
Net decrease in net assets	(218,982,742)	(1,521,910,794)
Net assets:
Beginning of period	845,205,830	2,367,116,624
End of period	$626,223,088	$845,205,830
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements	17

UBS Liquid Assets Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2013 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.001
Dividends from net investment income	(0.001)
Distributions from net realized gains	—
Total dividends and distributions	(0.001)
Net asset value, end of period	$1.00
Total investment return[2]	0.05%[3]
Ratios to average net assets:
Expenses before fee waivers	0.11%[4]
Expenses after fee waivers	0.07%[4]
Net investment income	0.10%[4]
Supplemental data:
Net assets, end of period (000’s)	$626,223

[1] Amount represents less than $0.0005 per share.
[2] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3] Payment from investment advisor as disclosed on page 24 had no impact on the Fund’s total investment return and represents less than $0.0005 per share.
[4] Annualized.

18	See accompanying notes to financial statements

UBS Liquid Assets Fund
Financial highlights

Years ended April 30,
2013	2012	2011	2010	2009
$1.00	$1.00	$1.00	$1.00	$1.00
0.001	0.001	0.002	0.002	0.019
(0.001)	(0.001)	(0.002)	(0.002)	(0.019)
(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
(0.001)	(0.001)	(0.002)	(0.002)	(0.019)
$1.00	$1.00	$1.00	$1.00	$1.00
0.15%	0.14%	0.22%	0.23%	1.89%

0.11%	0.09%	0.09%	0.10%	0.10%
0.08%	0.06%	0.06%	0.07%	0.07%
0.14%	0.14%	0.22%	0.24%	1.79%

$845,206	$2,367,117	$2,209,416	$2,205,678	$2,888,925

19

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Liquid Assets Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund attempts to maintain a stable net asset value of $1.00 per share; the Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which

20

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements for ASU

21

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

2013-01 are included within the Fund’s Portfolio of investments under the section titled Repurchase Agreements. The total market value of these repurchase agreements is $77,507,000 and they are collateralized by $79,058,843 of non-cash collateral.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor become insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

22

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates
The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and

23

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that for the six months ended October 31, 2013 its direct advisory/administrative costs and expenses approximate an annual rate of 0.04% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

For the six months ended October 31, 2013, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses.

In August 2013, UBS Global AM made a voluntary cash payment of $57,843 to the Fund in order to address a differential between the number of shares outstanding and the Fund’s net assets. The differential was attributable to historical, embedded capital losses that were experienced by the Fund over several years prior to the credit crisis of 2008. The voluntary payment to the Fund was not required to maintain a stable net asset value per share. The payment has removed a small, historical deviation that was reflected in the Fund’s market price based and amortized cost net asset value per share.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund

24

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2013, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $121,126,353. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
The Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. At October 31, 2013, the Fund did not have any securities on loan.

25

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

Other liabilities and components of net assets
At October 31, 2013, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$12,184
Other accrued expenses*	145,065
*Excludes investment advisory and administration fees.

At October 31, 2013, the components of net assets were as follows:

Accumulated paid in capital	$626,227,681
Accumulated net realized loss	(4,593)
Net assets	$626,223,088

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2013	For the year ended April 30, 2013
Shares sold	3,012,024,754	4,986,348,464
Shares repurchased	(3,231,474,761)	(6,510,024,619)
Dividends reinvested	409,232	1,767,637
Net decrease in shares outstanding	(219,040,775)	(1,521,908,518)

Federal tax status
The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

26

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2013 and the fiscal year ended April 30, 2013 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending April 30, 2014.

As of and during the period ended October 31, 2013, the Fund did not have any liabilities for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2013, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

27

UBS Liquid Assets Fund
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

28

UBS Liquid Assets Fund
Board approval of investment advisory and
administration agreement (unaudited)

Background—At a meeting of the board of UBS Money Series (the “Trust”) on July 16-17, 2013, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the investment advisory and administration agreement (the “Investment Advisory and Administration Agreement”) between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust, with respect to its series, UBS Liquid Assets Fund (the “Fund”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the advisory, administrative and distribution arrangements for the Fund. Independent Trustees discussed the materials initially provided by management among themselves on several occasions prior to the scheduled board meeting, and independent legal counsel participated in several such discussions. The Independent Trustees also met in executive session with their independent legal counsel to review the presentation that had been made to them at the meeting. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular

29

UBS Liquid Assets Fund
Board approval of investment advisory and
administration agreement (unaudited)

meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS Global AM responsible for the Fund and had previously met with and received information regarding the person primarily responsible for the day-to-day portfolio management of the Fund and recognized that the Fund’s senior personnel at UBS Global AM report to the board regularly and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $159 billion in assets under management as of March 31, 2013 and was part of the UBS Global Asset Management Division, which had approximately $632 billion in assets under management worldwide as of March 31, 2013. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

30

UBS Liquid Assets Fund
Board approval of investment advisory and
administration agreement (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”).

The board noted that UBS Global AM currently voluntarily waives its entire management/administrative fees due from the Fund. The board also noted that UBS Global AM could change or terminate this voluntary waiver at any time in the future. Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

31

UBS Liquid Assets Fund
Board approval of investment advisory and
administration agreement (unaudited)

The comparative Lipper information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.)

In light of the foregoing, the board determined that the management fee was reasonable in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2013 and (b) annualized performance information for each year in the ten-year period ended April 30, 2013. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Lipper information showed that the Fund’s performance was in the first quintile for all comparative periods. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information

32

UBS Liquid Assets Fund
Board approval of investment advisory and
administration agreement (unaudited)

with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that because UBS Global AM currently voluntarily waives its entire management/administrative fees due from the Fund, a discussion regarding breakpoints was not necessary.

Generally, in light of UBS Global AM’s profitability data, the Actual Management Fee and the Contractual Management Fee, and the voluntary fee waiver currently in effect, the board believed that UBS Global AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement for the Fund. In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement.

33

UBS Liquid Assets Fund
Board approval of investment advisory and
administration agreement (unaudited)

The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

34

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Trustees	Bernard H. Garil
Richard Q. Armstrong
Chairman	Heather R. Higgins

Alan S. Bernikow

Richard R. Burt

Meyer Feldberg

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Principal Underwriter UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2013. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE
UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Money Market Funds

UBS Cash Reserves Fund
Semiannual Report
October 31, 2013

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2013 to October 31, 2013.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

1

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value May 1, 2013	Ending account value[1] October 31, 2013	Expenses paid during period[2] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.60	0.12%
Hypothetical
(5% annual
return before
expenses)	1,000.00	1,024.60	0.61	0.12

1 “Actual–Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
2 Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

2

UBS Cash Reserves Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	10/31/13	04/30/13	10/31/12
Seven-day current yield after fee waivers
and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers
and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers
and/or expense reimbursements[1]	(1.06)	(0.01)	(0.43)
Seven-day effective yield before fee waivers
and/or expense reimbursements[1]	(1.06)	(0.01)	(0.43)
Weighted average maturity[2]	5 days	43 days	49 days
Net assets (mm)	$42.4	$65.8	$96.2

Portfolio composition[3]	10/31/13	04/30/13	10/31/12
Repurchase agreements	42.3%	21.5%	12.8%
Commercial paper	36.5	41.1	46.1
US government and agency obligations	16.5	24.6	31.9
Certificates of deposit	4.7	12.9	9.3
Other assets less liabilities	(0.0)[4]	(0.1)	(0.1)
Total	100.0%	100.0%	100.0%

1 Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
2 The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
3 Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.
4 Represents less than 0.05% of net assets as of the date indicated.

An investment in UBS Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

3

UBS Cash Reserves Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
US government agency obligations—16.52%
Federal Home Loan Bank
0.040%, due 11/01/13[1]	$1,000,000	$1,000,000
0.045%, due 11/01/13[1]	1,000,000	1,000,000
0.069%, due 11/06/13[1]	1,000,000	999,990
0.040%, due 11/08/13[1]	1,000,000	999,992
0.120%, due 11/08/13[1]	1,000,000	999,977
Federal Home Loan Mortgage Corp.*
0.040%, due 11/12/13[1]	1,000,000	999,988
0.045%, due 11/12/13[1]	1,000,000	999,986
Total US government agency obligations (cost—$6,999,933)		6,999,933
Certificates of deposit—4.72%
Banking-non-US—2.36%
Sumitomo Mitsui Banking Corp.
0.210%, due 11/06/13	1,000,000	1,000,000
Banking-US—2.36%
Citibank N.A.
0.140%, due 11/01/13	1,000,000	1,000,000
Total certificates of deposit (cost—$2,000,000)		2,000,000
Commercial paper[1]—36.53%
Asset backed-auto & truck—2.27%
FCAR Owner Trust II
0.210%, due 11/01/13	500,000	500,000
0.200%, due 11/01/13	461,000	461,000
		961,000
Asset backed-miscellaneous—15.36%
Albion Capital LLC
0.160%, due 11/15/13	500,000	499,969
Cancara Asset Securitisation LLC
0.200%, due 11/19/13	1,000,000	999,900
Fairway Finance Corp.
0.170%, due 11/04/13	1,000,000	999,986
Market Street Funding LLC
0.180%, due 11/01/13	512,000	512,000

4

UBS Cash Reserves Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Regency Markets No. 1 LLC
0.160%, due 11/14/13	$1,000,000	$999,942
Salisbury Receivables Co. LLC
0.190%, due 11/13/13	500,000	499,968
Thunder Bay Funding LLC
0.200%, due 11/18/13	500,000	499,953
Victory Receivables Corp.
0.150%, due 11/07/13	1,000,000	999,975
Working Capital Management Co.
0.170%, due 11/13/13	500,000	499,972
		6,511,665
Banking-non-US—8.26%
DBS Bank Ltd.
0.180%, due 11/12/13	1,000,000	999,945
Mizuho Funding LLC
0.210%, due 11/07/13	1,000,000	999,965
Nordea Bank AB
0.130%, due 11/01/13	1,000,000	1,000,000
Oversea-Chinese Banking Corp., Ltd.
0.180%, due 11/20/13	500,000	499,952
		3,499,862
Banking-US—8.28%
Erste Finance LLC
0.170%, due 11/01/13	1,000,000	1,000,000
ING (US) Funding LLC
0.215%, due 11/01/13	500,000	500,000
0.180%, due 11/06/13	600,000	599,985
Natixis US Finance Co. LLC
0.150%, due 11/01/13	1,410,000	1,410,000
		3,509,985

5

UBS Cash Reserves Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Insurance-life—2.36%
Massachusetts Mutual Life Insurance Co.
0.130%, due 11/08/13	$1,000,000	$999,975
Total commercial paper (cost—$15,482,487)		15,482,487
Repurchase agreements—42.28%
Repurchase agreement dated 10/31/13 with Barclays
Capital, Inc., 0.080% due 11/01/13, collateralized
by $10,184,500 US Treasury Note, 0.625% due
10/15/16; (value—$10,200,029); proceeds:
$10,000,022	10,000,000	10,000,000
Repurchase agreement dated 10/31/13 with Deutsche
Bank Securities, Inc., 0.110% due 11/01/13,
collateralized by $612,000 Federal Farm Credit Bank,
0.160% due 08/12/14, $6,471,000 Federal Home
Loan Mortgage Corp. obligations, zero coupon to
1.000% due 02/24/14 to 01/04/25 and $1,051,000
Federal National Mortgage Association obligations,
1.220% due 10/25/18; (value—$7,854,644);
proceeds: $7,700,024	7,700,000	7,700,000
Repurchase agreement dated 10/31/13 with State
Street Bank and Trust Co., 0.000% due 11/01/13,
collateralized by $240,816 Federal National
Mortgage Association obligations, 2.080% due
11/02/22; (value—$225,718); proceeds: $221,000	221,000	221,000
Total repurchase agreements (cost—$17,921,000)		17,921,000
Total investments (cost—$42,403,420
which approximates cost for federal income
tax purposes)—100.05%		42,403,420
Liabilities in excess of other assets—(0.05)%		(22,746)
Net assets (applicable to 42,378,149 shares
of beneficial interest outstanding equivalent to
$1.00 per share)—100.00%		$42,380,674

6

UBS Cash Reserves Fund
Statement of net assets—October 31, 2013
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government
agency obligations	$—	$6,999,933	$—	$6,999,933
Certificates of deposit	—	2,000,000	—	2,000,000
Commercial paper	—	15,482,487	—	15,482,487
Repurchase agreements	—	17,921,000	—	17,921,000
Total	$—	$42,403,420	$—	$42,403,420

At October 31, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	89.4%
Japan	4.7
Singapore	3.5
Sweden	2.4
Total	100.0%

Portfolio footnotes

* On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
1 Rates shown are the discount rates at date of purchase.

See accompanying notes to financial statements	7

UBS Cash Reserves Fund
Statement of operations

For the six months ended October 31, 2013 (unaudited)
Investment income:
Interest	$44,532
Expenses:
Investment advisory and administration fees	109,537
Professional fees	48,400
Transfer agency and related services fees	45,826
State registration fees	19,778
Trustees’ fees	9,073
Reports and notices to shareholders	7,234
Custody and accounting fees	3,054
Insurance fees	1,047
Other expenses	13,463
257,412
Fee waivers and/or expense reimbursements by investment
advisor and administrator	(216,203)
Net expenses	41,209
Net investment income	3,323
Net realized gain	1,327
Net increase in net assets resulting from operations	$4,650

8	See accompanying notes to financial statements

UBS Cash Reserves Fund
Statement of changes in net assets

	For the six months ended October 31, 2013 (unaudited)	For the year ended April 30, 2013
From operations:
Net investment income	$3,323	$11,056
Net realized gain	1,327	677
Net increase in net assets resulting
from operations	4,650	11,733
Dividends to shareholders from:
Net investment income	(3,323)	(11,056)
Net decrease in net assets from
beneficial interest transactions	(23,448,577)	(168,131,278)
Cash payment from investment advisor	24,108	—
Net decrease in net assets	(23,423,142)	(168,130,601)
Net assets:
Beginning of period	65,803,816	233,934,417
End of period	$42,380,674	$65,803,816
Accumulated undistributed net
investment income	$—	$—

See accompanying notes to financial statements	9

UBS Cash Reserves Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2013 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%[3]
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.78%[4]
Expenses after fee waivers and/or expense reimbursements	0.12%[4]
Net investment income	0.01%[4]
Supplemental data:
Net assets, end of period (000’s)	$42,381

1 Amount represents less than $0.0005 per share.
2 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
3 Payment from investment advisor as disclosed on page 16 had no impact on the Fund’s total investment return and represents less than $0.0005 per share.
4 Annualized.

10	See accompanying notes to financial statements

UBS Cash Reserves Fund
Financial highlights

Years ended April 30,
2013	2012	2011	2010	2009
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.015
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)
—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.02%	0.02%	1.49%

0.76%	0.60%	0.61%	0.62%	0.58%
0.19%	0.16%	0.27%	0.31%	0.53%
0.01%	0.01%	0.01%	0.02%	1.52%

$65,804	$233,934	$342,726	$327,239	$372,754

See accompanying notes to financial statements	11

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Cash Reserves Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund attempts to maintain a stable net asset value of $1.00 per share; the Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual

12

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements for ASU 2013-01 are included within the Fund’s Portfolio of investments under the section titled Repurchase

13

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

Agreements. The total market value of these repurchase agreements is $17,921,000 and they are collateralized by $18,280,391 of non-cash collateral.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor become insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

14

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates
The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.33% of the Fund’s average daily net assets.

UBS Global AM has undertaken to waive fees and/or reimburse expenses in the event that current Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2013, UBS Global AM voluntarily waived investment advisory and

15

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

administration fees and/or reimbursed expenses totaling $216,203 for that purpose; such amount is not subject to future recoupment. At October 31, 2013, UBS Global AM owed the Fund $18,277, net of fee waivers/expense reimbursements.

Under normal conditions, the Fund invests cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by UBS Global AM. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

In August 2013, UBS Global AM made a voluntary cash payment of $24,108 to the Fund in order to address a differential between the number of shares outstanding and the Fund’s net assets. The differential was attributable to historical, embedded capital losses that were experienced by the Fund over several years prior to the credit crisis of 2008. The voluntary payment to the Fund was not required to maintain a stable net asset value per share. The payment has removed a small, historical deviation that was reflected in the Fund’s market price based and amortized cost net asset value per share.

16

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2013, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $14,497,761. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Transfer agency related services
UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund.

For the six months ended October 31, 2013, UBS Financial Services Inc. received from BNY Mellon, not the Fund, $19,654 of the total transfer agency and related services fees paid by the Fund to BNY Mellon.

Securities lending
The Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities

17

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. At October 31, 2013, the Fund did not have any securities on loan.

Other liabilities and components of net assets
At October 31, 2013, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$132
Other accrued expenses*	63,637

*Excludes investment advisory and administration fees.

At October 31, 2013, the components of net assets were as follows:

Accumulated paid in capital	$42,379,602
Accumulated net realized gain	1,072
Net assets	$42,380,674

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2013	For the year ended April 30, 2013
Shares sold	261,826,988	671,653,102
Shares repurchased	(285,278,496)	(839,793,361)
Dividends reinvested	2,931	8,981
Net decrease in shares outstanding	(23,448,577)	(168,131,278)

18

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

Federal tax status
The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2013 and the fiscal year ended April 30, 2013 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending April 30, 2014.

As of and during the period ended October 31, 2013, the Fund did not have any liabilities for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2013, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Subsequent Event
On September 17–18, 2013, the Fund’s Board – upon the recommendation of UBS Global AM – approved the liquidation of the Fund pursuant to a Plan of Liquidation (the “Plan”). Accordingly, the Fund was liquidated in accordance with the Plan on November 21, 2013 (the “Liquidation Date”). Prior to the Liquidation Date, all securities of the Fund were converted to cash or cash equivalents.

19

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

On the Liquidation Date, the Fund distributed pro rata to the Fund’s shareholders of record as of the close of business on the Liquidation Date all of the remaining assets of the Fund, after paying, or setting aside the amount to pay, any liabilities (the “Liquidating Distribution”). The Liquidating Distribution was at a $1.00 net asset value per share. UBS Global AM, and not the Fund, will bear the usual expenses incurred in connection with the carrying-out of the Plan (for example, the costs of preparing and making certain related regulatory filings); however, expenses incurred by the Fund in the ordinary course up to the Liquidation Date will be borne by the Fund.

20

UBS Cash Reserves Fund
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS web site internet address.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

21

UBS Cash Reserves Fund
Board approval of investment advisory and
administration agreement (unaudited)

Background—At a meeting of the board of UBS Money Series (the ”Trust”) on July 16-17, 2013, the members of the board, including the trustees who are not ”interested persons” of the Trust (”Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the ”1940 Act”), considered and approved the continuance of the investment advisory and administration agreement (the ”Investment Advisory and Administration Agreement”) between UBS Global Asset Management (Americas) Inc. (”UBS Global AM”) and the Trust, with respect to its series, UBS Cash Reserves Fund (the ”Fund”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the advisory, administrative and distribution arrangements for the Fund. Independent Trustees discussed the materials initially provided by management among themselves on several occasions prior to the scheduled board meeting, and independent legal counsel participated in several such discussions. The Independent Trustees also met in executive session with their independent legal counsel to review the presentation that had been made to them at the meeting. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and

22

UBS Cash Reserves Fund
Board approval of investment advisory and
administration agreement (unaudited)

procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS Global AM responsible for the Fund and had previously met with and received information regarding the person primarily responsible for the day-to-day portfolio management of the Fund and recognized that the Fund’s senior personnel at UBS Global AM report to the board regularly and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $159 billion in assets under management as of March 31, 2013 and was part of the UBS Global Asset Management Division, which had approximately $632 billion in assets under management worldwide as of March 31, 2013. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

23

UBS Cash Reserves Fund
Board approval of investment advisory and
administration agreement (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the ”Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the ”Actual Management Fee”).

The board noted that UBS Global AM currently voluntarily waives a portion (or all) of its management/administrative fees due from the Fund. The board also noted that UBS Global AM could change or terminate this voluntary waiver at any time in the future. Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (”Lipper”), an independent provider of investment company data (the ”Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a ”cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

24

UBS Cash Reserves Fund
Board approval of investment advisory and
administration agreement (unaudited)

The comparative Lipper information showed that the Fund’s Contractual Management Fee and Actual Management Fee were in the first quintile and its total expenses were in the second quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.)

In light of the foregoing, the board determined that the management fee was reasonable in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the ”Performance Universe”) selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2013 and (b) annualized performance information for each year in the ten-year period ended April 30, 2013. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Lipper information showed that the Fund’s performance was in the second quintile for the one-, three- and five-year periods and in the first quintile for the ten-year period and since inception. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

25

UBS Cash Reserves Fund
Board approval of investment advisory and
administration agreement (unaudited)

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints but that management believed economies of scale were being appropriately shared with Fund shareholders in an environment where management is waiving certain fees and/or bearing certain Fund expenses.

Generally, in light of UBS Global AM’s profitability data, the Actual Management Fee and the Contractual Management Fee, and the voluntary fee waiver currently in effect, the board believed that UBS Global AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

26

UBS Cash Reserves Fund
Board approval of investment advisory and
administration agreement (unaudited)

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement for the Fund. In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

27

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Trustees Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt Meyer Feldberg	Bernard H. Garil Heather R. Higgins

Principal Officers Mark E. Carver President Mark F. Kemper Vice President and Secretary	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2013. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE
UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Money Market Funds

UBS Select Preferred Funds
Semiannual Report
October 31, 2013

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

UBS Select Preferred Funds

December 13, 2013

Dear shareholder,

We present you with the semiannual report for the UBS Select Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund (the “Funds”), for the six months ended October 31, 2013.

Performance
The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

  UBS Select Prime Preferred Fund:
  0.07% on October 31, 2013, versus 0.11% as of April 30, 2013.

  UBS Select Treasury Preferred Fund: 0.01% on October 31, 2013, unchanged from April 30, 2013.

  UBS Select Tax-Free Preferred Fund:
  0.01% on October 31, 2013, versus 0.07% as of April 30, 2013.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10 and 11.

UBS Select Prime
Preferred Fund

UBS Select Treasury
Preferred Fund

Investment goals
(both Funds):
Maximum current income consistent with liquidity and the preservation of capital

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

UBS Select Tax-Free
Preferred Fund

Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Erin O. Houston
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

1

UBS Select Preferred Funds

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	While the overall US economy continued to grow during the reporting period, the pace of the expansion was far from robust. Gross domestic product (“GDP”) growth in the US was an anemic 0.1% during the fourth quarter of 2012. However, the economy then gained some traction, as GDP grew 1.1% and 2.5% during the first and second quarters of 2013, respectively. The Commerce Department’s initial estimate for third quarter 2013 GDP growth was 2.8%.[1]

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	The Fed took a number of actions during the reporting period, as it looked to meet its dual mandate of price stability and maximum employment. Throughout the reporting period, the Fed kept the federal funds rate at an extremely low level between 0% and 0.25% and, on several occasions, extended the period it expected to keep the fed funds rate on hold. Looking back, in September 2012, the Fed launched a third round of quantitative easing (“QE3”), which involved purchasing $40 billion of agency mortgage-backed securities (“MBS”) on an open-ended basis each month. At its final meeting of 2012, in December, the Fed said it would continue buying $40 billion a month of agency MBS, as well as purchase $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%,” provided inflation remains well-contained.

The Fed has not materially changed its official policy stance thus far in 2013. However, in his press conference following the Fed’s meeting in June 2013, Fed Chairman Ben Bernanke said, “…the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year; and if the subsequent data remain broadly aligned with our current

1 Based on the Commerce Department’s third estimate announced on November 7, 2013, after the reporting period had ended.

2

UBS Select Preferred Funds

expectations for the economy, we would continue to reduce the pace of purchases in measured steps through the first half of next year, ending purchases around midyear.” This statement triggered a substantial sell-off in the fixed income market, as Treasury yields rose sharply and bond prices declined. However, at its meeting that concluded on September 18, 2013, the Fed chose to delay the tapering of its asset purchases, saying that it “…decided to await more evidence that progress will be sustained before adjusting the pace of its purchases.” At his press conference following the September meeting, Chairman Bernanke also brought up the potential for a partial government shutdown on October 1, 2013 and the debt ceiling debate as reasons for maintaining its current policy. At the Fed’s meeting that concluded on October 30, 2013, the Fed maintained its asset purchase program and said that “asset purchases are not on a preset course, and the Committee’s decisions about their pace will remain contingent on the Committee’s economic outlook as well as its assessment of the likely efficacy and costs of such purchases.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.
  The weighted average maturity (“WAM”) for the Prime Master Fund in which UBS Select Prime Preferred Fund invests was 47 days when the reporting period began. Over the reporting period, we tactically adjusted the Master Fund’s WAM. By the end of the period we had shortened the Fund’s WAM to 41 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. To that end, we typically purchased

3

UBS Select Preferred Funds

up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to time deposits and commercial paper and, to lesser extents, repurchase agreements and short-term corporate obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.) In contrast, we decreased the Fund’s exposures to certificates of deposit and US government and agency obligations.

  The WAM for the Master Fund in which UBS Select Treasury Preferred Fund invests was 53 days when the reporting period began. Over the review period, the WAM was decreased and, at period end on October 31, 2013, it was 48 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements and reduced its exposure to US government obligations.

  The WAM for the Master Fund in which UBS Select Tax-Free Preferred Fund invests was 19 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, the Master Fund’s WAM was 34 days. From a sector perspective, we continued to focus our purchases on high-quality municipal issuances of both state and local obligation debt, as well as essential service revenue obligations.
Q.	What factors do you believe will affect the Funds over the coming months?
A.	Despite the Fed’s plans to begin tapering its asset purchase plan in the coming months, we do not expect the federal funds rate to be raised from is historically low level until at least 2015. Turning to the economy, it is clearly on better footing than was the case a year ago. In particular, the housing market shows continued signs of improvement and the unemployment rate has moderated somewhat. That said, we will continue to closely monitor incoming economic data to determine the impact of higher interest rates on

4

UBS Select Preferred Funds

consumer and business spending. Moderating global growth could also negatively impact US exports. Against this backdrop, we believe that the economy will continue to expand, albeit at a modest pace. We anticipate continuing to manage the Funds focusing on risk and liquidity.

Continuing regulatory uncertainty has cast a shadow over money market funds for some time now, and will likely continue to do so. The US Securities and Exchange Commission (the “SEC”) issued proposed new regulations for money market funds on June 5, 2013, requesting comments on numerous issues. According to its website, the SEC received over a thousand comments on its proposals. At this time it is impossible to predict the final version of these regulations, (which are expected to be promulgated in 2014) but the SEC’s proposing release envisions a transition period ranging up to several years.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver
President—UBS Money Series
UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Managing Director
UBS Global Asset Management
(Americas) Inc.	Robert Sabatino Portfolio Manager— UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund Managing Director UBS Global Asset Management (Americas) Inc.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

5

UBS Select Preferred Funds

Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Preferred Fund Managing Director UBS Global Asset Management (Americas) Inc.	Erin O. Houston Portfolio Manager— UBS Select Tax-Free Preferred Fund Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2013. The views and opinions in the letter were current as of December 13, 2013. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

6

UBS Select Preferred Funds

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2013 to October 31, 2013.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

7

UBS Select Preferred Funds

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

8

UBS Select Preferred Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

UBS Select Prime Preferred Fund

	Beginning account value May 1, 2013	Ending account value[2] October 31, 2013	Expenses paid during period[3] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.40	$0.71	0.14%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Select Treasury Preferred Fund

	Beginning account value May 1, 2013	Ending account value[2] October 31, 2013	Expenses paid during period[3] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.90	0.31	0.06

UBS Select Tax-Free Preferred Fund

	Beginning account value May 1, 2013	Ending account value[2] October 31, 2013	Expenses paid during period[3] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.45	0.09%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.75	0.46	0.09

[1] The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2] “Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3] Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

9

UBS Select Preferred Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics	10/31/13	04/30/13	10/31/12
Seven-day current yield after fee waivers[1]	0.07%	0.11%	0.16%
Seven-day effective yield after fee waivers[1]	0.07	0.11	0.16
Seven-day current yield before fee waivers[1]	0.03	0.07	0.12
Seven-day effective yield before fee waivers[1]	0.03	0.07	0.12
Weighted average maturity[2]	41 days	47 days	54 days
Net assets (mm)	$7,531.9	$7,813.1	$7,723.0

UBS Select Treasury Preferred Fund

Yields and characteristics	10/31/13	04/30/13	10/31/12
Seven-day current yield after fee waivers
and/or Trustees’ fees reimbursement[1]	0.01%	0.01%	0.03%
Seven-day effective yield after fee waivers
and/or Trustees’ fees reimbursement[1]	0.01	0.01	0.03
Seven-day current yield before fee waivers
and/or Trustees’ fees reimbursement[1]	(0.11)	(0.07)	(0.01)
Seven-day effective yield before fee waivers
and/or Trustees’ fees reimbursement[1]	(0.11)	(0.07)	(0.01)
Weighted average maturity[2]	48 days	53 days	52 days
Net assets (mm)	$5,140.2	$4,858.4	$5,037.0

10

UBS Select Preferred Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Preferred Fund

Yields and characteristics	10/31/13	04/30/13	10/31/12
Seven-day current yield after fee waivers
and/or Trustees’ fees reimbursement[1]	0.01%	0.07%	0.07%
Seven-day effective yield after fee waivers
and/or Trustees’ fees reimbursement[1]	0.01	0.07	0.07
Seven-day current yield before fee waivers
and/or Trustees’ fees reimbursement[1]	(0.08)	0.03	0.03
Seven-day effective yield before fee waivers
and/or Trustees’ fees reimbursement[1]	(0.08)	0.03	0.03
Weighted average maturity[2]	34 days	19 days	34 days
Net assets (mm)	$169.4	$206.6	$217.2

[1] Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2] Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

11

UBS Select Preferred Funds
Statement of assets and liabilities
October 31, 2013 (unaudited)

UBS Select Prime Preferred Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund
and Tax-Free Master Fund (each a “Master Fund”), at
value (cost—$7,532,607,603; $5,140,245,197 and $169,387,106,
respectively, which approximates cost for federal income tax purposes)	$7,532,607,603
Receivable from affiliate	—
Total assets	7,532,607,603
Liabilities:
Dividends payable to shareholders	456,644
Payable to affiliate	238,803
Total liabilities	695,447
Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 7,531,819,270; 5,140,158,023 and
169,378,650 outstanding, respectively	7,531,819,270
Accumulated net realized gain	92,886
Net assets	$7,531,912,156
Net asset value per share	$1.00

12	See accompanying notes to financial statements

UBS Select Treasury Preferred Fund	UBS Select Tax-Free Preferred Fund

$5,140,245,197	$169,387,106
7,785	4,586
5,140,252,982	169,391,692

38,902	1,439
—	—
38,902	1,439

5,140,158,023	169,378,605
56,057	11,648
$5,140,214,080	$169,390,253
$1.00	$1.00

See accompanying notes to financial statements	13

UBS Select Preferred Funds
Statement of operations
For the six months ended October 31, 2013
(unaudited)

UBS Select Prime Preferred Fund
Investment income:
Interest income allocated from Master	$8,387,255
Securities lending income allocated from Master	82
Expenses allocated from Master	(3,810,804)
Expense waiver allocated from Master	—
Net investment income allocated from Master	4,576,533
Expenses:
Administration fees	3,020,208
Trustees’ fees	28,207
3,048,415
Fee waivers and/or Trustees’ fees reimbursement
by administrator	(1,524,212)
Net expenses	1,524,203
Net investment income	3,052,330
Net realized gain allocated from Master	81,258
Net increase in net assets resulting from operations	$3,133,588

14	See accompanying notes to financial statements

UBS Select Treasury Preferred Fund	UBS Select Tax-Free Preferred Fund

$1,693,456	$98,451
—	—
(2,313,048)	(96,742)
868,165	17,458
248,573	19,167

1,830,787	69,346
19,663	8,044
1,850,450	77,390

(1,833,178)	(70,281)
17,272	7,109
231,301	12,058
16,298	1,730
$247,599	$13,788

See accompanying notes to financial statements	15

UBS Select Prime Preferred Fund
Statement of changes in net assets

	For the six months ended October 31, 2013 (unaudited)	For the year ended April 30, 2013
From operations:
Net investment income	$3,052,330	$12,978,008
Net realized gain	81,258	36,276
Net increase in net assets resulting
from operations	3,133,588	13,014,284
Dividends and distributions to shareholders from:
Net investment income	(3,052,330)	(12,978,008)
Net realized gains	—	(136,851)
Total dividends and distributions to shareholders	(3,052,330)	(13,114,859)
Net decrease in net assets from
beneficial interest transactions	(281,245,581)	(183,543,484)
Net decrease in net assets	(281,164,323)	(183,644,059)
Net assets:
Beginning of period	7,813,076,479	7,996,720,538
End of period	$7,531,912,156	$7,813,076,479
Accumulated undistributed net
investment income	$—	$—

16	See accompanying notes to financial statements

UBS Select Treasury Preferred Fund
Statement of changes in net assets

	For the six months ended October 31, 2013 (unaudited)	For the year ended April 30, 2013
From operations:
Net investment income	$231,301	$827,790
Net realized gain	16,298	53,470
Net increase in net assets resulting
from operations	247,599	881,260
Dividends and distributions to shareholders from:
Net investment income	(231,301)	(827,790)
Net realized gains	—	(13,944)
Total dividends and distributions to shareholders	(231,301)	(841,734)
Net increase in net assets from
beneficial interest transactions	281,810,800	834,907,447
Net increase in net assets	281,827,098	834,946,973
Net assets:
Beginning of period	4,858,386,982	4,023,440,009
End of period	$5,140,214,080	$4,858,386,982
Accumulated undistributed net
investment income	$—	$—

See accompanying notes to financial statements	17

UBS Select Tax-Free Preferred Fund
Statement of changes in net assets

	For the six months ended October 31, 2013 (unaudited)	For the year ended April 30, 2013
From operations:
Net investment income	$12,058	$82,529
Net realized gain	1,730	9,873
Net increase in net assets resulting
from operations	13,788	92,402
Dividends and distributions to shareholders from:
Net investment income	(12,058)	(82,529)
Net realized gains	—	(15,242)
Total dividends and distributions to shareholders	(12,058)	(97,771)
Net decrease in net assets from
beneficial interest transactions	(37,169,143)	(164,283,494)
Net decrease in net assets	(37,167,413)	(164,288,863)
Net assets:
Beginning of period	206,557,666	370,846,529
End of period	$169,390,253	$206,557,666
Accumulated undistributed net
investment income	$—	$—

18	See accompanying notes to financial statements

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19

UBS Select Prime Preferred Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2013 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.04%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]
Expenses after fee waivers[3]	0.14%[4]
Net investment income[3]	0.08%[4]
Supplemental data:
Net assets, end of period (000’s)	$7,531,912

[1] Amount represents less than $0.0005 per share.
[2] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3] Ratios include the Fund’s share of income and expenses allocated from the Master.
[4] Annualized.

20	See accompanying notes to financial statements

Years ended April 30,
2013	2012	2011	2010	2009
$1.00	$1.00	$1.00	$1.00	$1.00
0.002	0.002	0.002	0.002	0.020
(0.002)	(0.002)	(0.002)	(0.002)	(0.020)
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
(0.002)	(0.002)	(0.002)	(0.002)	(0.020)
$1.00	$1.00	$1.00	$1.00	$1.00
0.15%	0.17%	0.21%	0.23%	1.99%

0.18%	0.18%	0.18%	0.18%	0.19%
0.14%	0.13%	0.10%	0.12%	0.15%
0.15%	0.16%	0.21%	0.20%	1.64%

$7,813,076	$7,996,721	$17,186,912	$9,898,666	$3,638,214

21

UBS Select Treasury Preferred Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended
October 31, 2013
(unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers / Trustees’ fees reimbursement[3]	0.18%[4]
Expenses after fee waivers / Trustees’ fees reimbursement[3]	0.06%[4]
Net investment income[3]	0.01%[4]
Supplemental data:
Net assets, end of period (000’s)	$5,140,214

[1] Amount represents less than $0.0005 per share.
[2] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3] Ratios include the Fund’s share of income and expenses allocated from the Master.
[4] Annualized.

22	See accompanying notes to financial statements

Years ended April 30,
2013	2012	2011	2010	2009
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.000 [1]	0.001	0.001	0.009
(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.009)
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.009)
$1.00	$1.00	$1.00	$1.00	$1.00
0.02%	0.01%	0.05%	0.07%	0.91%

0.18%	0.18%	0.18%	0.19%	0.20%
0.13%	0.07%	0.14%	0.15%	0.16%
0.02%	0.01%	0.05%	0.07%	0.67%

$4,858,387	$4,023,440	$2,643,494	$2,322,206	$2,838,489

23

UBS Select Tax-Free Preferred Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2013 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers / Trustees’ fees reimbursement[3]	0.18%[4]
Expenses after fee waivers / Trustees’ fees reimbursement[3]	0.09%[4]
Net investment income[3]	0.01%[4]
Supplemental data:
Net assets, end of period (000’s)	$169,390

[1] Amount represents less than $0.0005 per share.
[2] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3] Ratios include the Fund’s share of income and expenses allocated from the Master.
[4] Annualized.

24	See accompanying notes to financial statements

Years ended April 30,
2013	2012	2011	2010	2009
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.000 [1]	0.001	0.001	0.010
(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.010)
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.010)
$1.00	$1.00	$1.00	$1.00	$1.00
0.04%	0.03%	0.14%	0.14%	1.31%

0.18%	0.18%	0.18%	0.20%	0.22%
0.13%	0.13%	0.14%	0.15%	0.13%
0.03%	0.03%	0.14%	0.13%	1.32%

$206,558	$370,847	$438,263	$576,206	$260,566

25

UBS Select Preferred Funds
Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), and UBS Select Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. Each of the Funds commenced operations on August 28, 2007. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (43.09% for Prime Preferred Fund, 39.94% for Treasury Preferred Fund and 10.92% for Tax-Free Preferred Fund at October 31, 2013). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

26

UBS Select Preferred Funds
Notes to financial statements (unaudited)

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

27

UBS Select Preferred Funds
Notes to financial statements (unaudited)

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At October 31, 2013, Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund owed UBS Global AM $509,729, $311,248, and $11,506, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At October 31, 2013, the amounts payable by the Funds for independent trustees fees were $16,061, $11,665 and $4,600 for Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund, respectively.

28

UBS Select Preferred Funds
Notes to financial statements (unaudited)

The Funds and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive 0.04% of its administrative fees through August 31, 2014. At October 31, 2013, UBS Global AM owed Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund $254,865, $155,624 and $5,752, respectively for fee waivers. For the six months ended October 31, 2013 UBS Global AM was contractually obligated to waive $1,524,212, $925,213 and $38,696 for Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2013, UBS Global AM owed Treasury Preferred Fund and Tax-Free Preferred Fund $151,744 and $5,740, respectively, under this additional fee waiver arrangement. For the six months ended October 31, 2013, UBS Global AM voluntarily waived an additional $907,965 and $31,585 for Treasury Preferred Fund and Tax-Free Preferred Fund, respectively. The above mentioned waivers are not subject to future recoupment.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Prime Preferred Fund	For the six months ended October 31, 2013	For the year ended April 30, 2013
Shares sold	49,271,639,723	101,688,510,413
Shares repurchased	(49,554,858,060)	(101,880,103,736)
Dividends reinvested	1,972,756	8,049,839
Net decrease in shares outstanding	(281,245,581)	(183,543,484)

Treasury Preferred Fund	For the six months ended October 31, 2013	For the year ended April 30, 2013
Shares sold	16,375,842,937	28,256,235,533
Shares repurchased	(16,094,237,073)	(27,422,065,491)
Dividends reinvested	204,936	737,405
Net increase in shares outstanding	281,810,800	834,907,447

29

UBS Select Preferred Funds
Notes to financial statements (unaudited)

Tax-Free Preferred Fund	For the six months ended October 31, 2013	For the year ended April 30, 2013
Shares sold	4,953,836	181,364,235
Shares repurchased	(42,141,190)	(345,757,809)
Dividends reinvested	18,211	110,080
Net decrease in shares outstanding	(37,169,143)	(164,283,494)

Federal tax status
Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Preferred Fund and Treasury Preferred Fund during the six months ended October 31, 2013 and the fiscal year ended April 30, 2013 was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund will be determined at the end of the Fund’s fiscal year ending April 30, 2014. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund during the fiscal year ended April 30, 2013 was 84.41% tax-exempt income, 0.58% ordinary income and 15.01% long-term capital gain.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined at the end of the Funds’ fiscal year ending April 30, 2014.

30

UBS Select Preferred Funds
Notes to financial statements (unaudited)

As of and during the period ended October 31, 2013, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2013, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

31

UBS Select Preferred Funds
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

32

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
US government and agency obligations—6.04%
Federal Farm Credit Bank
0.280%, due 01/14/14[1]	$50,000,000	$50,072,279
0.130%, due 07/17/14[2]	100,000,000	99,906,833
Federal Home Loan Bank
0.190%, due 07/22/14	50,000,000	49,995,440
US Treasury Notes
2.000%, due 11/30/13	200,000,000	200,284,006
4.000%, due 02/15/14	145,000,000	146,629,145
1.875%, due 04/30/14	200,000,000	201,712,684
2.250%, due 05/31/14	180,000,000	182,196,747
2.375%, due 08/31/14	123,000,000	125,249,832
Total US government and agency obligations (cost—$1,056,046,966)		1,056,046,966
Time deposits—14.02%
Banking-non-US—14.02%
Credit Agricole Corporate & Investment Bank
0.070%, due 11/01/13	300,000,000	300,000,000
DnB NOR Bank ASA
0.010%, due 11/01/13	400,000,000	400,000,000
Erste Bank AB, Grand Cayman
0.170%, due 11/01/13	500,000,000	500,000,000
Natixis
0.100%, due 11/01/13	550,000,000	550,000,000
Skandinaviska Enskilda Banken AB
0.060%, due 11/01/13	400,000,000	400,000,000
Svenska Handelsbanken
0.050%, due 11/01/13	300,000,000	300,000,000
Total time deposits (cost—$2,450,000,000)		2,450,000,000

33

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Certificates of deposit—16.75%
Banking-non-US—16.75%
Bank of Nova Scotia
0.243%, due 11/19/13[1]	$232,000,000	$232,000,000
0.296%, due 01/30/14[1]	137,000,000	137,000,000
BNP Paribas SA
0.240%, due 11/01/13	250,000,000	250,000,000
Credit Industriel et Commercial
0.220%, due 12/04/13	200,000,000	200,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.260%, due 11/08/13	197,000,000	197,003,058
Mizuho Bank Ltd.
0.210%, due 11/04/13	175,000,000	175,000,000
0.210%, due 01/03/14	75,000,000	75,000,000
Natixis
0.242%, due 11/29/13[1]	200,000,000	200,000,000
Nordea Bank Finland
0.230%, due 03/03/14	200,000,000	200,000,000
Norinchukin Bank Ltd.
0.100%, due 11/06/13	150,000,000	150,000,000
0.160%, due 11/21/13	350,000,000	350,000,000
Oversea-Chinese Banking Corp. Ltd.
0.240%, due 12/09/13	97,000,000	97,000,000
0.200%, due 01/17/14	150,000,000	150,000,000
Rabobank Nederland NV
0.360%, due 06/11/14	180,000,000	180,000,000
Toronto-Dominion Bank
0.212%, due 11/22/13[1]	162,000,000	162,000,000
0.220%, due 03/04/14	173,000,000	173,000,000
Total certificates of deposit (cost—$2,928,003,058)		2,928,003,058
34

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—44.76%
Asset backed-miscellaneous—12.83%
Atlantic Asset Securitization LLC
0.203%, due 11/04/13[1,4]	$250,000,000	$250,000,000
0.195%, due 11/25/13[1,4]	250,000,000	250,000,000
Barton Capital LLC
0.190%, due 11/25/13[1,4]	250,000,000	250,000,000
0.200%, due 11/25/13[1]	200,000,000	200,000,000
CAFCO LLC
0.230%, due 02/03/14[3,4]	250,000,000	250,000,000
Cancara Asset Securitisation LLC
0.194%, due 01/15/14[1,4]	200,000,000	200,000,000
Ciesco LLC
0.230%, due 02/03/14[3,4]	61,000,000	61,000,000
LMA Americas LLC
0.200%, due 11/21/13	240,000,000	239,973,333
Old Line Funding LLC
0.196%, due 11/04/13[1]	150,000,000	150,000,000
0.236%, due 11/18/13[1]	100,000,000	100,000,000
0.230%, due 04/15/14	121,000,000	120,872,446
Versailles Commercial Paper LLC
0.238%, due 11/04/13[1,4]	70,000,000	70,000,000
0.234%, due 11/07/13[1]	100,000,000	100,000,000
		2,241,845,779
Banking-non-US—21.27%
ANZ National International Ltd.
0.170%, due 11/25/13[1]	218,000,000	218,000,000
Banque et Caisse d’Epargne de l’Etat
0.300%, due 02/21/14	150,000,000	149,860,000
Barclays Bank PLC
0.430%, due 11/01/13[1,5]	400,000,000	400,000,000
Commonwealth Bank of Australia
0.210%, due 11/25/13[1]	175,000,000	175,000,000
0.245%, due 11/25/13[1]	150,000,000	150,000,000

35

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
DBS Bank Ltd.
0.240%, due 01/22/14	$57,020,000	$56,988,829
0.230%, due 02/12/14	44,750,000	44,720,552
0.230%, due 02/18/14	159,000,000	158,889,274
DnB NOR Bank ASA
0.235%, due 12/09/13	150,000,000	149,962,792
Erste Abwicklungsanstalt
0.230%, due 01/15/14	100,000,000	99,952,084
KFW
0.160%, due 11/25/13	91,000,000	90,990,293
Mizuho Funding LLC
0.210%, due 11/26/13	200,000,000	199,970,833
Nordea Bank AB
0.220%, due 11/15/13	185,000,000	184,984,172
NRW Bank
0.080%, due 11/01/13	500,000,000	500,000,000
Oversea-Chinese Banking Corp. Ltd.
0.185%, due 11/19/13	90,000,000	89,991,675
0.240%, due 02/27/14	100,000,000	99,921,333
Skandinaviska Enskilda Banken AB
0.270%, due 03/10/14	123,000,000	122,880,998
Sumitomo Mitsui Banking Corp.
0.210%, due 12/09/13	300,000,000	299,933,500
0.215%, due 12/09/13	48,000,000	47,989,107
Svenska Handelsbanken AB
0.250%, due 01/29/14	193,000,000	192,880,715
Westpac Banking Corp.
0.274%, due 01/14/14[1]	125,000,000	125,000,000
Westpac Securities NZ Ltd.
0.329%, due 01/02/14[1,4]	100,000,000	100,000,000
0.306%, due 01/30/14[1,4]	60,000,000	60,000,000
		3,717,916,157

36

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-US—6.32%
ABN Amro Funding USA LLC
0.240%, due 11/20/13	$85,000,000	$84,989,233
0.220%, due 12/13/13	143,000,000	142,963,297
0.220%, due 12/18/13	62,000,000	61,982,192
Bedford Row Funding Corp.
0.420%, due 12/16/13	105,000,000	104,944,875
0.400%, due 01/27/14	42,000,000	41,959,400
0.320%, due 10/14/14	100,000,000	99,691,556
BNP Paribas Finance, Inc.
0.220%, due 12/02/13	200,000,000	199,962,111
HSBC Bank PLC
0.315%, due 11/07/13[1]	45,600,000	45,624,054
0.283%, due 01/07/14[1]	83,400,000	83,442,393
Northern Pines Funding LLC
0.210%, due 11/26/13	40,000,000	39,994,167
0.340%, due 11/26/13	100,000,000	99,976,389
0.400%, due 12/31/13	100,000,000	99,933,333
		1,105,463,000
Energy-integrated—3.34%
CNPC Finance HK Ltd.
0.420%, due 11/12/13	40,000,000	39,994,867
0.410%, due 11/15/13	50,000,000	49,992,028
0.410%, due 12/13/13	149,095,000	149,023,683
Sinopec Century Bright Capital Investment Ltd.
0.420%, due 11/13/13	70,000,000	69,990,200
0.410%, due 11/19/13	25,000,000	24,994,875
0.410%, due 11/26/13	200,000,000	199,943,055
0.390%, due 01/16/14	50,000,000	49,958,833
		583,897,541

37

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Finance-captive automotive—1.00%
Toyota Motor Credit Corp.
0.210%, due 11/25/13[1]	$175,000,000	$175,000,000
Total commercial paper (cost—$7,824,122,477)		7,824,122,477
Short-term corporate obligations—5.09%
Banking-non-US—3.09%
National Australia Bank Ltd.
1.020%, due 12/10/13[1,4]	175,000,000	175,135,084
Royal Bank of Canada
0.293%, due 01/07/14[1,4]	175,000,000	175,000,000
Svenska Handelsbanken AB
0.281%, due 11/27/13[1,4]	190,000,000	190,000,000
		540,135,084
Banking-US—2.00%
International Bank for Reconstruction
& Development
0.120%, due 11/01/13[1]	175,000,000	175,000,000
Wells Fargo Bank N.A.
0.304%, due 12/13/13[1]	50,000,000	50,000,000
0.350%, due 12/23/13[1]	125,000,000	125,000,000
		350,000,000
Total short-term corporate obligations (cost—$890,135,084)		890,135,084
Repurchase agreements—13.30%
Repurchase agreement dated 10/31/13 with
BNP Paribas Securities Corp. 0.090%
due 11/01/13, collateralized by
$193,580,700 US Treasury Notes,
1.000% to 2.500% due 06/30/19 to
08/15/23; (value—$193,800,018);
proceeds: $190,000,475	190,000,000	190,000,000

38

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/13 with
Deutsche Bank Securities, Inc., 0.100% due
11/01/13, collateralized by $142,748,300 US
Treasury Bond, 5.500% due 08/15/28 and
$217,915,300 US Treasury Note, 1.000%
due 05/31/18; (value—$402,900,035);
proceeds: $395,001,097	$395,000,000	$395,000,000
Repurchase agreement dated 10/31/13 with
Deutsche Bank Securities, Inc., 0.110%
due 11/01/13, collateralized by
$47,562,000 Federal Home Loan
Mortgage Corp. obligations, 0.625%
to 2.875% due 02/09/15 to 03/06/15
and $139,471,000 Federal National
Mortgage Association obligations,
zero coupon to 5.000% due 12/18/13
to 04/01/26; (value—$188,700,059);
proceeds: $185,000,565	185,000,000	185,000,000
Repurchase agreement dated 10/31/13 with
Goldman Sachs & Co., 0.090% due
11/01/13, collateralized by $111,889,000
Federal Farm Credit Bank, 0.150% to
0.250% due 01/26/15 to 12/18/15,
$85,116,000 Federal Home Loan Bank
obligations, zero coupon to 3.300% due
01/16/14 to 12/20/32, $5,899,000 Federal
Home Loan Mortgage Corp. obligations,
1.000% due 01/27/16, $78,470,000
Federal National Mortgage Association
obligations, 0.875% to 6.625% due
06/27/14 to 11/15/30, $33,183,000
Tennessee Valley Authority, 1.750% to
7.125% due 06/15/15 to 04/01/56 and
$22,681,000 US Treasury Bond, 2.500%
due 01/15/29; (value—$362,100,102);
proceeds: $355,000,888	355,000,000	355,000,000

39

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/25/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.050% due 11/01/13, collateralized
by $502,214,282 Federal Home Loan
Mortgage Corp. obligations, zero coupon
to 6.000% due 05/15/23 to 01/15/43
and $830,998,240 Federal National
Mortgage Association obligations,
3.000% to 10.500% due 03/25/19
to 07/01/43; (value—$255,000,001);
proceeds: $250,002,431	$250,000,000	$250,000,000
Repurchase agreement dated 10/31/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.090% due 11/01/13, collateralized by
$147,674,900 US Treasury Note, 0.625%
due 10/15/16; (value—$147,900,064);
proceeds: $145,000,363	145,000,000	145,000,000
Repurchase agreement dated 09/23/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.460% due 11/07/13, collateralized
by $1,543,772,677 various asset-
backed convertible bonds, zero
coupon to 6.971% due 06/15/20 to
05/15/52; (value—$107,000,000);
proceeds: $100,057,500[1]	100,000,000	100,000,000
Repurchase agreement dated 09/12/13
with Merrill Lynch Pierce Fenner &
Smith, Inc., 0.560% due 12/05/13,
collateralized by $27,984,162,840
various asset-backed convertible bonds,
zero coupon to 36.396% due 09/20/14
to 11/23/52; (value—$481,473,452);
proceeds: $450,588,000[1,6]	450,000,000	450,000,000
Repurchase agreement dated 10/31/13 with
State Street Bank and Trust Co.,
0.000% due 11/01/13, collateralized by
$58,805,000 Federal National Mortgage
Association obligations, 2.260% due
10/17/22; (value—$55,539,500);
proceeds: $54,449,000	54,449,000	54,449,000

40

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/13 with
Toronto-Dominion Bank, 0.090%
due 11/01/13, collateralized by
$20,609,146 Federal Home Loan
Mortgage Corp. obligations, 2.500%
to 4.500% due 12/01/27 to 06/01/43
and $235,580,264 Federal National
Mortgage Association obligations,
2.500% to 6.000% due 01/01/25 to
09/01/43; (value—$204,000,001);
proceeds: $200,000,500	$200,000,000	$200,000,000
Total repurchase agreements (cost—$2,324,449,000)		2,324,449,000
Total investments (cost—$17,472,756,585
which approximates cost for federal
income tax purposes)—99.96%		17,472,756,585
Other assets in excess of liabilities—0.04%		6,226,452
Net assets—100.00%		$17,478,983,037

41

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to the financial statements for further information.

Security description	Value at 04/30/13	Purchases during the six months ended 10/31/13	Sales during the six months ended 10/31/13	Value at 10/31/13	Net income earned from affiliate for the six months ended 10/31/13
UBS Private Money
Market Fund LLC	$—	$10,225,000	$10,225,000	$—	$82

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and
agency obligations	$—	$1,056,046,966	$—	$1,056,046,966
Time deposits	—	2,450,000,000	—	2,450,000,000
Certificates of
deposit	—	2,928,003,058	—	2,928,003,058
Commercial paper	—	7,824,122,477	—	7,824,122,477
Short-term
corporate
obligations	—	890,135,084	—	890,135,084
Repurchase
agreements	—	2,324,449,000	—	2,324,449,000
Total	$—	$17,472,756,585	$—	$17,472,756,585

At October 31, 2013, there were no transfers between Level 1 and Level 2.

42

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	42.6%
Japan	9.6
France	8.6
Sweden	8.0
Australia	5.7
Canada	5.0
Singapore	4.0
Germany	4.0
China	3.3
Norway	3.2
United Kingdom	3.0
Finland	1.1
Netherlands	1.0
Luxembourg	0.9
Total	100.0%

Portfolio footnotes

[1] Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2] Rates shown are the discount rates at date of purchase.
[3] Rate represents stated coupon rate.
[4] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 11.62% of net assets as of October 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 2.29% of net assets as of October 31, 2013, is considered illiquid and may be sold in transactions exempt from registration, normally to qualified institutional buyers.
[6] Illiquid security representing 2.57% of net assets as of October 31, 2013.

See accompanying notes to financial statements	43

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
US government obligations—36.51%
US Treasury Bills
0.045%, due 01/16/14[1]	$250,000,000	$249,976,250
0.036%, due 01/30/14[1]	500,000,000	499,955,000
0.089%, due 04/24/14[1]	550,000,000	549,762,563
US Treasury Notes
0.500%, due 11/15/13	125,000,000	125,013,990
0.250%, due 11/30/13	365,000,000	365,037,975
2.000%, due 11/30/13	520,000,000	520,750,093
0.750%, due 12/15/13	189,500,000	189,636,615
1.000%, due 01/15/14	650,000,000	651,258,612
0.250%, due 01/31/14	75,000,000	75,033,008
0.250%, due 04/30/14	312,000,000	312,188,953
1.875%, due 04/30/14	250,000,000	252,163,158
2.250%, due 05/31/14	125,000,000	126,525,519
0.250%, due 06/30/14	175,000,000	175,172,591
2.625%, due 06/30/14	150,000,000	152,437,760
0.625%, due 07/15/14	250,000,000	250,903,030
2.625%, due 07/31/14	100,000,000	101,846,700
2.375%, due 08/31/14	50,000,000	50,914,566
2.375%, due 09/30/14	50,000,000	51,007,910
Total US government obligations (cost—$4,699,584,293)		4,699,584,293
Repurchase agreements—62.12%
Repurchase agreement dated 10/31/13 with
Barclays Capital, Inc., 0.070% due 11/07/13,
collateralized by $493,741,900 US Treasury
Notes, 0.250% to 2.375% due 05/15/14 to
11/15/22, $48,825,500 US Treasury Bond
Principal Strip, zero coupon due 05/15/43
and $736,344,181 US Treasury Bond Strips,
zero coupon due 05/15/15 to 02/15/34;
(value—$1,020,000,035);
proceeds: $1,000,013,611	1,000,000,000	1,000,000,000

44

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/13 with
Barclays Capital, Inc., 0.080% due 11/01/13,
collateralized by $220,452,600 US Treasury
Notes, 0.375% to 1.250% due 10/31/15 to
03/15/16; (value—$224,400,004);
proceeds: $220,000,489	$220,000,000	$220,000,000
Repurchase agreement dated 10/28/13 with
BNP Paribas Securities Corp., 0.040% due
11/04/13, collateralized by $17,300 US
Treasury Bond, 8.000% due 11/15/21,
$96,690,188 US Treasury Inflation Index
Bonds, 2.125% to 3.875% due 01/15/25
to 02/15/40, $75,628,000 US Treasury
Inflation Index Notes, 0.125% to 0.625%
due 04/15/16 to 07/15/21, $100 US
Treasury Note, 4.625% due 02/15/17,
$150,000,000 US Treasury Bond Principal
Strip, zero coupon due 08/15/27 and
$236,888,965 US Treasury Bond Strips,
zero coupon due 11/15/24 to 05/15/26;
(value—$510,000,001);
proceeds: $500,003,889	500,000,000	500,000,000
Repurchase agreement dated 10/29/13 with
BNP Paribas Securities Corp., 0.060% due
11/05/13, collateralized by $84,000 US
Treasury Bill, zero coupon due 02/13/14,
$99,535,900 US Treasury Inflation Index
Notes, 0.125% to 2.625% due 04/15/16
to 04/15/18, $147,296,400 US Treasury
Notes, 0.125% to 4.875% due 01/31/14
to 11/15/20, $497,500,000 US Treasury
Bond Principal Strips, zero coupon due
11/15/27 to 02/15/43 and $92,696,647
US Treasury Bond Strip, zero coupon due
08/15/33; (value—$510,000,029);
proceeds: $500,005,833	500,000,000	500,000,000

45

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/13 with
BNP Paribas Securities Corp., 0.080% due
11/01/13, collateralized by $341,829,300
US Treasury Bill, zero coupon due 04/17/14
and $52,451,400 US Treasury Notes,
1.000% to 2.000% due 08/31/19 to
07/31/20; (value—$392,700,037);
proceeds: $385,000,856	$385,000,000	$385,000,000
Repurchase agreement dated 10/31/13 with
Deutsche Bank Securities, Inc., 0.070% due
11/07/13, collateralized by $62,132,900
US Treasury Bonds, 7.500% to 8.000%
due 11/15/21 to 11/15/24, $100,941,700
US Treasury Inflation Index Notes, 1.125%
to 2.125% due 01/15/19 to 01/15/21,
$219,408,900 US Treasury Notes, 0.625%
to 3.250% due 02/15/14 to 05/31/19,
$179,156,000 US Treasury Bond Principal Strip,
zero coupon due 05/15/40 and $9,898,000
US Treasury Bond Strip, zero coupon due
11/15/25; (value—$510,000,033);
proceeds: $500,006,806	500,000,000	500,000,000
Repurchase agreement dated 10/31/13
with Deutsche Bank Securities, Inc.,
0.100% due 11/01/13, collateralized by
$85,057,000 US Treasury Bill, zero coupon
due 02/06/14, $36,999,000 US Treasury
Bond, 6.500% due 11/15/26, $12,610,500
US Treasury Inflation Index Note, 2.500%
due 07/15/16, $523,459,400 US Treasury
Notes, 1.125% to 3.875% due 12/31/14
to 02/15/23 and $40,467,272 US Treasury
Bond Strip, zero coupon due 08/15/22;
(value—$714,000,030);
proceeds: $700,001,944	700,000,000	700,000,000
Repurchase agreement dated 10/31/13 with
Federal Reserve Bank of New York,
0.020% due 11/01/13, collateralized by
$713,735,000 US Treasury Note, 3.625%
due 02/15/21; (value—$800,000,523);
proceeds: $800,000,444	800,000,000	800,000,000

46

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/25/13 with
Goldman Sachs & Co., 0.040% due
11/01/13, collateralized by $480,998,100
US Treasury Bonds, 3.500% to 8.125%
due 05/15/16 to 11/15/39 and
$386,142,200 US Treasury Notes, 0.375%
to 2.375% due 02/28/15 to 12/31/19;
(value—$1,020,000,016);
proceeds: $1,000,007,778	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 10/31/13 with
Goldman Sachs & Co., 0.050% due
11/01/13, collateralized by $1,119,500
US Treasury Bonds, 8.125% to 9.875%
due 11/15/15 to 08/15/21 and
$388,474,200 US Treasury Notes, 0.500%
to 2.375% due 10/31/14 to 02/29/20;
(value—$387,600,047);
proceeds: $380,000,528	380,000,000	380,000,000
Repurchase agreement dated 10/25/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.040% due 11/01/13, collateralized by
$230,120,600 US Treasury Bonds, 3.875%
to 7.500% due 11/15/24 to 08/15/40,
$254,803,300 US Treasury Inflation
Index Bonds, 0.625% to 3.875% due
01/15/26 to 02/15/43 and $306,907,600
US Treasury Inflation Index Notes, 0.125%
to 2.500% due 07/15/14 to 07/15/22;
(value—$1,020,000,127);
proceeds: $1,000,007,778	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.080% due 11/01/13, collateralized by
$61,273,500 US Treasury Bill, zero coupon
due 05/29/14, $253,451,800 US Treasury
Bond, 3.625% due 08/15/43, $62,659,300
US Treasury Inflation Index Note, 0.375%
due 07/15/23 and $252,575,200 US
Treasury Note, 0.250% due 08/31/14;
(value—$632,400,035);
proceeds: $620,001,378	620,000,000	620,000,000

47

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/13 with
State Street Bank and Trust Co., 0.000%
due 11/01/13, collateralized by $245,000
US Treasury Note, 2.125% due 12/31/15;
(value—$256,138); proceeds: $250,000	$250,000	$250,000
Repurchase agreement dated 10/25/13 with
Toronto-Dominion Bank, 0.050% due
11/01/13, collateralized by $136,379,460
US Treasury Bills, zero coupon due
11/14/13 to 02/20/14, $10,500 US
Treasury Bond, 4.375% due 05/15/40 and
$68,133,900 US Treasury Notes, 1.000%
to 4.000% due 02/15/14 to 11/15/22;
(value—$204,127,195);
proceeds: $200,001,944	200,000,000	200,000,000
Repurchase agreement dated 10/31/13 with
Toronto-Dominion Bank, 0.070% due
11/01/13, collateralized by $43,500,000 US
Treasury Bills, zero coupon due 11/07/13
to 02/13/14, $20,665,600 US Treasury
Bonds, 3.500% to 10.625% due 08/15/15
to 08/15/41 and $124,983,200 US Treasury
Notes, 0.375% to 5.125% due 02/15/14 to
08/15/22; (value—$193,800,021);
proceeds: $190,000,369	190,000,000	190,000,000
Total repurchase agreements (cost—$7,995,250,000)		7,995,250,000
Total investments (cost—$12,694,834,293
which approximates cost for federal
income tax purposes)—98.63%		12,694,834,293
Other assets in excess of liabilities—1.37%		175,992,121
Net assets—100.00%		$12,870,826,414

48

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government
obligations	$—	$4,699,584,293	$—	$4,699,584,293
Repurchase
agreements	—	7,995,250,000	—	7,995,250,000
Total	$—	$12,694,834,293	$—	$12,694,834,293

At October 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1] Rates shown are the discount rates at date of purchase.

See accompanying notes to financial statements	49

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—85.13%
Alabama—0.32%
Birmingham Special Care Facilities Financing
Authority Revenue Refunding
(Methodist Home Aging),
0.090%, VRD	$4,995,000	$4,995,000
Alaska—0.45%
Alaska International Airports Revenue Refunding
(System), Series A,
0.080%, VRD	7,000,000	7,000,000
Arizona—0.93%
AK-Chin Indian Community Revenue,
0.100%, VRD	4,300,000	4,300,000
Arizona State Tax Anticipation Notes
(Unemployment Insurance),
Series A,
1.500%, due 05/07/14	3,000,000	3,020,352
Series B,
1.500%, due 05/21/14	3,000,000	3,021,728
Pima County Industrial Development Authority
Industrial Revenue (Tucson Electric Power
Co.- Irvington Project),
0.100%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power
District Electric Systems Revenue (Barclays
Capital Municipal Trust Receipts, Series 9W),
0.100%, VRD[1,2]	3,750,000	3,750,000
		14,392,080
California—3.08%
California Health Facilities Financing Authority
Revenue (Catholic Healthcare), Series C,
0.060%, VRD	13,200,000	13,200,000
California State,
Series A-1,
2.000%, due 05/28/14	5,155,000	5,207,498
Series A-2,
2.000%, due 06/23/14	7,700,000	7,787,195

50

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development
Authority Revenue (University of San Diego),
0.080%, VRD	$1,885,000	$1,885,000
Los Angeles County Tax & Revenue Anticipation
Notes, Series B,
2.000%, due 06/30/14	10,000,000	10,119,904
San Diego County Certificates of Participation
(San Diego Foundation),
0.090%, VRD	2,000,000	2,000,000
Santa Clara Electric Revenue, Subseries B,
0.070%, VRD	7,500,000	7,500,000
		47,699,597
Colorado—3.65%
Aurora Water Improvement Revenue (JP Morgan
PUTTERs, Series 2010) (AMBAC Insured),
0.100%, VRD[1,2]	11,915,000	11,915,000
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish Federation
Board Program), Series C-6,
0.090%, VRD	2,020,000	2,020,000
Colorado State General Fund Tax and Revenue
Anticipation Notes, Series A,
2.000%, due 06/27/14	5,000,000	5,059,196
Denver City & County Certificates of
Participation Refunding,
Series A1,
0.090%, VRD	3,160,000	3,160,000
Series A2,
0.090%, VRD	9,370,000	9,370,000
Series A3,
0.090%, VRD	25,150,000	25,150,000
		56,674,196

51

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Connecticut—1.01%
City of Hartford General Obligation Bonds,
2.000%, due 04/10/14	$5,000,000	$5,037,582
Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
0.090%, VRD[1,2]	10,640,000	10,640,000
		15,677,582
District of Columbia—0.91%
District of Columbia Revenue (German Marshall
Fund of the United States),
0.080%, VRD	4,000,000	4,000,000
Metropolitan Washington, Airport Authority
Airport System Revenue, Subseries D-2,
0.080%, VRD	10,085,000	10,085,000
		14,085,000
Florida—3.21%
Gainesville Utilities System Revenue, Series A,
0.100%, VRD	2,475,000	2,475,000
Hillsborough County School Board Certificates of
Participation (Master Lease Program), Series C,
0.070%, VRD	27,685,000	27,685,000
JEA Water & Sewer System Revenue,
Subseries A-1,
0.080%, VRD	13,800,000	13,800,000
Subseries B-1,
0.080%, VRD	5,840,000	5,840,000
		49,800,000
Georgia—2.98%
Cobb County Tax Anticipation Notes,
1.500%, due 11/29/13	18,500,000	18,518,786
Forsyth County Water & Sewer Authority
Revenue (JP Morgan PUTTERs, Series 2253)
(AGM Insured),
0.130%, VRD[1,2]	4,750,000	4,750,000

52

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
Fulton County General Fund Tax Anticipation Notes,
2.000%, due 12/31/13	$10,000,000	$10,029,922
Private Colleges & Universities Authority Revenue
(Emory University),
Series B-1,
0.060%, VRD	9,050,000	9,050,000
Series B-2,
0.060%, VRD	3,800,000	3,800,000
		46,148,708
Idaho—0.39%
Idaho Tax Anticipation Notes,
2.000%, due 06/30/14	6,000,000	6,071,545
Illinois—5.61%
Chicago (Neighborhoods Alive 21), Series B,
0.080%, VRD	13,000,000	13,000,000
City of Chicago,
Series D-1,
0.080%, VRD	21,540,000	21,540,000
Series D-2,
0.080%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra),
0.070%, VRD	2,700,000	2,700,000
Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.100%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding
(Swedish Covenant), Series A,
0.080%, VRD	14,550,000	14,550,000
Illinois State Finance Authority Revenue (University
of Chicago Medical Center), Series B,
0.050%, VRD	7,500,000	7,500,000

53

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Quad Cities Regional Economic Development
Authority Revenue (Two Rivers YMCA Project),
0.080%, VRD	$4,260,000	$4,260,000
		86,950,000
Indiana—7.39%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.080%, VRD	5,000,000	5,000,000
Indiana Development Finance Authority Revenue
(Educational Facilities-Eiteljorg Museum),
0.090%, VRD	9,400,000	9,400,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy Industrial Project),
Series A-5,
0.050%, VRD	23,650,000	23,650,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy, Inc. Project),
Series A-4,
0.060%, VRD	29,900,000	29,900,000
Indiana Finance Authority Hospital Revenue
(Indiana University Health, Inc.), Series A,
0.070%, VRD	11,790,000	11,790,000
Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding, Series A,
0.090%, VRD	8,090,000	8,090,000
Indiana State Finance Authority Revenue Refunding
(Trinity Health), Series D-1,
0.070%, VRD	7,815,000	7,815,000
Indianapolis Multi-Family Housing Revenue (Capital
Place-Covington) (FNMA Insured),
0.100%, VRD	10,600,000	10,600,000
Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.080%, VRD	8,400,000	8,400,000
		114,645,000

54

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Iowa—0.17%
Iowa Finance Authority Private College Revenue
Facilities (Morningside College Project),
0.080%, VRD	$2,595,000	$2,595,000
Kansas—1.04%
Kansas State Department of Transportation
Highway Revenue Refunding,
Series B-2,
0.070%, VRD	9,380,000	9,380,000
Series B-3,
0.070%, VRD	6,810,000	6,810,000
		16,190,000
Kentucky—2.81%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust), Series A,
0.080%, VRD	7,425,000	7,425,000
Christian County Association of County’s
Leasing Trust Lease Program,
Series A,
0.080%, VRD	2,720,000	2,720,000
Series B,
0.080%, VRD	2,215,000	2,215,000
Shelby County Lease Revenue, Series A,
0.080%, VRD	20,910,000	20,910,000
Trimble County Association of Counties Leasing
Trust Lease Program Revenue, Series A,
0.080%, VRD	6,930,000	6,930,000
Williamstown League of Cities Funding Trust
Lease Revenue, Series A,
0.110%, VRD	3,445,000	3,445,000
		43,645,000

55

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Louisiana—1.47%
East Baton Rouge Parish Industrial Development
Board, Inc. Revenue (ExxonMobil Project),
Series A,
0.070%, VRD	$11,000,000	$11,000,000
Series B,
0.070%, VRD	5,300,000	5,300,000
Louisiana Public Facilities Authority Revenue
Refunding (Christus Health), Series B2,
0.050%, VRD	6,500,000	6,500,000
		22,800,000
Maryland—0.99%
Maryland Capital Improvement Bond, Series A,
5.250%, due 02/15/14	6,635,000	6,732,131
Washington Suburban Sanitation District Bond
Anticipation Notes, Series B,
0.080%, VRD	8,700,000	8,700,000
		15,432,131
Massachusetts—2.86%
Massachusetts Development Finance
Agency Revenue Refunding
(Higher Education-Smith College),
0.070%, VRD	3,191,000	3,191,000
Massachusetts Health & Educational Facilities
Authority Revenue (Citigroup ROCS
RR-II-R-11585),
0.080%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood), Series C,
0.070%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities
Authority Revenue (Pooled Loan Program),
Series N,
0.050%, VRD	3,865,000	3,865,000

56

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts State Department of Transportation
Metropolitan Highway System Revenue
(Senior), Series A-1,
0.150%, VRD	$24,500,000	$24,500,000
		44,351,000
Michigan—0.49%
Green Lake Township Economic Development
Corp. Revenue Refunding
(Interlochen Center Project),
0.080%, VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment),
Series C,
0.080%, VRD	3,680,000	3,680,000
		7,580,000
Minnesota—1.52%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.080%, VRD	9,140,000	9,140,000
Minnesota State Trunk Highway, Series E,
5.000%, due 08/01/14	6,000,000	6,215,505
Rochester Health Care Facilities Revenue
(Mayo Clinic), Series B,
0.070%, VRD	8,250,000	8,250,000
		23,605,505

57

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—2.00%
Mississippi Business Finance Commission Gulf
Opportunity Zone (Chevron USA, Inc. Project),
Series D,
0.070%, VRD	$14,000,000	$14,000,000
Series E,
0.080%, VRD	7,300,000	7,300,000
Series G,
0.050%, VRD	4,000,000	4,000,000
Series I,
0.050%, VRD	1,000,000	1,000,000
Series K,
0.070%, VRD	3,000,000	3,000,000
Series L,
0.080%, VRD	1,800,000	1,800,000
		31,100,000
Missouri—2.49%
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Ascension Healthcare), Series C-5,
0.080%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(De Smet Jesuit High School),
0.080%, VRD	3,985,000	3,985,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Washington University),
Series C,
0.050%, VRD	24,700,000	24,700,000
Series D,
0.050%, VRD	6,800,000	6,800,000
		38,685,000

58

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Nebraska—0.59%
Lancaster County Hospital Authority No.1 Hospital
Revenue Refunding (Bryanlgh Medical Center),
Series B-1,
0.080%, VRD	$9,145,000	$9,145,000
New Hampshire—0.20%
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College),
Series A,
0.080%, VRD	3,100,000	3,100,000
New York—6.14%
Albany County Bond Anticipation Notes,
1.000%, due 07/03/14	6,686,085	6,718,624
Metropolitan Transportation Authority New York
Dedicated Tax Fund, Subseries B-1,
0.070%, VRD	1,075,000	1,075,000
New York City Housing Development Corp. Multi-
Family Revenue (The Crest), Series A,
0.090%, VRD	13,500,000	13,500,000
New York City Housing Development Corp.
Revenue (Royal Properties), Series A
(FNMA Insured),
0.040%, VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water
& Sewer Systems Revenue (Second General),
Series DD-2,
0.040%, VRD	3,900,000	3,900,000
New York City Municipal Finance Authority Water
& Sewer Systems Revenue (Second General
Fiscal 2008),
Series BB-1,
0.060%, VRD	1,010,000	1,010,000
Series BB-5,
0.040%, VRD	6,200,000	6,200,000

59

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority
Water & Sewer Systems Revenue
(Second Generation Resolution),
Series A,
0.080%, VRD	$5,900,000	$5,900,000
Series CC-1,
0.070%, VRD	8,000,000	8,000,000
New York City, Series F,
Subseries F-3,
0.080%, VRD	9,700,000	9,700,000
Subseries L-4,
0.070%, VRD	3,400,000	3,400,000
Subseries L-6,
0.040%, VRD	8,340,000	8,340,000
New York State Dormitory Authority Revenue
(Cornell University), Series A,
0.090%, VRD	3,395,000	3,395,000
New York State Dormitory Authority Revenue Non-
State Supported Debt (Rockefeller University),
Series A,
0.090%, VRD	1,960,000	1,960,000
New York State Housing Finance Agency Revenue
(316 11th Avenue Housing), Series A,
(FNMA Insured),
0.070%, VRD	4,700,000	4,700,000
New York State Housing Finance Agency Revenue
(Gotham West Housing), Series A-2,
0.060%, VRD	7,300,000	7,300,000
Triborough Bridge & Tunnel Authority Revenue
(General), Series B,
0.070%, VRD	4,130,000	4,130,000
		95,228,624

60

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—6.29%
Charlotte-Mecklenburg Hospital Authority
Health Care Systems Revenue Refunding
(Carolinas Healthcare) (AGM Insured),
Series E,
0.060%, VRD	$7,000,000	$7,000,000
Series H,
0.050%, VRD	20,070,000	20,070,000
Charlotte Water & Sewer System Revenue
Refunding,
Series B,
0.070%, VRD	12,760,000	12,760,000
Series C,
0.080%, VRD	29,785,000	29,785,000
Guilford County, Series B,
0.080%, VRD	1,855,000	1,855,000
New Hanover County (School),
0.080%, VRD	2,305,000	2,305,000
North Carolina Capital Facilities Finance
Agency Educational Facilities Revenue
(Campbell University),
0.090%, VRD	5,205,000	5,205,000
North Carolina Educational Facilities Finance Agency
Revenue (Duke University Project), Series A,
0.060%, VRD	3,410,000	3,410,000
University of North Carolina Chapel Hill Revenue,
Series B,
0.070%, VRD	15,195,000	15,195,000
		97,585,000
Ohio—1.90%
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.090%, VRD[1,2]	2,800,000	2,800,000
Cuyahoga County Housing Revenue (Euclid
Avenue Housing Corp.), Series A,
0.070%, VRD	10,900,000	10,900,000

61

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Ohio (Common Schools), Series B,
0.060%, VRD	$1,405,000	$1,405,000
Ohio Higher Educational Facilities Commission
Revenue (JP Morgan PUTTERs, Series 3244Z),
0.090%, VRD[1,2]	2,845,000	2,845,000
Ohio State University Revenue, Series E,
0.070%, VRD	11,600,000	11,600,000
		29,550,000
Oregon—1.78%
Oregon Health & Science University Revenue,
Series C,
0.080%, VRD	1,890,000	1,890,000
Oregon State Tax Anticipation Notes, Series A,
1.500%, due 07/31/14	25,000,000	25,246,138
Salem Hospital Facility Authority Revenue
(Salem Hospital Project), Series B,
0.080%, VRD	400,000	400,000
		27,536,138
Pennsylvania—5.62%
Allegheny County Industrial Development
Authority Health Care Facility
(Longwood Oakmount, Inc.),
0.070%, VRD	15,010,000	15,010,000
Delaware River Port Authority of Pennsylvania &
New Jersey Revenue Refunding, Series B,
0.060%, VRD	21,630,000	21,630,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue, Series C,
0.070%, VRD	7,280,000	7,280,000
Pennsylvania Higher Educational Facilities
Authority College & University Revenue
(St. Joseph’s University), Series A,
0.080%, VRD	2,000,000	2,000,000

62

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Pennsylvania Higher Educational Facilities Authority
Revenue (Drexel University), Second Series,
0.070%, VRD	$7,725,000	$7,725,000
Philadelphia Authority for Industrial Development
Lease Revenue Refunding, Series B-3,
0.070%, VRD	5,325,000	5,325,000
Philadelphia Gas Works Revenue Refunding,
Series C,
0.070%, VRD	5,000,000	5,000,000
Pittsburgh Water & Sewer Authority Water &
Sewer Systems Revenue (1st Lien), Series B2,
0.070%, VRD	12,000,000	12,000,000
Washington County Authority Refunding
(University of Pennsylvania),
0.060%, VRD	3,425,000	3,425,000
Washington County Hospital Authority Revenue
(Monongahela Valley Hospital Project),
Series A,
0.080%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development
Authority Revenue (Excela Health Project),
Series B,
0.080%, VRD	5,260,000	5,260,000
		87,195,000
South Carolina—1.37%
Charleston County School District Bonds
Anticipation Notes, Series A, (SCSDE Insured),
2.000%, due 11/15/13	13,000,000	13,009,090
Piedmont Municipal Power Agency Electric
Revenue Refunding, Series C,
0.060%, VRD	3,050,000	3,050,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Anmed Health Project), Series C,
0.080%, VRD	1,995,000	1,995,000

63

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
South Carolina—(concluded)
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Regional Medical Center of Orangeburg),
0.080%, VRD	$3,150,000	$3,150,000
		21,204,090
Tennessee—0.89%
Knox County Health Educational & Housing
Facilities Board Hospital Facilities Revenue
Refunding (Covenant Healthcare), Series A,
0.080%, VRD	6,900,000	6,900,000
Sevier County Public Building Authority (Local
Government Public Improvement), Series B-1,
0.090%, VRD	4,500,000	4,500,000
Shelby County Public Improvement and School,
Series B,
0.070%, VRD	2,350,000	2,350,000
		13,750,000
Texas—9.55%
Alamo Community College District (Citigroup
ROCS Series RR-II-R-883WF) (FGIC Insured),
0.070%, VRD[1,2]	7,750,000	7,750,000
City of Houston Tax & Revenue Anticipation Notes,
1.500%, due 06/30/14	8,000,000	8,069,578
2.000%, due 06/30/14	1,000,000	1,011,990
Harris County Cultural Educational Facilities
Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.080%, VRD	25,525,000	25,525,000
Subseries C-2,
0.080%, VRD	11,700,000	11,700,000
Harris County Health Facilities Development Corp.
Revenue Refunding (Methodist Hospital
Systems), Series A-1,
0.080%, VRD	7,365,000	7,365,000

64

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Hospital District Revenue Refunding
(Senior Lien),
0.070%, VRD	$4,890,000	$4,890,000
Harris County Tax Anticipation Notes,
1.000%, due 02/28/14	8,000,000	8,022,383
2.000%, due 02/28/14	10,000,000	10,060,545
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series A,
0.070%, VRD	7,800,000	7,800,000
Series B,
0.070%, VRD	11,400,000	11,400,000
Texas (JP Morgan PUTTERs, Series 3238),
0.090%, VRD[1,2]	2,165,000	2,165,000
Texas State Revenue Anticipation Notes,
2.000%, due 08/28/14	35,000,000	35,517,354
Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.090%, VRD[1,2]	3,330,000	3,330,000
University of Texas University Revenue
(Financing Systems), Series B,
0.040%, VRD	3,520,000	3,520,000
		148,126,850
Utah—2.23%
Murray City Utah, Hospital Revenue
(IHC Health Services, Inc.), Series D,
0.050%, VRD	16,260,000	16,260,000
Utah Transit Authority Sales Tax Revenue,
Subseries A,
0.070%, VRD	4,435,000	4,435,000
Subseries B,
0.060%, VRD	13,915,000	13,915,000
		34,610,000

65

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Vermont—0.47%
Winooski Special Obligation Refunding, Series A,
0.050%, VRD	$7,260,000	$7,260,000
Virginia—0.14%
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical), Series D,
0.070%, VRD	2,200,000	2,200,000
Washington—2.14%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue (JP Morgan
PUTTERs, Series 2643Z),
0.090%, VRD[1,2]	4,995,000	4,995,000
King County Sewer Revenue (Junior Lien), Series A,
0.090%, VRD	20,475,000	20,475,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(New Haven Apartments) (FNMA Insured),
0.070%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(Washington Terrace),
0.080%, VRD	3,750,000	3,750,000
		33,120,000
Wyoming—0.05%
Uinta County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.050%, VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,320,533,046)		1,320,533,046

66

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—14.79%
California—0.68%
California State Health Facilities Financing
(Stanford Hospital),
Series B-2, Subseries 1,
0.160%, due 01/07/14	$6,000,000	$6,000,000
Series B-2, Subseries 2,
0.150%, due 12/04/13	4,500,000	4,500,000
		10,500,000
Connecticut—0.65%
Yale University,
0.080%, due 11/08/13	10,000,000	10,000,000
Illinois—0.68%
Illinois Educational Facilities Authority Revenue,
0.100%, due 12/04/13	10,615,000	10,615,000
Kentucky—1.29%
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.250%, due 11/14/13	20,000,000	20,000,000
Maryland—1.48%
Johns Hopkins University,
0.110%, due 02/11/14	7,998,000	7,998,000
Montgomery County,
0.080%, due 11/19/13	15,000,000	15,000,000
		22,998,000
Minnesota—2.64%
Mayo Clinic,
0.130%, due 11/05/13	10,000,000	10,000,000
0.130%, due 11/14/13	20,000,000	20,000,000
University of Minnesota Regents,
0.100%, due 12/05/13	11,000,000	11,000,000
		41,000,000

67

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Missouri—1.88%
University of Missouri,
0.080%, due 11/01/13	$15,000,000	$15,000,000
0.100%, due 12/03/13	14,105,000	14,105,000
		29,105,000
Tennessee—1.10%
Vanderbilt University,
0.170%, due 04/03/14	8,000,000	8,000,000
0.140%, due 05/06/14	9,000,000	9,000,000
		17,000,000
Texas—1.73%
Dallas Area Rapid Transit,
0.130%, due 02/20/14	4,000,000	4,000,000
University of Texas,
0.090%, due 12/10/13	10,000,000	10,000,000
0.110%, due 02/06/14	12,896,000	12,896,000
		26,896,000
Virginia—2.02%
University of Virginia,
0.080%, due 11/06/13	7,735,000	7,735,000
0.090%, due 12/09/13	7,000,000	7,000,000
0.120%, due 01/08/14	16,629,000	16,629,000
		31,364,000
Washington—0.64%
University of Washington,
0.110%, due 02/06/14	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$229,478,000)		229,478,000
Total investments (cost—$1,550,011,046
which approximates cost for federal income
tax purposes)—99.92%		1,550,011,046
Other assets in excess of liabilities—0.08%		1,192,727
Net assets—100.00%		$1,551,203,773

68

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds
and notes	$—	$1,320,533,046	$—	$1,320,533,046
Tax-exempt
commercial paper	—	229,478,000	—	229,478,000
Total	$—	$1,550,011,046	$—	$1,550,011,046

At October 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.19% of net assets as of October 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2] The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2013 and reset periodically.

See accompanying notes to financial statements	69

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2013 to October 31, 2013.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

70

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

71

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value May 1, 2013	Ending account value October 31, 2013	Expenses paid during period[1] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.60	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

	Beginning account value May 1, 2013	Ending account value October 31, 2013	Expenses paid during period[1] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.90	0.31	0.06

Tax-Free Master Fund

	Beginning account value May 1, 2013	Ending account value October 31, 2013	Expenses paid during period[1] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.20	$0.40	0.08%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.80	0.41	0.08

1 Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

72

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/13	04/30/13	10/31/12
Weighted average maturity[1]	41 days	47 days	54 days
Net assets (bln)	$17.5	$19.1	$18.6

Portfolio composition[2]	10/31/13	04/30/13	10/31/12
Commercial paper	44.8%	36.0%	42.6%
Certificates of deposit	16.8	29.5	22.8
Time deposits	14.0	3.8	5.8
Repurchase agreements	13.3	10.3	6.9
US government and agency obligations	6.0	17.8	21.2
Short-term corporate obligations	5.1	2.5	0.7
Other assets less liabilities	0.0 [3]	0.1	0.0 [3]
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.
[3] Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

73

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/13	04/30/13	10/31/12
Weighted average maturity[1]	48 days	53 days	52 days
Net assets (bln)	$12.9	$12.2	$15.9

Portfolio composition[2]	10/31/13	04/30/13	10/31/12
Repurchase agreements	62.1%	55.5%	50.6%
US government obligations	36.5	44.4	46.8
Other assets less liabilities	1.4	0.1	2.6
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

74

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/13	04/30/13	10/31/12
Weighted average maturity[1]	34 days	19 days	34 days
Net assets (bln)	$1.6	$1.6	$1.5

Portfolio composition[2]	10/31/13	04/30/13	10/31/12
Municipal bonds and notes	85.1%	81.2%	81.0%
Tax-exempt commercial paper	14.8	18.7	18.6
Other assets less liabilities	0.1	0.1	0.4
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

75

Master Trust
Statement of operations
For the six months ended October 31, 2013
(unaudited)

Prime Master Fund
Investment income:
Interest	$20,643,713
Securities lending income
(includes $82; $0 and $0, respectively earned
from an affiliated entity)	198
20,643,911
Expenses:
Investment advisory and administration fees	9,323,469
Trustees’ fees	51,625
9,375,094
Fee waivers by investment advisor	—
Net expenses	9,375,094
Net investment income	11,268,817
Net realized gain	198,731
Net increase in net assets resulting from operations	$11,467,548

76	See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund

$4,648,604	$803,325

—	—
4,648,604	803,325

6,320,712	786,873
38,536	11,998
6,359,248	798,871
(2,392,225)	(147,156)
3,967,023	651,715
681,581	151,610
45,949	13,623
$727,530	$165,233

See accompanying notes to financial statements	77

Master Trust
Statement of changes in net assets

	For the six months ended October 31, 2013 (unaudited)	For the year ended April 30, 2013
Prime Master Fund
From operations:
Net investment income	$11,268,817	$36,187,378
Net realized gain	198,731	77,976
Net increase in net assets resulting from operations	11,467,548	36,265,354
Net increase (decrease) in net assets from beneficial
interest transactions	(1,670,093,683)	3,412,781,376
Net increase (decrease) in net assets	(1,658,626,135)	3,449,046,730
Net assets:
Beginning of period	19,137,609,172	15,688,562,442
End of period	$17,478,983,037	$19,137,609,172

Treasury Master Fund
From operations:
Net investment income	$681,581	$7,062,500
Net realized gain	45,949	156,317
Net increase in net assets resulting from operations	727,530	7,218,817
Net increase (decrease) in net assets from
beneficial interest transactions	644,548,576	(826,052,247)
Net increase (decrease) in net assets	645,276,106	(818,833,430)
Net assets:
Beginning of period	12,225,550,308	13,044,383,738
End of period	$12,870,826,414	$12,225,550,308

Tax-Free Master Fund
From operations:
Net investment income	$151,610	$922,996
Net realized gain	13,623	79,573
Net increase in net assets resulting from operations	165,233	1,002,569
Net increase (decrease) in net assets from
beneficial interest transactions	(5,287,291)	394,531,710
Net increase (decrease) in net assets	(5,122,058)	395,534,279
Net assets:
Beginning of period	1,556,325,831	1,160,791,552
End of period	$1,551,203,773	$1,556,325,831

78	See accompanying notes to financial statements

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79

Master Trust
Financial highlights

Selected financial data throughout each period is presented below:

Six months ended October 31, 2013 (unaudited)
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.10%[1]
Net investment income	0.12%[1]
Supplemental data:
Net assets, end of period (000’s)	$17,478,983
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.06%[1]
Net investment income	0.01%[1]
Supplemental data:
Net assets, end of period (000’s)	$12,870,826
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.08%[1]
Net investment income	0.02%[1]
Supplemental data:
Net assets, end of period (000’s)	$1,551,204

[1] Annualized.
[2] Waiver by advisor represents less than 0.005%.

80	See accompanying notes to financial statements

Years ended April 30,
2013	2012	2011	2010	2009

0.10%	0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%	0.10%[2]	0.10%
0.19%	0.19%	0.21%	0.25%	1.90%

$19,137,609	$15,688,562	$29,569,454	$22,591,869	$19,607,887

0.10%	0.10%	0.10%	0.10%	0.10%
0.10%[2]	0.06%	0.10%[2]	0.10%	0.10%[2]
0.05%	0.01%	0.09%	0.12%	0.77%

$12,225,550	$13,044,384	$7,219,706	$7,335,525	$10,699,897

0.10%	0.10%	0.10%	0.10%	0.10%
0.10%[2]	0.10%[2]	0.10%	0.10%[2]	0.04%
0.06%	0.06%	0.18%	0.20%	1.42%

$1,556,326	$1,160,792	$1,485,784	$1,933,132	$2,770,040
81

Master Trust
Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants.

82

Master Trust
Notes to financial statements (unaudited)

The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial

83

Master Trust
Notes to financial statements (unaudited)

statements or (2) subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements for ASU 2013-01 are included within the Fund’s Statement of net assets under the section titled Repurchase Agreements. The total market value of these repurchase agreements for Prime Master Fund and Treasury Master Fund is $2,324,449,000 and $7,995,250,000, respectively, and they are collateralized by $2,398,413,232 and $8,139,284,271, respectively, of non-cash collateral.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement,

84

Master Trust
Notes to financial statements (unaudited)

realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates
The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory

85

Master Trust
Notes to financial statements (unaudited)

and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2013, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,522,194, $730,262 and $108,621, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2013, UBS Global AM owed $29,129, $22,803 and $6,889 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2013, UBS Global AM voluntarily waived $2,392,225 and $147,156 for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option

86

Master Trust
Notes to financial statements (unaudited)

to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses, including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2013, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$149,665,000
Treasury Master Fund	249,904,576
Tax-Free Master Fund	247,809,300

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation.

87

Master Trust
Notes to financial statements (unaudited)

Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At October 31, 2013, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participated with certain other funds managed or advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), which was to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund had agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees were paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund would have borrowed based upon prevailing rates in effect at the time of borrowing. For the six months ended October 31,

88

Master Trust
Notes to financial statements (unaudited)

2013, Tax-Free Master Fund did not borrow under the Committed Credit Facility. Effective November 19, 2013, Tax-Free Master Fund no longer participates in the Committed Credit Facility.

Beneficial interest transactions

Prime Master Fund	For the six months ended October 31, 2013	For the year ended April 30, 2013
Contributions	$25,412,728,438	$57,931,411,710
Withdrawals	(27,082,822,121)	(54,518,630,334)
Net increase (decrease) in beneficial interest	$(1,670,093,683)	$3,412,781,376

Treasury Master Fund	For the six months ended October 31, 2013	For the year ended April 30, 2013
Contributions	$14,056,830,196	$28,344,203,263
Withdrawals	(13,412,281,620)	(29,170,255,510)
Net increase (decrease) in beneficial interest	$644,548,576	$(826,052,247)

Tax-Free Master Fund	For the six months ended October 31, 2013	For the year ended April 30, 2013
Contributions	$712,455,368	$2,891,282,474
Withdrawals	(717,742,659)	(2,496,750,764)
Net increase (decrease) in beneficial interest	$(5,287,291)	$394,531,710

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

89

Master Trust
Notes to financial statements (unaudited)

As of and during the six months ended October 31, 2013, the Master Funds did not have any liabilities for any uncertain tax positions. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2013, the Master Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

90

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

91

Master Trust
Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 16-17, 2013, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust, with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. Independent Trustees discussed the materials initially provided by management among themselves on several occasions prior to the scheduled board meeting, and independent legal counsel participated in several such discussions. The Independent Trustees also met in executive session with their independent legal counsel to review the presentation that had been made to them at the meeting. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board considered the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board

92

Master Trust
Board approval of management contract (unaudited)

noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $159 billion in assets under management as of March 31, 2013 and was part of the UBS Global Asset Management Division, which had approximately $632 billion in assets under management worldwide as of March 31, 2013. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

93

Master Trust
Board approval of management contract (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund, Prime Capital Feeder Fund, Treasury Capital Feeder Fund and Tax-Free Capital Feeder Fund through August 31, 2014. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS Global AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

94

Master Trust
Board approval of management contract (unaudited)

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other funds managed by UBS Global AM.

Prime Master
Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund’s Actual Management Fee and total expenses and the Prime Capital Feeder Fund’s Actual Management Fee, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Prime Institutional Feeder Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the fourth quintile and its total expenses were in the third quintile in the Prime Institutional Feeder Fund’s Expense

95

Master Trust
Board approval of management contract (unaudited)

Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.) The Prime Preferred Feeder Fund’s Contractual Management Fee and Actual Management Fee were in the second quintile and its total expenses were in the first quintile in the Prime Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Investor Feeder Fund’s Contractual Management Fee and Actual Management Fee were in the second quintile and its total expenses were in the third quintile (at the Expense Group median) in the Prime Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Capital Feeder Fund’s Contractual Management Fee was in the first quintile, its Actual Management Fee was in the fifth quintile (the highest in the Expense Group) and its total expenses were in the second quintile in the Prime Capital Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report.

Management noted that the Prime Institutional Feeder Fund’s Contractual Management Fee is below the expense peer group median, while its Actual Management Fee ranked in the fourth quintile, 2.9 basis points (0.029%) above the median. Management explained that the Prime Institutional Feeder Fund has a “unitary” fee structure, whereby the advisor pays for all ordinary fund expenses. Management noted that due to the fund’s “unitary” fee structure, comparisons would best be performed on a total expense basis; management further observed that the Prime Institutional Feeder Fund’s total expenses ranked in the third quintile at 1.7 basis points (0.017%) above the median.

Management noted that the Prime Capital Feeder Fund’s Contractual Management Fee is in the first quintile, below the expense peer group median, while its Actual Management Fee ranked in the fifth quintile, 8.4 basis points (0.084%) above the median. Management stated that the approach in which the waiver is applied for this fund differs

96

Master Trust
Board approval of management contract (unaudited)

from the approach Lipper utilizes to reflect waivers for its peers (i.e., most peers have the waivers applied toward management fees first, while UBS Global AM applies a methodology of waiving the entire non-12b-1 shareholder servicing fee of 15 basis points (0.15%) first and then having the waivers impact the management fee). Management stated that, as a result, the Actual Management Fee appears above the peer group median. Management noted that the Prime Capital Feeder Fund has an expense cap of 20 basis points (0.20%), which protects shareholders from incurring expenses above this level. Management further noted that the fund’s total expenses are well below its peer median, and that, therefore, it believes the overall expenses for the fund are in line with its peers.

Treasury Master
Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Institutional Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the fifth quintile in the Treasury Institutional Feeder Fund’s Expense Group (its Actual Management Fee was the highest in the Expense Group) for the comparison periods utilized in the Lipper report. The Treasury Preferred Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the fifth quintile in the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Investor Feeder Fund’s Contractual Management Fee was in the first quintile and its Actual Management Fee and total expenses were in the fifth quintile in the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Capital Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the fifth quintile in the Treasury Capital Feeder Fund’s Expense Group (its Actual Management Fee was the highest in the Expense Group) for the comparison periods utilized in the Lipper report.

97

Master Trust
Board approval of management contract (unaudited)

Management noted that each of Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund has Actual Management Fees and total expenses in the fifth quintile relative to their respective Lipper expense peer groups. Management noted that, at this time, Actual Management Fees and total expenses are a factor of yield waivers, which in turn are dependent on a fund’s gross yield and level of expenses, and that gross yields recently have been volatile based on the funds’ underlying investments. Management further noted that, due to the benefit of voluntary fee waivers/expense reimbursements by UBS Global AM and/or its affiliates, the funds continue to “floor” yields at 1 basis point (0.01%), which is in line with peers. Management stated that, overall, it was comfortable with all the funds’ expenses given that the Contractual Management Fees for the funds range from 2 to 5 basis points (0.02% – 0.05%) below the respective expense peer group medians. Management also stated its belief that this indicates that in a normal yield environment, these funds would all be appropriately priced.

Tax-Free Master
Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Tax-Free Capital Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Tax-Free Institutional Feeder Fund’s Contractual Management Fee was in the first quintile, its Actual Management Fee was in the third quintile and its total expenses were in the second quintile in the Tax-Free Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Preferred Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Tax-Free Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Investor Feeder Fund’s Contractual Management

98

Master Trust
Board approval of management contract (unaudited)

Fee was in the third quintile and its Actual Management Fee and total expenses were in the second quintile in the Tax-Free Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Capital Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile, and its Actual Management Fee was in the fourth quintile in the Tax-Free Capital Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report.

Management noted that the Tax-Free Capital Feeder Fund’s Contractual Management Fee is in the first quintile, below the expense peer group median, while its Actual Management Fee ranked in the fifth quintile, 5.4 basis points (0.054%) above the median. Management stated that the approach in which the waiver is applied for this fund differs from the approach Lipper utilizes to reflect waivers for its peers (i.e., most peers have the waivers applied toward management fees first, while UBS Global AM applies a methodology of waiving the entire non-12b-1 shareholder servicing fee of 15 basis points (0.15%) first and then having the waivers impact the management fee). Management stated that, as a result, the Actual Management Fee appears above the peer group median. Management noted that the Tax-Free Capital Feeder Fund has an expense cap of 20 basis points (0.20%). Management further noted that the fund’s total expenses are well below its peer median, and that, therefore, it believes the overall expenses for the fund are in line with its peers.

In light of the foregoing, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided and proposed to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since

99

Master Trust
Board approval of management contract (unaudited)

inception, in each case ended April 30, 2013 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2013. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master
Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that the Prime Institutional Feeder Fund’s performance was in the first quintile for the one-, three-, five- and ten-year periods and since inception. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) The Prime Preferred Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception. The Prime Investor Feeder Fund’s performance was in the second quintile for the one- and three-year periods and since inception. The Prime Capital Feeder Fund’s performance was in the first quintile since inception.

Treasury Master
Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception. The Treasury Preferred Feeder Fund’s performance was in the first quintile for the

100

Master Trust
Board approval of management contract (unaudited)

one-, three- and five-year periods and since inception. The Treasury Investor Feeder Fund’s performance was in the first quintile for the one- and three-year periods and in the second quintile since inception. The Treasury Capital Feeder Fund’s performance was in the first quintile since inception.

Tax-Free Master
Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the Tax-Free Institutional Feeder Fund’s performance was in the second quintile for the one-and three-year periods and in the third quintile for the five-year period and since inception. The Tax-Free Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year periods and in the third quintile for the five-year period and since inception. The Tax-Free Investor Feeder Fund’s performance was in the second quintile for the one-year period, in the third quintile for the three-year period and in the fourth quintile since inception. The Tax-Free Capital Feeder Fund’s performance was in the first quintile since inception. The board noted that in each of the periods for which Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund posted below median returns, performance was at or close to the Performance Universe median.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

101

Master Trust
Board approval of management contract (unaudited)

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

102

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Erin O. Houston
Vice President	Vice President

Administrator (and Manager for the Master Funds) UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Principal Underwriter (for the feeder funds) UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2013. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE
UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Money Market Funds

UBS Select Institutional Funds
Semiannual Report
October 31, 2013

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

UBS Select Institutional Funds

December 13, 2013

Dear shareholder,

We present you with the semiannual report for the UBS Select Institutional Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund (the “Funds”), for the six months ended October 31, 2013.

Performance
The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

  UBS Select Prime Institutional Fund: 0.03% as of October 31, 2013, versus 0.07% as of April 30, 2013.

  UBS Select Treasury Institutional Fund: 0.01% as of October 31, 2013, unchanged from April 30, 2013.

  UBS Select Tax-Free Institutional Fund: 0.01% as of October 31, 2013, versus 0.03% as of April 30, 2013.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10 and 11.

UBS Select Prime
Institutional Fund

UBS Select Treasury
Institutional Fund

Investment goals
(both Funds):
Maximum current income consistent with liquidity and capital preservation

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
UBS Select Prime Institutional Fund—August 10, 1998;
UBS Select Treasury Institutional Fund—March 23, 2004

Dividend payments:
Monthly

UBS Select Tax-Free Institutional Fund

Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Erin O. Houston
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

1

UBS Select Institutional Funds

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	While the overall US economy continued to grow during the reporting period, the pace of the expansion was far from robust. Gross domestic product (“GDP”) growth in the US was an anemic 0.1% during the fourth quarter of 2012. However, the economy then gained some traction, as GDP grew 1.1% and 2.5% during the first and second quarters of 2013, respectively. The Commerce Department’s initial estimate for third quarter 2013 GDP growth was 2.8%.[1]

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	The Fed took a number of actions during the reporting period, as it looked to meet its dual mandate of price stability and maximum employment. Throughout the reporting period, the Fed kept the federal funds rate at an extremely low level between 0% and 0.25% and, on several occasions, extended the period it expected to keep the fed funds rate on hold. Looking back, in September 2012, the Fed launched a third round of quantitative easing (“QE3”), which involved purchasing $40 billion of agency mortgage-backed securities (“MBS”) on an open-ended basis each month. At its final meeting of 2012, in December, the Fed said it would continue buying $40 billion a month of agency MBS, as well as purchase $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%,” provided inflation remains well-contained.

The Fed has not materially changed its official policy stance thus far in 2013. However, in his press conference following the Fed’s meeting in June 2013, Fed Chairman Ben Bernanke said, “…the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year; and if the subsequent data remain broadly aligned with our current expectations for the economy, we would continue to reduce the pace of purchases in measured steps

1 Based on the Commerce Department’s third estimate announced on November 7, 2013, after the reporting period had ended.

2

UBS Select Institutional Funds

through the first half of next year, ending purchases around midyear.” This statement triggered a substantial sell-off in the fixed income market, as Treasury yields rose sharply and bond prices declined. However, at its meeting that concluded on September 18, 2013, the Fed chose to delay the tapering of its asset purchases, saying that it “…decided to await more evidence that progress will be sustained before adjusting the pace of its purchases.” At his press conference following the September meeting, Chairman Bernanke also brought up the potential for a partial government shutdown on October 1, 2013 and the debt ceiling debate as reasons for maintaining its current policy. At the Fed’s meeting that concluded on October 30, 2013, the Fed maintained its asset purchase program and said that “asset purchases are not on a preset course, and the Committee’s decisions about their pace will remain contingent on the Committee’s economic outlook as well as its assessment of the likely efficacy and costs of such purchases.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

  The weighted average maturity (“WAM”) for the Prime Master Fund in which UBS Select Prime Institutional Fund invests was 47 days when the reporting period began. Over the reporting period, we tactically adjusted the Master Fund’s WAM. By the end of the reporting period we had shortened the Fund’s WAM to 41 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

3

UBS Select Institutional Funds

At the security level, we increased the Master Fund’s exposure to time deposits and commercial paper and, to lesser extents, repurchase agreements and short-term corporate obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.) In contrast, we decreased the Fund’s exposures to certificates of deposit and US government and agency obligations.

  The WAM for the Master Fund in which UBS Select Treasury Institutional Fund invests was 53 days when the reporting period began. Over the review period, the WAM was decreased and, at period end on October 31, 2013, it was 48 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements and reduced its exposure to US government obligations.

  The WAM for the Master Fund in which UBS Select Tax-Free Institutional Fund invests was 19 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, the Master Fund’s WAM was 34 days. From a sector perspective, we continued to focus our purchases on high-quality municipal issuances of both state and local general obligation debt, as well as essential service revenue obligations.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	Despite the Fed’s plans to begin tapering its asset purchase plan in the coming months, we do not expect the federal funds rate to be raised from its historically low level until at least 2015. Turning to the economy, it is clearly on better footing than was the case a year ago. In particular, the housing market shows continued signs of improvement, and the unemployment rate has moderated somewhat. That said, we will continue to closely monitor incoming economic data to determine the impact of higher interest rates on consumer and business spending. Moderating global growth could also negatively impact US exports.

4

UBS Select Institutional Funds

Against this backdrop, we believe that the economy will continue to expand, albeit at a modest pace. We anticipate continuing to manage the Funds focusing on risk and liquidity.

Continuing regulatory uncertainty has cast a shadow over money market funds for some time now, and will likely continue to do so. The US Securities and Exchange Commission (the “SEC”) issued proposed new regulations for money market funds on June 5, 2013, requesting comments on numerous issues. According to its website, the SEC received over a thousand comments on its proposals. At this time it is impossible to predict the final version of these regulations, (which are expected to be promulgated in 2014) but the SEC’s proposing release envisions a transition period ranging up to several years.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver
President—UBS Money Series
UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Managing Director
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino
Portfolio Manager—
UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
Managing Director
UBS Global Asset Management
(Americas) Inc.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

5

UBS Select Institutional Funds

Elbridge T. Gerry III
Portfolio Manager—
UBS Select Tax-Free Institutional Fund
Managing Director
UBS Global Asset Management
(Americas) Inc.

Erin O. Houston
Portfolio Manager—
UBS Select Tax-Free Institutional Fund
Director
UBS Global Asset Management
(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2013. The views and opinions in the letter were current as of December 13, 2013. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

6

UBS Select Institutional Funds

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2013 to October 31, 2013.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

7

UBS Select Institutional Funds

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

8

UBS Select Institutional Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

UBS Select Prime Institutional Fund

	Beginning account value May 1, 2013	Ending account value[2] October 31, 2013	Expenses paid during period[3] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.20	$0.91	0.18%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.92	0.18

UBS Select Treasury Institutional Fund

	Beginning account value May 1, 2013	Ending account value[2] October 31, 2013	Expenses paid during period[3] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.90	0.31	0.06

UBS Select Tax-Free Institutional Fund

	Beginning account value May 1, 2013	Ending account value[2] October 31, 2013	Expenses paid during period[3] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.45	0.09%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.75	0.46	0.09

[1] The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2] “Actual–Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3] Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

9

UBS Select Institutional Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics	10/31/13	04/30/13	10/31/12
Seven-day current yield after fee waivers[1]	0.03%	0.07%	0.12%
Seven-day effective yield after fee waivers[1]	0.03	0.07	0.12
Seven-day current yield before fee waivers[1]	0.03	0.07	0.12
Seven-day effective yield before fee waivers[1]	0.03	0.07	0.12
Weighted average maturity[2]	41 days	47 days	54 days
Net assets (bln)	$5.2	$6.0	$6.1

UBS Select Treasury Institutional Fund

Yields and characteristics	10/31/13	04/30/13	10/31/12
Seven-day current yield after fee
waivers and/or Trustees’ fees reimbursement[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee
waivers and/or Trustees’ fees reimbursement[1]	0.01	0.01	0.01
Seven-day current yield before fee
waivers and/or Trustees’ fees reimbursement[1]	(0.11)	(0.07)	(0.01)
Seven-day effective yield before fee
waivers and/or Trustees’ fees reimbursement[1]	(0.11)	(0.07)	(0.01)
Weighted average maturity[2]	48 days	53 days	52 days
Net assets (bln)	$4.8	$4.4	$4.2

10

UBS Select Institutional Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Institutional Fund

Yields and characteristics	10/31/13	04/30/13	10/31/12
Seven-day current yield after fee
waivers and/or Trustees’ fees reimbursement[1]	0.01%	0.03%	0.03%
Seven-day effective yield after fee
waivers and/or Trustees’ fees reimbursement[1]	0.01	0.03	0.03
Seven-day current yield before fee
waivers and/or Trustees’ fees reimbursement[1]	(0.08)	0.03	0.03
Seven-day effective yield before fee
waivers and/or Trustees’ fees reimbursement[1]	(0.08)	0.03	0.03
Weighted average maturity[2]	34 days	19 days	34 days
Net assets (mm)	$509.5	$563.8	$683.0

[1] Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2] Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

11

UBS Select Institutional Funds
Statement of assets and liabilities
October 31, 2013 (unaudited)

UBS Select Prime Institutional Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund
and Tax-Free Master Fund (each a “Master Fund”), at value
(cost—$5,157,494,433; $4,833,413,714 and $509,457,096,
respectively, which approximates cost for federal income
tax purposes)	$5,157,494,433
Receivable from affiliate	—
Total assets	5,157,494,433
Liabilities:
Payable to affiliate	344,521
Dividends payable to shareholders	151,515
Total liabilities	496,036
Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 5,156,932,527; 4,833,330,106
and 509,419,749 outstanding, respectively	5,156,932,527
Accumulated net realized gain	65,870
Net assets	$5,156,998,397
Net asset value per share	$1.00

12	See accompanying notes to financial statements

UBS Select Treasury Institutional Fund	UBS Select Tax-Free Institutional Fund

$4,833,413,714	$509,457,096
8,551	5,163
4,833,422,265	509,462,259

—	—
41,122	4,413
41,122	4,413

4,833,330,106	509,419,505
51,037	38,341
$4,833,381,143	$509,457,846
$1.00	$1.00

See accompanying notes to financial statements	13

UBS Select Institutional Funds
Statement of operations
For the six months ended October 31, 2013
(unaudited)

UBS Select Prime Institutional Fund
Investment income:
Interest income allocated from Master	$6,092,003
Securities lending income allocated from Master	58
Expenses allocated from Master	(2,763,569)
Expense waiver allocated from Master	—
Net investment income allocated from Master	3,328,492
Expenses:
Administration fees	2,188,069
Trustees’ fees	22,579
2,210,648
Fee waivers and/or Trustees’ fees
reimbursement by administrator	—
Net expenses	2,210,648
Net investment income	1,117,844
Net realized gain allocated from Master	57,303
Net increase in net assets resulting
from operations	$1,175,147

14	See accompanying notes to financial statements

UBS Select Treasury Institutional Fund	UBS Select Tax-Free Institutional Fund

$1,743,298	$275,074
—	—
(2,385,026)	(271,892)
897,075	49,461
255,347	52,643

1,886,811	208,419
21,221	9,078
1,908,032	217,497

(1,891,184)	(192,068)
16,848	25,429
238,499	27,214
18,227	4,814

$256,726	$32,028

See accompanying notes to financial statements	15

UBS Select Prime Institutional Fund
Statement of changes in net assets

	For the six months ended October 31, 2013 (unaudited)	For the year ended April 30, 2013
From operations:
Net investment income	$1,117,844	$6,931,386
Net realized gain	57,303	26,182
Net increase in net assets resulting
from operations	1,175,147	6,957,568
Dividends and distributions to shareholders from:
Net investment income	(1,117,844)	(6,931,386)
Net realized gains	—	(99,015)
Total dividends and distributions to shareholders	(1,117,844)	(7,030,401)
Net decrease in net assets from
beneficial interest transactions	(864,397,617)	(652,195,191)
Net decrease in net assets	(864,340,314)	(652,268,024)
Net assets:
Beginning of period	6,021,338,711	6,673,606,735
End of period	$5,156,998,397	$6,021,338,711
Accumulated undistributed net
investment income	$—	$—

16	See accompanying notes to financial statements

UBS Select Treasury Institutional Fund
Statement of changes in net assets

	For the six months ended October 31, 2013 (unaudited)	For the year ended April 30, 2013
From operations:
Net investment income	$238,499	$448,272
Net realized gain	18,227	44,604
Net increase in net assets resulting
from operations	256,726	492,876
Dividends and distributions to shareholders from:
Net investment income	(238,499)	(448,272)
Net realized gains	—	(12,079)
Total dividends and distributions to shareholders	(238,499)	(460,351)
Net increase (decrease) in net assets from
beneficial interest transactions	481,467,969	(261,868,776)
Net increase (decrease) in net assets	481,486,196	(261,836,251)
Net assets:
Beginning of period	4,351,894,947	4,613,731,198
End of period	$4,833,381,143	$4,351,894,947
Accumulated undistributed net
investment income	$—	$—

See accompanying notes to financial statements	17

UBS Select Tax-Free Institutional Fund
Statement of changes in net assets

	For the six months ended October 31, 2013 (unaudited)	For the year ended April 30, 2013
From operations:
Net investment income	$27,214	$85,922
Net realized gain	4,814	33,283
Net increase in net assets resulting
from operations	32,028	119,205
Dividends and distributions to shareholders from:
Net investment income	(27,214)	(85,922)
Net realized gains	—	(33,101)
Total dividends and distributions to shareholders	(27,214)	(119,023)
Net decrease in net assets from
beneficial interest transactions	(54,326,790)	(199,538,632)
Net decrease in net assets	(54,321,976)	(199,538,450)
Net assets:
Beginning of period	563,779,822	763,318,272
End of period	$509,457,846	$563,779,822
Accumulated undistributed net
investment income	$—	$—

18	See accompanying notes to financial statements

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19

UBS Select Prime Institutional Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2013 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [1]
Dividends from net investment income	—
Distributions from net realized gains	(0.000)[1]
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.02%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]
Expenses after fee waivers[3]	0.18%[4]
Net investment income[3]	0.04%[4]
Supplemental data:
Net assets, end of period (000’s)	$5,156,998

[1] Amount represents less than $0.0005 per share.
[2] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3] Ratios include the Fund’s share of income and expenses allocated from the Master.
[4] Annualized.

20	See accompanying notes to financial statements

Years ended April 30,
2013	2012	2011	2010	2009
$1.00	$1.00	$1.00	$1.00	$1.00
0.001	0.001	0.002	0.002	0.019
(0.001)	(0.001)	(0.002)	(0.002)	(0.019)
(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
(0.001)	(0.001)	(0.002)	(0.002)	(0.019)
$1.00	$1.00	$1.00	$1.00	$1.00
0.11%	0.13%	0.17%	0.18%	1.94%

0.18%	0.18%	0.18%	0.19%	0.20%
0.18%	0.17%	0.14%	0.18%	0.20%
0.11%	0.12%	0.17%	0.19%	1.87%

$6,021,339	$6,673,607	$9,864,015	$9,833,173	$14,448,140

21

UBS Select Treasury Institutional Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2013 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.06%[4]
Net investment income[3]	0.01%[4]
Supplemental data:
Net assets, end of period (000’s)	$4,833,381

[1] Amount represents less than $0.0005 per share.
[2] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3] Ratios include the Fund’s share of income and expenses allocated from the Master.
[4] Annualized.

22	See accompanying notes to financial statements

Years ended April 30,
2013	2012	2011	2010	2009
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.009
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.009)
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.009)
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.02%	0.04%	0.86%

0.18%	0.18%	0.18%	0.20%	0.20%
0.14%	0.07%	0.17%	0.18%	0.20%
0.01%	0.01%	0.02%	0.04%	0.69%

$4,351,895	$4,613,731	$3,276,720	$4,734,438	$7,669,190

23

UBS Select Tax-Free Institutional Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2013 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.09%[4]
Net investment income[3]	0.01%[4]
Supplemental data:
Net assets, end of period (000’s)	$509,458

[1] Amount represents less than $0.0005 per share.
[2] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[3] Ratios include the Fund’s share of income and expenses allocated from the Master.
[4] Annualized.

24	See accompanying notes to financial statements

Years ended April 30,
2013	2012	2011	2010	2009
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.000 [1]	0.001	0.001	0.013
(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.013)
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.013)
$1.00	$1.00	$1.00	$1.00	$1.00
0.02%	0.02%	0.10%	0.11%	1.30%

0.18%	0.18%	0.18%	0.21%	0.21%
0.15%	0.14%	0.18%	0.20%	0.15%
0.01%	0.02%	0.10%	0.11%	1.33%

$563,780	$763,318	$1,005,321	$1,293,683	$2,398,608

25

UBS Select Institutional Funds
Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Select Prime Institutional Fund (“Prime Institutional Fund”) (formerly UBS Select Money Market Fund), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”) (formerly UBS Select Treasury Fund), and UBS Select Tax-Free Institutional Fund (“Tax-Free Institutional Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in Prime Master Fund and Treasury Master Fund (each a “Master Fund”), respectively, each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act. Each Fund has the same investment objective as the Master Fund in which it invests. Each Fund transferred assets to the corresponding Master Fund in exchange for ownership interests in the corresponding Master Fund. Tax-Free Institutional Fund commenced operations on August 28, 2007.

Tax-Free Institutional Fund also is a “feeder fund” that invests substantially all of its assets in a corresponding “master fund”—Tax-Free Master Fund (also a “Master Fund” and a series of Master Trust). The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (29.51% for Prime Institutional Fund, 37.55% for Treasury Institutional Fund and 32.84% for Tax-Free Institutional Fund at October 31, 2013). All of the net investment income and realized and

26

UBS Select Institutional Funds
Notes to financial statements (unaudited)

unrealized gains and losses from investment activities of a Master Fund is allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP,

27

UBS Select Institutional Funds
Notes to financial statements (unaudited)

which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At October 31, 2013, Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund owed UBS Global AM $357,603, $330,702 and $35,496, respectively, for administrative services.

28

UBS Select Institutional Funds
Notes to financial statements (unaudited)

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At October 31, 2013, the amounts payable by the Funds for independent trustees fees were $13,082, $12,572 and $5,202 for Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund, respectively.

UBS Global AM has undertaken to waive fees in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2013, UBS Global AM owed Treasury Institutional Fund and Tax-Free Institutional Fund $326,681 and $35,457, respectively, for fee waivers/trustees’ fees reimbursements. For the six months ended October 31, 2013, UBS Global AM voluntarily waived $1,891,184 and $192,068 for Treasury Institutional Fund and Tax-Free Institutional Fund, respectively, for that purpose; such amounts are not subject to future recoupment.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Prime Institutional Fund	For the six months ended October 31, 2013	For the year ended April 30, 2013
Shares sold	10,472,732,544	27,048,123,002
Shares repurchased	(11,338,167,668)	(27,706,316,929)
Dividends reinvested	1,037,507	5,998,736
Net decrease in shares outstanding	(864,397,617)	(652,195,191)

29

UBS Select Institutional Funds
Notes to financial statements (unaudited)

Treasury Institutional Fund	For the six months ended October 31, 2013	For the year ended April 30, 2013
Shares sold	6,057,941,227	11,276,565,676
Shares repurchased	(5,576,683,665)	(11,538,867,693)
Dividends reinvested	210,407	433,241
Net increase (decrease) in shares outstanding	481,467,969	(261,868,776)

Tax-Free Institutional Fund	For the six months ended October 31, 2013	For the year ended April 30, 2013
Shares sold	260,135,553	669,474,314
Shares repurchased	(314,493,591)	(869,145,120)
Dividends reinvested	31,248	132,174
Net decrease in shares outstanding	(54,326,790)	(199,538,632)

Federal tax status
Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Institutional Fund and Treasury Institutional Fund during the six months ended October 31, 2013 and the fiscal year ended April 30, 2013, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Institutional Fund will be determined at the end of the Fund’s fiscal year ending April 30, 2014. The tax character of distributions paid to shareholders by Tax-Free Institutional Fund during the fiscal year ended April 30, 2013 was 72.19% tax-exempt income, 1.24% ordinary income and 26.57% long-term capital gain.

30

UBS Select Institutional Funds
Notes to financial statements (unaudited)

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined at the end of the Funds’ fiscal year ending April 30, 2014.

As of and during the period ended October 31, 2013, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2013, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

31

UBS Select Institutional Funds
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/moneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

32

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
US government and agency obligations—6.04%
Federal Farm Credit Bank
0.280%, due 01/14/14[1]	$50,000,000	$50,072,279
0.130%, due 07/17/14[2]	100,000,000	99,906,833
Federal Home Loan Bank
0.190%, due 07/22/14	50,000,000	49,995,440
US Treasury Notes
2.000%, due 11/30/13	200,000,000	200,284,006
4.000%, due 02/15/14	145,000,000	146,629,145
1.875%, due 04/30/14	200,000,000	201,712,684
2.250%, due 05/31/14	180,000,000	182,196,747
2.375%, due 08/31/14	123,000,000	125,249,832
Total US government and agency obligations (cost—$1,056,046,966)		1,056,046,966
Time deposits—14.02%
Banking-non-US—14.02%
Credit Agricole Corporate & Investment Bank
0.070%, due 11/01/13	300,000,000	300,000,000
DnB NOR Bank ASA
0.010%, due 11/01/13	400,000,000	400,000,000
Erste Bank AB, Grand Cayman
0.170%, due 11/01/13	500,000,000	500,000,000
Natixis
0.100%, due 11/01/13	550,000,000	550,000,000
Skandinaviska Enskilda Banken AB
0.060%, due 11/01/13	400,000,000	400,000,000
Svenska Handelsbanken
0.050%, due 11/01/13	300,000,000	300,000,000
Total time deposits (cost—$2,450,000,000)		2,450,000,000

33

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Certificates of deposit—16.75%
Banking-non-US—16.75%
Bank of Nova Scotia
0.243%, due 11/19/13[1]	$232,000,000	$232,000,000
0.296%, due 01/30/14[1]	137,000,000	137,000,000
BNP Paribas SA
0.240%, due 11/01/13	250,000,000	250,000,000
Credit Industriel et Commercial
0.220%, due 12/04/13	200,000,000	200,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.260%, due 11/08/13	197,000,000	197,003,058
Mizuho Bank Ltd.
0.210%, due 11/04/13	175,000,000	175,000,000
0.210%, due 01/03/14	75,000,000	75,000,000
Natixis
0.242%, due 11/29/13[1]	200,000,000	200,000,000
Nordea Bank Finland
0.230%, due 03/03/14	200,000,000	200,000,000
Norinchukin Bank Ltd.
0.100%, due 11/06/13	150,000,000	150,000,000
0.160%, due 11/21/13	350,000,000	350,000,000
Oversea-Chinese Banking Corp. Ltd.
0.240%, due 12/09/13	97,000,000	97,000,000
0.200%, due 01/17/14	150,000,000	150,000,000
Rabobank Nederland NV
0.360%, due 06/11/14	180,000,000	180,000,000
Toronto-Dominion Bank
0.212%, due 11/22/13[1]	162,000,000	162,000,000
0.220%, due 03/04/14	173,000,000	173,000,000
Total certificates of deposit (cost—$2,928,003,058)		2,928,003,058

34

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—44.76%
Asset backed-miscellaneous—12.83%
Atlantic Asset Securitization LLC
0.203%, due 11/04/13[1,4]	$250,000,000	$250,000,000
0.195%, due 11/25/13[1,4]	250,000,000	250,000,000
Barton Capital LLC
0.190%, due 11/25/13[1,4]	250,000,000	250,000,000
0.200%, due 11/25/13[1]	200,000,000	200,000,000
CAFCO LLC
0.230%, due 02/03/14[3,4]	250,000,000	250,000,000
Cancara Asset Securitisation LLC
0.194%, due 01/15/14[1,4]	200,000,000	200,000,000
Ciesco LLC
0.230%, due 02/03/14[3,4]	61,000,000	61,000,000
LMA Americas LLC
0.200%, due 11/21/13	240,000,000	239,973,333
Old Line Funding LLC
0.196%, due 11/04/13[1]	150,000,000	150,000,000
0.236%, due 11/18/13[1]	100,000,000	100,000,000
0.230%, due 04/15/14	121,000,000	120,872,446
Versailles Commercial Paper LLC
0.238%, due 11/04/13[1,4]	70,000,000	70,000,000
0.234%, due 11/07/13[1]	100,000,000	100,000,000
		2,241,845,779
Banking-non-US—21.27%
ANZ National International Ltd.
0.170%, due 11/25/13[1]	218,000,000	218,000,000
Banque et Caisse d’Epargne de l’Etat
0.300%, due 02/21/14	150,000,000	149,860,000
Barclays Bank PLC
0.430%, due 11/01/13[1,5]	400,000,000	400,000,000
Commonwealth Bank of Australia
0.210%, due 11/25/13[1]	175,000,000	175,000,000
0.245%, due 11/25/13[1]	150,000,000	150,000,000

35

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
DBS Bank Ltd.
0.240%, due 01/22/14	$57,020,000	$56,988,829
0.230%, due 02/12/14	44,750,000	44,720,552
0.230%, due 02/18/14	159,000,000	158,889,274
DnB NOR Bank ASA
0.235%, due 12/09/13	150,000,000	149,962,792
Erste Abwicklungsanstalt
0.230%, due 01/15/14	100,000,000	99,952,084
KFW
0.160%, due 11/25/13	91,000,000	90,990,293
Mizuho Funding LLC
0.210%, due 11/26/13	200,000,000	199,970,833
Nordea Bank AB
0.220%, due 11/15/13	185,000,000	184,984,172
NRW Bank
0.080%, due 11/01/13	500,000,000	500,000,000
Oversea-Chinese Banking Corp. Ltd.
0.185%, due 11/19/13	90,000,000	89,991,675
0.240%, due 02/27/14	100,000,000	99,921,333
Skandinaviska Enskilda Banken AB
0.270%, due 03/10/14	123,000,000	122,880,998
Sumitomo Mitsui Banking Corp.
0.210%, due 12/09/13	300,000,000	299,933,500
0.215%, due 12/09/13	48,000,000	47,989,107
Svenska Handelsbanken AB
0.250%, due 01/29/14	193,000,000	192,880,715
Westpac Banking Corp.
0.274%, due 01/14/14[1]	125,000,000	125,000,000
Westpac Securities NZ Ltd.
0.329%, due 01/02/14[1,4]	100,000,000	100,000,000
0.306%, due 01/30/14[1,4]	60,000,000	60,000,000
		3,717,916,157

36

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-US—6.32%
ABN Amro Funding USA LLC
0.240%, due 11/20/13	$85,000,000	$84,989,233
0.220%, due 12/13/13	143,000,000	142,963,297
0.220%, due 12/18/13	62,000,000	61,982,192
Bedford Row Funding Corp.
0.420%, due 12/16/13	105,000,000	104,944,875
0.400%, due 01/27/14	42,000,000	41,959,400
0.320%, due 10/14/14	100,000,000	99,691,556
BNP Paribas Finance, Inc.
0.220%, due 12/02/13	200,000,000	199,962,111
HSBC Bank PLC
0.315%, due 11/07/13[1]	45,600,000	45,624,054
0.283%, due 01/07/14[1]	83,400,000	83,442,393
Northern Pines Funding LLC
0.210%, due 11/26/13	40,000,000	39,994,167
0.340%, due 11/26/13	100,000,000	99,976,389
0.400%, due 12/31/13	100,000,000	99,933,333
		1,105,463,000
Energy-integrated—3.34%
CNPC Finance HK Ltd.
0.420%, due 11/12/13	40,000,000	39,994,867
0.410%, due 11/15/13	50,000,000	49,992,028
0.410%, due 12/13/13	149,095,000	149,023,683
Sinopec Century Bright Capital Investment Ltd.
0.420%, due 11/13/13	70,000,000	69,990,200
0.410%, due 11/19/13	25,000,000	24,994,875
0.410%, due 11/26/13	200,000,000	199,943,055
0.390%, due 01/16/14	50,000,000	49,958,833
		583,897,541

37

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Finance-captive automotive—1.00%
Toyota Motor Credit Corp.
0.210%, due 11/25/13[1]	$175,000,000	$175,000,000
Total commercial paper (cost—$7,824,122,477)		7,824,122,477
Short-term corporate obligations—5.09%
Banking-non-US—3.09%
National Australia Bank Ltd.
1.020%, due 12/10/13[1,4]	175,000,000	175,135,084
Royal Bank of Canada
0.293%, due 01/07/14[1,4]	175,000,000	175,000,000
Svenska Handelsbanken AB
0.281%, due 11/27/13[1,4]	190,000,000	190,000,000
		540,135,084
Banking-US—2.00%
International Bank for Reconstruction
& Development
0.120%, due 11/01/13[1]	175,000,000	175,000,000
Wells Fargo Bank N.A.
0.304%, due 12/13/13[1]	50,000,000	50,000,000
0.350%, due 12/23/13[1]	125,000,000	125,000,000
		350,000,000
Total short-term corporate obligations (cost—$890,135,084)		890,135,084
Repurchase agreements—13.30%
Repurchase agreement dated 10/31/13 with
BNP Paribas Securities Corp. 0.090%
due 11/01/13, collateralized by
$193,580,700 US Treasury Notes,
1.000% to 2.500% due 06/30/19 to
08/15/23; (value—$193,800,018);
proceeds: $190,000,475	190,000,000	190,000,000

38

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/13 with
Deutsche Bank Securities, Inc., 0.100% due
11/01/13, collateralized by $142,748,300 US
Treasury Bond, 5.500% due 08/15/28 and
$217,915,300 US Treasury Note, 1.000%
due 05/31/18; (value—$402,900,035);
proceeds: $395,001,097	$395,000,000	$395,000,000
Repurchase agreement dated 10/31/13 with
Deutsche Bank Securities, Inc., 0.110%
due 11/01/13, collateralized by
$47,562,000 Federal Home Loan
Mortgage Corp. obligations, 0.625%
to 2.875% due 02/09/15 to 03/06/15
and $139,471,000 Federal National
Mortgage Association obligations,
zero coupon to 5.000% due 12/18/13
to 04/01/26; (value—$188,700,059);
proceeds: $185,000,565	185,000,000	185,000,000
Repurchase agreement dated 10/31/13 with
Goldman Sachs & Co., 0.090% due
11/01/13, collateralized by $111,889,000
Federal Farm Credit Bank, 0.150% to
0.250% due 01/26/15 to 12/18/15,
$85,116,000 Federal Home Loan Bank
obligations, zero coupon to 3.300% due
01/16/14 to 12/20/32, $5,899,000 Federal
Home Loan Mortgage Corp. obligations,
1.000% due 01/27/16, $78,470,000
Federal National Mortgage Association
obligations, 0.875% to 6.625% due
06/27/14 to 11/15/30, $33,183,000
Tennessee Valley Authority, 1.750% to
7.125% due 06/15/15 to 04/01/56 and
$22,681,000 US Treasury Bond, 2.500%
due 01/15/29; (value—$362,100,102);
proceeds: $355,000,888	355,000,000	355,000,000

39

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/25/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.050% due 11/01/13, collateralized
by $502,214,282 Federal Home Loan
Mortgage Corp. obligations, zero coupon
to 6.000% due 05/15/23 to 01/15/43
and $830,998,240 Federal National
Mortgage Association obligations,
3.000% to 10.500% due 03/25/19
to 07/01/43; (value—$255,000,001);
proceeds: $250,002,431	$250,000,000	$250,000,000
Repurchase agreement dated 10/31/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.090% due 11/01/13, collateralized by
$147,674,900 US Treasury Note, 0.625%
due 10/15/16; (value—$147,900,064);
proceeds: $145,000,363	145,000,000	145,000,000
Repurchase agreement dated 09/23/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.460% due 11/07/13, collateralized
by $1,543,772,677 various asset-
backed convertible bonds, zero
coupon to 6.971% due 06/15/20 to
05/15/52; (value—$107,000,000);
proceeds: $100,057,500[1]	100,000,000	100,000,000
Repurchase agreement dated 09/12/13
with Merrill Lynch Pierce Fenner &
Smith, Inc., 0.560% due 12/05/13,
collateralized by $27,984,162,840
various asset-backed convertible bonds,
zero coupon to 36.396% due 09/20/14
to 11/23/52; (value—$481,473,452);
proceeds: $450,588,000[1,6]	450,000,000	450,000,000
Repurchase agreement dated 10/31/13 with
State Street Bank and Trust Co.,
0.000% due 11/01/13, collateralized by
$58,805,000 Federal National Mortgage
Association obligations, 2.260% due
10/17/22; (value—$55,539,500);
proceeds: $54,449,000	54,449,000	54,449,000

40

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/13 with
Toronto-Dominion Bank, 0.090%
due 11/01/13, collateralized by
$20,609,146 Federal Home Loan
Mortgage Corp. obligations, 2.500%
to 4.500% due 12/01/27 to 06/01/43
and $235,580,264 Federal National
Mortgage Association obligations,
2.500% to 6.000% due 01/01/25 to
09/01/43; (value—$204,000,001);
proceeds: $200,000,500	$200,000,000	$200,000,000
Total repurchase agreements (cost—$2,324,449,000)		2,324,449,000
Total investments (cost—$17,472,756,585
which approximates cost for federal
income tax purposes)—99.96%		17,472,756,585
Other assets in excess of liabilities—0.04%		6,226,452
Net assets—100.00%		$17,478,983,037

41

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to the financial statements for further information.

Security description	Value at 04/30/13	Purchases during the six months ended 10/31/13	Sales during the six months ended 10/31/13	Value at 10/31/13	Net income earned from affiliate for the six months ended 10/31/13
UBS Private Money
Market Fund LLC	$—	$10,225,000	$10,225,000	$—	$82

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and
agency obligations	$—	$1,056,046,966	$—	$1,056,046,966
Time deposits	—	2,450,000,000	—	2,450,000,000
Certificates of
deposit	—	2,928,003,058	—	2,928,003,058
Commercial paper	—	7,824,122,477	—	7,824,122,477
Short-term
corporate
obligations	—	890,135,084	—	890,135,084
Repurchase
agreements	—	2,324,449,000	—	2,324,449,000
Total	$—	$17,472,756,585	$—	$17,472,756,585

At October 31, 2013, there were no transfers between Level 1 and Level 2.

42

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	42.6%
Japan	9.6
France	8.6
Sweden	8.0
Australia	5.7
Canada	5.0
Singapore	4.0
Germany	4.0
China	3.3
Norway	3.2
United Kingdom	3.0
Finland	1.1
Netherlands	1.0
Luxembourg	0.9
Total	100.0%

Portfolio footnotes

[1] Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2] Rates shown are the discount rates at date of purchase.
[3] Rate represents stated coupon rate.
[4] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 11.62% of net assets as of October 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 2.29% of net assets as of October 31, 2013, is considered illiquid and may be sold in transactions exempt from registration, normally to qualified institutional buyers.
[6] Illiquid security representing 2.57% of net assets as of October 31, 2013.

See accompanying notes to financial statements	43

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
US government obligations—36.51%
US Treasury Bills
0.045%, due 01/16/14[1]	$250,000,000	$249,976,250
0.036%, due 01/30/14[1]	500,000,000	499,955,000
0.089%, due 04/24/14[1]	550,000,000	549,762,563
US Treasury Notes
0.500%, due 11/15/13	125,000,000	125,013,990
0.250%, due 11/30/13	365,000,000	365,037,975
2.000%, due 11/30/13	520,000,000	520,750,093
0.750%, due 12/15/13	189,500,000	189,636,615
1.000%, due 01/15/14	650,000,000	651,258,612
0.250%, due 01/31/14	75,000,000	75,033,008
0.250%, due 04/30/14	312,000,000	312,188,953
1.875%, due 04/30/14	250,000,000	252,163,158
2.250%, due 05/31/14	125,000,000	126,525,519
0.250%, due 06/30/14	175,000,000	175,172,591
2.625%, due 06/30/14	150,000,000	152,437,760
0.625%, due 07/15/14	250,000,000	250,903,030
2.625%, due 07/31/14	100,000,000	101,846,700
2.375%, due 08/31/14	50,000,000	50,914,566
2.375%, due 09/30/14	50,000,000	51,007,910
Total US government obligations (cost—$4,699,584,293)		4,699,584,293
Repurchase agreements—62.12%
Repurchase agreement dated 10/31/13 with
Barclays Capital, Inc., 0.070% due 11/07/13,
collateralized by $493,741,900 US Treasury
Notes, 0.250% to 2.375% due 05/15/14 to
11/15/22, $48,825,500 US Treasury Bond
Principal Strip, zero coupon due 05/15/43
and $736,344,181 US Treasury Bond Strips,
zero coupon due 05/15/15 to 02/15/34;
(value—$1,020,000,035);
proceeds: $1,000,013,611	1,000,000,000	1,000,000,000

44

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/13 with
Barclays Capital, Inc., 0.080% due 11/01/13,
collateralized by $220,452,600 US Treasury
Notes, 0.375% to 1.250% due 10/31/15 to
03/15/16; (value—$224,400,004);
proceeds: $220,000,489	$220,000,000	$220,000,000
Repurchase agreement dated 10/28/13 with
BNP Paribas Securities Corp., 0.040% due
11/04/13, collateralized by $17,300 US
Treasury Bond, 8.000% due 11/15/21,
$96,690,188 US Treasury Inflation Index
Bonds, 2.125% to 3.875% due 01/15/25
to 02/15/40, $75,628,000 US Treasury
Inflation Index Notes, 0.125% to 0.625%
due 04/15/16 to 07/15/21, $100 US
Treasury Note, 4.625% due 02/15/17,
$150,000,000 US Treasury Bond Principal
Strip, zero coupon due 08/15/27 and
$236,888,965 US Treasury Bond Strips,
zero coupon due 11/15/24 to 05/15/26;
(value—$510,000,001);
proceeds: $500,003,889	500,000,000	500,000,000
Repurchase agreement dated 10/29/13 with
BNP Paribas Securities Corp., 0.060% due
11/05/13, collateralized by $84,000 US
Treasury Bill, zero coupon due 02/13/14,
$99,535,900 US Treasury Inflation Index
Notes, 0.125% to 2.625% due 04/15/16
to 04/15/18, $147,296,400 US Treasury
Notes, 0.125% to 4.875% due 01/31/14
to 11/15/20, $497,500,000 US Treasury
Bond Principal Strips, zero coupon due
11/15/27 to 02/15/43 and $92,696,647
US Treasury Bond Strip, zero coupon due
08/15/33; (value—$510,000,029);
proceeds: $500,005,833	500,000,000	500,000,000

45

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/13 with
BNP Paribas Securities Corp., 0.080% due
11/01/13, collateralized by $341,829,300
US Treasury Bill, zero coupon due 04/17/14
and $52,451,400 US Treasury Notes,
1.000% to 2.000% due 08/31/19 to
07/31/20; (value—$392,700,037);
proceeds: $385,000,856	$385,000,000	$385,000,000
Repurchase agreement dated 10/31/13 with
Deutsche Bank Securities, Inc., 0.070% due
11/07/13, collateralized by $62,132,900
US Treasury Bonds, 7.500% to 8.000%
due 11/15/21 to 11/15/24, $100,941,700
US Treasury Inflation Index Notes, 1.125%
to 2.125% due 01/15/19 to 01/15/21,
$219,408,900 US Treasury Notes, 0.625%
to 3.250% due 02/15/14 to 05/31/19,
$179,156,000 US Treasury Bond Principal Strip,
zero coupon due 05/15/40 and $9,898,000
US Treasury Bond Strip, zero coupon due
11/15/25; (value—$510,000,033);
proceeds: $500,006,806	500,000,000	500,000,000
Repurchase agreement dated 10/31/13
with Deutsche Bank Securities, Inc.,
0.100% due 11/01/13, collateralized by
$85,057,000 US Treasury Bill, zero coupon
due 02/06/14, $36,999,000 US Treasury
Bond, 6.500% due 11/15/26, $12,610,500
US Treasury Inflation Index Note, 2.500%
due 07/15/16, $523,459,400 US Treasury
Notes, 1.125% to 3.875% due 12/31/14
to 02/15/23 and $40,467,272 US Treasury
Bond Strip, zero coupon due 08/15/22;
(value—$714,000,030);
proceeds: $700,001,944	700,000,000	700,000,000
Repurchase agreement dated 10/31/13 with
Federal Reserve Bank of New York,
0.020% due 11/01/13, collateralized by
$713,735,000 US Treasury Note, 3.625%
due 02/15/21; (value—$800,000,523);
proceeds: $800,000,444	800,000,000	800,000,000

46

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/25/13 with
Goldman Sachs & Co., 0.040% due
11/01/13, collateralized by $480,998,100
US Treasury Bonds, 3.500% to 8.125%
due 05/15/16 to 11/15/39 and
$386,142,200 US Treasury Notes, 0.375%
to 2.375% due 02/28/15 to 12/31/19;
(value—$1,020,000,016);
proceeds: $1,000,007,778	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 10/31/13 with
Goldman Sachs & Co., 0.050% due
11/01/13, collateralized by $1,119,500
US Treasury Bonds, 8.125% to 9.875%
due 11/15/15 to 08/15/21 and
$388,474,200 US Treasury Notes, 0.500%
to 2.375% due 10/31/14 to 02/29/20;
(value—$387,600,047);
proceeds: $380,000,528	380,000,000	380,000,000
Repurchase agreement dated 10/25/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.040% due 11/01/13, collateralized by
$230,120,600 US Treasury Bonds, 3.875%
to 7.500% due 11/15/24 to 08/15/40,
$254,803,300 US Treasury Inflation
Index Bonds, 0.625% to 3.875% due
01/15/26 to 02/15/43 and $306,907,600
US Treasury Inflation Index Notes, 0.125%
to 2.500% due 07/15/14 to 07/15/22;
(value—$1,020,000,127);
proceeds: $1,000,007,778	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.080% due 11/01/13, collateralized by
$61,273,500 US Treasury Bill, zero coupon
due 05/29/14, $253,451,800 US Treasury
Bond, 3.625% due 08/15/43, $62,659,300
US Treasury Inflation Index Note, 0.375%
due 07/15/23 and $252,575,200 US
Treasury Note, 0.250% due 08/31/14;
(value—$632,400,035);
proceeds: $620,001,378	620,000,000	620,000,000

47

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/13 with
State Street Bank and Trust Co., 0.000%
due 11/01/13, collateralized by $245,000
US Treasury Note, 2.125% due 12/31/15;
(value—$256,138); proceeds: $250,000	$250,000	$250,000
Repurchase agreement dated 10/25/13 with
Toronto-Dominion Bank, 0.050% due
11/01/13, collateralized by $136,379,460
US Treasury Bills, zero coupon due
11/14/13 to 02/20/14, $10,500 US
Treasury Bond, 4.375% due 05/15/40 and
$68,133,900 US Treasury Notes, 1.000%
to 4.000% due 02/15/14 to 11/15/22;
(value—$204,127,195);
proceeds: $200,001,944	200,000,000	200,000,000
Repurchase agreement dated 10/31/13 with
Toronto-Dominion Bank, 0.070% due
11/01/13, collateralized by $43,500,000 US
Treasury Bills, zero coupon due 11/07/13
to 02/13/14, $20,665,600 US Treasury
Bonds, 3.500% to 10.625% due 08/15/15
to 08/15/41 and $124,983,200 US Treasury
Notes, 0.375% to 5.125% due 02/15/14 to
08/15/22; (value—$193,800,021);
proceeds: $190,000,369	190,000,000	190,000,000
Total repurchase agreements (cost—$7,995,250,000)		7,995,250,000
Total investments (cost—$12,694,834,293
which approximates cost for federal
income tax purposes)—98.63%		12,694,834,293
Other assets in excess of liabilities—1.37%		175,992,121
Net assets—100.00%		$12,870,826,414

48

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government
obligations	$—	$4,699,584,293	$—	$4,699,584,293
Repurchase
agreements	—	7,995,250,000	—	7,995,250,000
Total	$—	$12,694,834,293	$—	$12,694,834,293

At October 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1] Rates shown are the discount rates at date of purchase.

See accompanying notes to financial statements	49

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—85.13%
Alabama—0.32%
Birmingham Special Care Facilities Financing
Authority Revenue Refunding
(Methodist Home Aging),
0.090%, VRD	$4,995,000	$4,995,000
Alaska—0.45%
Alaska International Airports Revenue Refunding
(System), Series A,
0.080%, VRD	7,000,000	7,000,000
Arizona—0.93%
AK-Chin Indian Community Revenue,
0.100%, VRD	4,300,000	4,300,000
Arizona State Tax Anticipation Notes
(Unemployment Insurance),
Series A,
1.500%, due 05/07/14	3,000,000	3,020,352
Series B,
1.500%, due 05/21/14	3,000,000	3,021,728
Pima County Industrial Development Authority
Industrial Revenue (Tucson Electric Power
Co.- Irvington Project),
0.100%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power
District Electric Systems Revenue (Barclays
Capital Municipal Trust Receipts, Series 9W),
0.100%, VRD[1,2]	3,750,000	3,750,000
		14,392,080
California—3.08%
California Health Facilities Financing Authority
Revenue (Catholic Healthcare), Series C,
0.060%, VRD	13,200,000	13,200,000
California State,
Series A-1,
2.000%, due 05/28/14	5,155,000	5,207,498
Series A-2,
2.000%, due 06/23/14	7,700,000	7,787,195

50

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development
Authority Revenue (University of San Diego),
0.080%, VRD	$1,885,000	$1,885,000
Los Angeles County Tax & Revenue Anticipation
Notes, Series B,
2.000%, due 06/30/14	10,000,000	10,119,904
San Diego County Certificates of Participation
(San Diego Foundation),
0.090%, VRD	2,000,000	2,000,000
Santa Clara Electric Revenue, Subseries B,
0.070%, VRD	7,500,000	7,500,000
		47,699,597
Colorado—3.65%
Aurora Water Improvement Revenue (JP Morgan
PUTTERs, Series 2010) (AMBAC Insured),
0.100%, VRD[1,2]	11,915,000	11,915,000
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish Federation
Board Program), Series C-6,
0.090%, VRD	2,020,000	2,020,000
Colorado State General Fund Tax and Revenue
Anticipation Notes, Series A,
2.000%, due 06/27/14	5,000,000	5,059,196
Denver City & County Certificates of
Participation Refunding,
Series A1,
0.090%, VRD	3,160,000	3,160,000
Series A2,
0.090%, VRD	9,370,000	9,370,000
Series A3,
0.090%, VRD	25,150,000	25,150,000
		56,674,196

51

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Connecticut—1.01%
City of Hartford General Obligation Bonds,
2.000%, due 04/10/14	$5,000,000	$5,037,582
Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
0.090%, VRD[1,2]	10,640,000	10,640,000
		15,677,582
District of Columbia—0.91%
District of Columbia Revenue (German Marshall
Fund of the United States),
0.080%, VRD	4,000,000	4,000,000
Metropolitan Washington, Airport Authority
Airport System Revenue, Subseries D-2,
0.080%, VRD	10,085,000	10,085,000
		14,085,000
Florida—3.21%
Gainesville Utilities System Revenue, Series A,
0.100%, VRD	2,475,000	2,475,000
Hillsborough County School Board Certificates of
Participation (Master Lease Program), Series C,
0.070%, VRD	27,685,000	27,685,000
JEA Water & Sewer System Revenue,
Subseries A-1,
0.080%, VRD	13,800,000	13,800,000
Subseries B-1,
0.080%, VRD	5,840,000	5,840,000
		49,800,000
Georgia—2.98%
Cobb County Tax Anticipation Notes,
1.500%, due 11/29/13	18,500,000	18,518,786
Forsyth County Water & Sewer Authority
Revenue (JP Morgan PUTTERs, Series 2253)
(AGM Insured),
0.130%, VRD[1,2]	4,750,000	4,750,000

52

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
Fulton County General Fund Tax Anticipation Notes,
2.000%, due 12/31/13	$10,000,000	$10,029,922
Private Colleges & Universities Authority Revenue
(Emory University),
Series B-1,
0.060%, VRD	9,050,000	9,050,000
Series B-2,
0.060%, VRD	3,800,000	3,800,000
		46,148,708
Idaho—0.39%
Idaho Tax Anticipation Notes,
2.000%, due 06/30/14	6,000,000	6,071,545
Illinois—5.61%
Chicago (Neighborhoods Alive 21), Series B,
0.080%, VRD	13,000,000	13,000,000
City of Chicago,
Series D-1,
0.080%, VRD	21,540,000	21,540,000
Series D-2,
0.080%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra),
0.070%, VRD	2,700,000	2,700,000
Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.100%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding
(Swedish Covenant), Series A,
0.080%, VRD	14,550,000	14,550,000
Illinois State Finance Authority Revenue (University
of Chicago Medical Center), Series B,
0.050%, VRD	7,500,000	7,500,000
53

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Quad Cities Regional Economic Development
Authority Revenue (Two Rivers YMCA Project),
0.080%, VRD	$4,260,000	$4,260,000
		86,950,000
Indiana—7.39%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.080%, VRD	5,000,000	5,000,000
Indiana Development Finance Authority Revenue
(Educational Facilities-Eiteljorg Museum),
0.090%, VRD	9,400,000	9,400,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy Industrial Project),
Series A-5,
0.050%, VRD	23,650,000	23,650,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy, Inc. Project),
Series A-4,
0.060%, VRD	29,900,000	29,900,000
Indiana Finance Authority Hospital Revenue
(Indiana University Health, Inc.), Series A,
0.070%, VRD	11,790,000	11,790,000
Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding, Series A,
0.090%, VRD	8,090,000	8,090,000
Indiana State Finance Authority Revenue Refunding
(Trinity Health), Series D-1,
0.070%, VRD	7,815,000	7,815,000
Indianapolis Multi-Family Housing Revenue (Capital
Place-Covington) (FNMA Insured),
0.100%, VRD	10,600,000	10,600,000
Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.080%, VRD	8,400,000	8,400,000
		114,645,000

54

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Iowa—0.17%
Iowa Finance Authority Private College Revenue
Facilities (Morningside College Project),
0.080%, VRD	$2,595,000	$2,595,000
Kansas—1.04%
Kansas State Department of Transportation
Highway Revenue Refunding,
Series B-2,
0.070%, VRD	9,380,000	9,380,000
Series B-3,
0.070%, VRD	6,810,000	6,810,000
		16,190,000
Kentucky—2.81%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust), Series A,
0.080%, VRD	7,425,000	7,425,000
Christian County Association of County’s
Leasing Trust Lease Program,
Series A,
0.080%, VRD	2,720,000	2,720,000
Series B,
0.080%, VRD	2,215,000	2,215,000
Shelby County Lease Revenue, Series A,
0.080%, VRD	20,910,000	20,910,000
Trimble County Association of Counties Leasing
Trust Lease Program Revenue, Series A,
0.080%, VRD	6,930,000	6,930,000
Williamstown League of Cities Funding Trust
Lease Revenue, Series A,
0.110%, VRD	3,445,000	3,445,000
		43,645,000

55

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Louisiana—1.47%
East Baton Rouge Parish Industrial Development
Board, Inc. Revenue (ExxonMobil Project),
Series A,
0.070%, VRD	$11,000,000	$11,000,000
Series B,
0.070%, VRD	5,300,000	5,300,000
Louisiana Public Facilities Authority Revenue
Refunding (Christus Health), Series B2,
0.050%, VRD	6,500,000	6,500,000
		22,800,000
Maryland—0.99%
Maryland Capital Improvement Bond, Series A,
5.250%, due 02/15/14	6,635,000	6,732,131
Washington Suburban Sanitation District Bond
Anticipation Notes, Series B,
0.080%, VRD	8,700,000	8,700,000
		15,432,131
Massachusetts—2.86%
Massachusetts Development Finance
Agency Revenue Refunding
(Higher Education-Smith College),
0.070%, VRD	3,191,000	3,191,000
Massachusetts Health & Educational Facilities
Authority Revenue (Citigroup ROCS
RR-II-R-11585),
0.080%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood), Series C,
0.070%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities
Authority Revenue (Pooled Loan Program),
Series N,
0.050%, VRD	3,865,000	3,865,000

56

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts State Department of Transportation
Metropolitan Highway System Revenue
(Senior), Series A-1,
0.150%, VRD	$24,500,000	$24,500,000
		44,351,000
Michigan—0.49%
Green Lake Township Economic Development
Corp. Revenue Refunding
(Interlochen Center Project),
0.080%, VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment),
Series C,
0.080%, VRD	3,680,000	3,680,000
		7,580,000
Minnesota—1.52%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.080%, VRD	9,140,000	9,140,000
Minnesota State Trunk Highway, Series E,
5.000%, due 08/01/14	6,000,000	6,215,505
Rochester Health Care Facilities Revenue
(Mayo Clinic), Series B,
0.070%, VRD	8,250,000	8,250,000
		23,605,505

57

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—2.00%
Mississippi Business Finance Commission Gulf
Opportunity Zone (Chevron USA, Inc. Project),
Series D,
0.070%, VRD	$14,000,000	$14,000,000
Series E,
0.080%, VRD	7,300,000	7,300,000
Series G,
0.050%, VRD	4,000,000	4,000,000
Series I,
0.050%, VRD	1,000,000	1,000,000
Series K,
0.070%, VRD	3,000,000	3,000,000
Series L,
0.080%, VRD	1,800,000	1,800,000
		31,100,000
Missouri—2.49%
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Ascension Healthcare), Series C-5,
0.080%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(De Smet Jesuit High School),
0.080%, VRD	3,985,000	3,985,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Washington University),
Series C,
0.050%, VRD	24,700,000	24,700,000
Series D,
0.050%, VRD	6,800,000	6,800,000
		38,685,000

58

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Nebraska—0.59%
Lancaster County Hospital Authority No.1 Hospital
Revenue Refunding (Bryanlgh Medical Center),
Series B-1,
0.080%, VRD	$9,145,000	$9,145,000
New Hampshire—0.20%
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College),
Series A,
0.080%, VRD	3,100,000	3,100,000
New York—6.14%
Albany County Bond Anticipation Notes,
1.000%, due 07/03/14	6,686,085	6,718,624
Metropolitan Transportation Authority New York
Dedicated Tax Fund, Subseries B-1,
0.070%, VRD	1,075,000	1,075,000
New York City Housing Development Corp. Multi-
Family Revenue (The Crest), Series A,
0.090%, VRD	13,500,000	13,500,000
New York City Housing Development Corp.
Revenue (Royal Properties), Series A
(FNMA Insured),
0.040%, VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water
& Sewer Systems Revenue (Second General),
Series DD-2,
0.040%, VRD	3,900,000	3,900,000
New York City Municipal Finance Authority Water
& Sewer Systems Revenue (Second General
Fiscal 2008),
Series BB-1,
0.060%, VRD	1,010,000	1,010,000
Series BB-5,
0.040%, VRD	6,200,000	6,200,000

59

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority
Water & Sewer Systems Revenue
(Second Generation Resolution),
Series A,
0.080%, VRD	$5,900,000	$5,900,000
Series CC-1,
0.070%, VRD	8,000,000	8,000,000
New York City, Series F,
Subseries F-3,
0.080%, VRD	9,700,000	9,700,000
Subseries L-4,
0.070%, VRD	3,400,000	3,400,000
Subseries L-6,
0.040%, VRD	8,340,000	8,340,000
New York State Dormitory Authority Revenue
(Cornell University), Series A,
0.090%, VRD	3,395,000	3,395,000
New York State Dormitory Authority Revenue Non-
State Supported Debt (Rockefeller University),
Series A,
0.090%, VRD	1,960,000	1,960,000
New York State Housing Finance Agency Revenue
(316 11th Avenue Housing), Series A,
(FNMA Insured),
0.070%, VRD	4,700,000	4,700,000
New York State Housing Finance Agency Revenue
(Gotham West Housing), Series A-2,
0.060%, VRD	7,300,000	7,300,000
Triborough Bridge & Tunnel Authority Revenue
(General), Series B,
0.070%, VRD	4,130,000	4,130,000
		95,228,624

60

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—6.29%
Charlotte-Mecklenburg Hospital Authority
Health Care Systems Revenue Refunding
(Carolinas Healthcare) (AGM Insured),
Series E,
0.060%, VRD	$7,000,000	$7,000,000
Series H,
0.050%, VRD	20,070,000	20,070,000
Charlotte Water & Sewer System Revenue
Refunding,
Series B,
0.070%, VRD	12,760,000	12,760,000
Series C,
0.080%, VRD	29,785,000	29,785,000
Guilford County, Series B,
0.080%, VRD	1,855,000	1,855,000
New Hanover County (School),
0.080%, VRD	2,305,000	2,305,000
North Carolina Capital Facilities Finance
Agency Educational Facilities Revenue
(Campbell University),
0.090%, VRD	5,205,000	5,205,000
North Carolina Educational Facilities Finance Agency
Revenue (Duke University Project), Series A,
0.060%, VRD	3,410,000	3,410,000
University of North Carolina Chapel Hill Revenue,
Series B,
0.070%, VRD	15,195,000	15,195,000
		97,585,000
Ohio—1.90%
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.090%, VRD[1,2]	2,800,000	2,800,000
Cuyahoga County Housing Revenue (Euclid
Avenue Housing Corp.), Series A,
0.070%, VRD	10,900,000	10,900,000

61

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Ohio (Common Schools), Series B,
0.060%, VRD	$1,405,000	$1,405,000
Ohio Higher Educational Facilities Commission
Revenue (JP Morgan PUTTERs, Series 3244Z),
0.090%, VRD[1,2]	2,845,000	2,845,000
Ohio State University Revenue, Series E,
0.070%, VRD	11,600,000	11,600,000
		29,550,000
Oregon—1.78%
Oregon Health & Science University Revenue,
Series C,
0.080%, VRD	1,890,000	1,890,000
Oregon State Tax Anticipation Notes, Series A,
1.500%, due 07/31/14	25,000,000	25,246,138
Salem Hospital Facility Authority Revenue
(Salem Hospital Project), Series B,
0.080%, VRD	400,000	400,000
		27,536,138
Pennsylvania—5.62%
Allegheny County Industrial Development
Authority Health Care Facility
(Longwood Oakmount, Inc.),
0.070%, VRD	15,010,000	15,010,000
Delaware River Port Authority of Pennsylvania &
New Jersey Revenue Refunding, Series B,
0.060%, VRD	21,630,000	21,630,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue, Series C,
0.070%, VRD	7,280,000	7,280,000
Pennsylvania Higher Educational Facilities
Authority College & University Revenue
(St. Joseph’s University), Series A,
0.080%, VRD	2,000,000	2,000,000

62

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Pennsylvania Higher Educational Facilities Authority
Revenue (Drexel University), Second Series,
0.070%, VRD	$7,725,000	$7,725,000
Philadelphia Authority for Industrial Development
Lease Revenue Refunding, Series B-3,
0.070%, VRD	5,325,000	5,325,000
Philadelphia Gas Works Revenue Refunding,
Series C,
0.070%, VRD	5,000,000	5,000,000
Pittsburgh Water & Sewer Authority Water &
Sewer Systems Revenue (1st Lien), Series B2,
0.070%, VRD	12,000,000	12,000,000
Washington County Authority Refunding
(University of Pennsylvania),
0.060%, VRD	3,425,000	3,425,000
Washington County Hospital Authority Revenue
(Monongahela Valley Hospital Project),
Series A,
0.080%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development
Authority Revenue (Excela Health Project),
Series B,
0.080%, VRD	5,260,000	5,260,000
		87,195,000
South Carolina—1.37%
Charleston County School District Bonds
Anticipation Notes, Series A, (SCSDE Insured),
2.000%, due 11/15/13	13,000,000	13,009,090
Piedmont Municipal Power Agency Electric
Revenue Refunding, Series C,
0.060%, VRD	3,050,000	3,050,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Anmed Health Project), Series C,
0.080%, VRD	1,995,000	1,995,000

63

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
South Carolina—(concluded)
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Regional Medical Center of Orangeburg),
0.080%, VRD	$3,150,000	$3,150,000
		21,204,090
Tennessee—0.89%
Knox County Health Educational & Housing
Facilities Board Hospital Facilities Revenue
Refunding (Covenant Healthcare), Series A,
0.080%, VRD	6,900,000	6,900,000
Sevier County Public Building Authority (Local
Government Public Improvement), Series B-1,
0.090%, VRD	4,500,000	4,500,000
Shelby County Public Improvement and School,
Series B,
0.070%, VRD	2,350,000	2,350,000
		13,750,000
Texas—9.55%
Alamo Community College District (Citigroup
ROCS Series RR-II-R-883WF) (FGIC Insured),
0.070%, VRD[1,2]	7,750,000	7,750,000
City of Houston Tax & Revenue Anticipation Notes,
1.500%, due 06/30/14	8,000,000	8,069,578
2.000%, due 06/30/14	1,000,000	1,011,990
Harris County Cultural Educational Facilities
Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.080%, VRD	25,525,000	25,525,000
Subseries C-2,
0.080%, VRD	11,700,000	11,700,000
Harris County Health Facilities Development Corp.
Revenue Refunding (Methodist Hospital
Systems), Series A-1,
0.080%, VRD	7,365,000	7,365,000

64

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Hospital District Revenue Refunding
(Senior Lien),
0.070%, VRD	$4,890,000	$4,890,000
Harris County Tax Anticipation Notes,
1.000%, due 02/28/14	8,000,000	8,022,383
2.000%, due 02/28/14	10,000,000	10,060,545
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series A,
0.070%, VRD	7,800,000	7,800,000
Series B,
0.070%, VRD	11,400,000	11,400,000
Texas (JP Morgan PUTTERs, Series 3238),
0.090%, VRD[1,2]	2,165,000	2,165,000
Texas State Revenue Anticipation Notes,
2.000%, due 08/28/14	35,000,000	35,517,354
Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.090%, VRD[1,2]	3,330,000	3,330,000
University of Texas University Revenue
(Financing Systems), Series B,
0.040%, VRD	3,520,000	3,520,000
		148,126,850
Utah—2.23%
Murray City Utah, Hospital Revenue
(IHC Health Services, Inc.), Series D,
0.050%, VRD	16,260,000	16,260,000
Utah Transit Authority Sales Tax Revenue,
Subseries A,
0.070%, VRD	4,435,000	4,435,000
Subseries B,
0.060%, VRD	13,915,000	13,915,000
		34,610,000

65

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Vermont—0.47%
Winooski Special Obligation Refunding, Series A,
0.050%, VRD	$7,260,000	$7,260,000
Virginia—0.14%
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical), Series D,
0.070%, VRD	2,200,000	2,200,000
Washington—2.14%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue (JP Morgan
PUTTERs, Series 2643Z),
0.090%, VRD[1,2]	4,995,000	4,995,000
King County Sewer Revenue (Junior Lien), Series A,
0.090%, VRD	20,475,000	20,475,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(New Haven Apartments) (FNMA Insured),
0.070%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(Washington Terrace),
0.080%, VRD	3,750,000	3,750,000
		33,120,000
Wyoming—0.05%
Uinta County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.050%, VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,320,533,046)		1,320,533,046

66

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—14.79%
California—0.68%
California State Health Facilities Financing
(Stanford Hospital),
Series B-2, Subseries 1,
0.160%, due 01/07/14	$6,000,000	$6,000,000
Series B-2, Subseries 2,
0.150%, due 12/04/13	4,500,000	4,500,000
		10,500,000
Connecticut—0.65%
Yale University,
0.080%, due 11/08/13	10,000,000	10,000,000
Illinois—0.68%
Illinois Educational Facilities Authority Revenue,
0.100%, due 12/04/13	10,615,000	10,615,000
Kentucky—1.29%
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.250%, due 11/14/13	20,000,000	20,000,000
Maryland—1.48%
Johns Hopkins University,
0.110%, due 02/11/14	7,998,000	7,998,000
Montgomery County,
0.080%, due 11/19/13	15,000,000	15,000,000
		22,998,000
Minnesota—2.64%
Mayo Clinic,
0.130%, due 11/05/13	10,000,000	10,000,000
0.130%, due 11/14/13	20,000,000	20,000,000
University of Minnesota Regents,
0.100%, due 12/05/13	11,000,000	11,000,000
		41,000,000

67

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Missouri—1.88%
University of Missouri,
0.080%, due 11/01/13	$15,000,000	$15,000,000
0.100%, due 12/03/13	14,105,000	14,105,000
		29,105,000
Tennessee—1.10%
Vanderbilt University,
0.170%, due 04/03/14	8,000,000	8,000,000
0.140%, due 05/06/14	9,000,000	9,000,000
		17,000,000
Texas—1.73%
Dallas Area Rapid Transit,
0.130%, due 02/20/14	4,000,000	4,000,000
University of Texas,
0.090%, due 12/10/13	10,000,000	10,000,000
0.110%, due 02/06/14	12,896,000	12,896,000
		26,896,000
Virginia—2.02%
University of Virginia,
0.080%, due 11/06/13	7,735,000	7,735,000
0.090%, due 12/09/13	7,000,000	7,000,000
0.120%, due 01/08/14	16,629,000	16,629,000
		31,364,000
Washington—0.64%
University of Washington,
0.110%, due 02/06/14	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$229,478,000)		229,478,000
Total investments (cost—$1,550,011,046
which approximates cost for federal income
tax purposes)—99.92%		1,550,011,046
Other assets in excess of liabilities—0.08%		1,192,727
Net assets—100.00%		$1,551,203,773

68

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds
and notes	$—	$1,320,533,046	$—	$1,320,533,046
Tax-exempt
commercial paper	—	229,478,000	—	229,478,000
Total	$—	$1,550,011,046	$—	$1,550,011,046

At October 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.19% of net assets as of October 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2] The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2013 and reset periodically.

See accompanying notes to financial statements	69

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2013 to October 31, 2013.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

70

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

71

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value May 1, 2013	Ending account value October 31, 2013	Expenses paid during period[1] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.60	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

	Beginning account value May 1, 2013	Ending account value October 31, 2013	Expenses paid during period[1] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.90	0.31	0.06

Tax-Free Master Fund

	Beginning account value May 1, 2013	Ending account value October 31, 2013	Expenses paid during period[1] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.20	$0.40	0.08%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.80	0.41	0.08

1 Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

72

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/13	04/30/13	10/31/12
Weighted average maturity[1]	41 days	47 days	54 days
Net assets (bln)	$17.5	$19.1	$18.6

Portfolio composition[2]	10/31/13	04/30/13	10/31/12
Commercial paper	44.8%	36.0%	42.6%
Certificates of deposit	16.8	29.5	22.8
Time deposits	14.0	3.8	5.8
Repurchase agreements	13.3	10.3	6.9
US government and agency obligations	6.0	17.8	21.2
Short-term corporate obligations	5.1	2.5	0.7
Other assets less liabilities	0.0 [3]	0.1	0.0 [3]
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.
[3] Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

73

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/13	04/30/13	10/31/12
Weighted average maturity[1]	48 days	53 days	52 days
Net assets (bln)	$12.9	$12.2	$15.9

Portfolio composition[2]	10/31/13	04/30/13	10/31/12
Repurchase agreements	62.1%	55.5%	50.6%
US government obligations	36.5	44.4	46.8
Other assets less liabilities	1.4	0.1	2.6
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

74

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/13	04/30/13	10/31/12
Weighted average maturity[1]	34 days	19 days	34 days
Net assets (bln)	$1.6	$1.6	$1.5

Portfolio composition[2]	10/31/13	04/30/13	10/31/12
Municipal bonds and notes	85.1%	81.2%	81.0%
Tax-exempt commercial paper	14.8	18.7	18.6
Other assets less liabilities	0.1	0.1	0.4
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

75

Master Trust
Statement of operations
For the six months ended October 31, 2013
(unaudited)

Prime Master Fund
Investment income:
Interest	$20,643,713
Securities lending income
(includes $82; $0 and $0, respectively earned
from an affiliated entity)	198
20,643,911
Expenses:
Investment advisory and administration fees	9,323,469
Trustees’ fees	51,625
9,375,094
Fee waivers by investment advisor	—
Net expenses	9,375,094
Net investment income	11,268,817
Net realized gain	198,731
Net increase in net assets resulting from operations	$11,467,548

76	See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund

$4,648,604	$803,325

—	—
4,648,604	803,325

6,320,712	786,873
38,536	11,998
6,359,248	798,871
(2,392,225)	(147,156)
3,967,023	651,715
681,581	151,610
45,949	13,623
$727,530	$165,233

See accompanying notes to financial statements	77

Master Trust
Statement of changes in net assets

	For the six months ended October 31, 2013 (unaudited)	For the year ended April 30, 2013
Prime Master Fund
From operations:
Net investment income	$11,268,817	$36,187,378
Net realized gain	198,731	77,976
Net increase in net assets resulting from operations	11,467,548	36,265,354
Net increase (decrease) in net assets from beneficial
interest transactions	(1,670,093,683)	3,412,781,376
Net increase (decrease) in net assets	(1,658,626,135)	3,449,046,730
Net assets:
Beginning of period	19,137,609,172	15,688,562,442
End of period	$17,478,983,037	$19,137,609,172

Treasury Master Fund
From operations:
Net investment income	$681,581	$7,062,500
Net realized gain	45,949	156,317
Net increase in net assets resulting from operations	727,530	7,218,817
Net increase (decrease) in net assets from
beneficial interest transactions	644,548,576	(826,052,247)
Net increase (decrease) in net assets	645,276,106	(818,833,430)
Net assets:
Beginning of period	12,225,550,308	13,044,383,738
End of period	$12,870,826,414	$12,225,550,308

Tax-Free Master Fund
From operations:
Net investment income	$151,610	$922,996
Net realized gain	13,623	79,573
Net increase in net assets resulting from operations	165,233	1,002,569
Net increase (decrease) in net assets from
beneficial interest transactions	(5,287,291)	394,531,710
Net increase (decrease) in net assets	(5,122,058)	395,534,279
Net assets:
Beginning of period	1,556,325,831	1,160,791,552
End of period	$1,551,203,773	$1,556,325,831

78	See accompanying notes to financial statements

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79

Master Trust
Financial highlights

Selected financial data throughout each period is presented below:

Six months ended October 31, 2013 (unaudited)
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.10%[1]
Net investment income	0.12%[1]
Supplemental data:
Net assets, end of period (000’s)	$17,478,983
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.06%[1]
Net investment income	0.01%[1]
Supplemental data:
Net assets, end of period (000’s)	$12,870,826
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.08%[1]
Net investment income	0.02%[1]
Supplemental data:
Net assets, end of period (000’s)	$1,551,204

[1] Annualized.
[2] Waiver by advisor represents less than 0.005%.

80	See accompanying notes to financial statements

Years ended April 30,
2013	2012	2011	2010	2009

0.10%	0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%	0.10%[2]	0.10%
0.19%	0.19%	0.21%	0.25%	1.90%

$19,137,609	$15,688,562	$29,569,454	$22,591,869	$19,607,887

0.10%	0.10%	0.10%	0.10%	0.10%
0.10%[2]	0.06%	0.10%[2]	0.10%	0.10%[2]
0.05%	0.01%	0.09%	0.12%	0.77%

$12,225,550	$13,044,384	$7,219,706	$7,335,525	$10,699,897

0.10%	0.10%	0.10%	0.10%	0.10%
0.10%[2]	0.10%[2]	0.10%	0.10%[2]	0.04%
0.06%	0.06%	0.18%	0.20%	1.42%

$1,556,326	$1,160,792	$1,485,784	$1,933,132	$2,770,040

81

Master Trust
Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants.

82

Master Trust
Notes to financial statements (unaudited)

The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial

83

Master Trust
Notes to financial statements (unaudited)

statements or (2) subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements for ASU 2013-01 are included within the Fund’s Statement of net assets under the section titled Repurchase Agreements. The total market value of these repurchase agreements for Prime Master Fund and Treasury Master Fund is $2,324,449,000 and $7,995,250,000, respectively, and they are collateralized by $2,398,413,232 and $8,139,284,271, respectively, of non-cash collateral.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement,

84

Master Trust
Notes to financial statements (unaudited)

realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates
The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory

85

Master Trust
Notes to financial statements (unaudited)

and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2013, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,522,194, $730,262 and $108,621, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2013, UBS Global AM owed $29,129, $22,803 and $6,889 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2013, UBS Global AM voluntarily waived $2,392,225 and $147,156 for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option

86

Master Trust
Notes to financial statements (unaudited)

to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses, including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2013, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$149,665,000
Treasury Master Fund	249,904,576
Tax-Free Master Fund	247,809,300

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation.

87

Master Trust
Notes to financial statements (unaudited)

Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At October 31, 2013, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participated with certain other funds managed or advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), which was to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund had agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees were paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund would have borrowed based upon prevailing rates in effect at the time of borrowing. For the six months ended October 31,

88

Master Trust
Notes to financial statements (unaudited)

2013, Tax-Free Master Fund did not borrow under the Committed Credit Facility. Effective November 19, 2013, Tax-Free Master Fund no longer participates in the Committed Credit Facility.

Beneficial interest transactions

Prime Master Fund	For the six months ended October 31, 2013	For the year ended April 30, 2013
Contributions	$25,412,728,438	$57,931,411,710
Withdrawals	(27,082,822,121)	(54,518,630,334)
Net increase (decrease) in beneficial interest	$(1,670,093,683)	$3,412,781,376

Treasury Master Fund	For the six months ended October 31, 2013	For the year ended April 30, 2013
Contributions	$14,056,830,196	$28,344,203,263
Withdrawals	(13,412,281,620)	(29,170,255,510)
Net increase (decrease) in beneficial interest	$644,548,576	$(826,052,247)

Tax-Free Master Fund	For the six months ended October 31, 2013	For the year ended April 30, 2013
Contributions	$712,455,368	$2,891,282,474
Withdrawals	(717,742,659)	(2,496,750,764)
Net increase (decrease) in beneficial interest	$(5,287,291)	$394,531,710

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

89

Master Trust
Notes to financial statements (unaudited)

As of and during the six months ended October 31, 2013, the Master Funds did not have any liabilities for any uncertain tax positions. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2013, the Master Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

90

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

91

Master Trust
Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 16-17, 2013, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust, with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. Independent Trustees discussed the materials initially provided by management among themselves on several occasions prior to the scheduled board meeting, and independent legal counsel participated in several such discussions. The Independent Trustees also met in executive session with their independent legal counsel to review the presentation that had been made to them at the meeting. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board considered the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board

92

Master Trust
Board approval of management contract (unaudited)

noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $159 billion in assets under management as of March 31, 2013 and was part of the UBS Global Asset Management Division, which had approximately $632 billion in assets under management worldwide as of March 31, 2013. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

93

Master Trust
Board approval of management contract (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund, Prime Capital Feeder Fund, Treasury Capital Feeder Fund and Tax-Free Capital Feeder Fund through August 31, 2014. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS Global AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

94

Master Trust
Board approval of management contract (unaudited)

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other funds managed by UBS Global AM.

Prime Master
Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund’s Actual Management Fee and total expenses and the Prime Capital Feeder Fund’s Actual Management Fee, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Prime Institutional Feeder Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the fourth quintile and its total expenses were in the third quintile in the Prime Institutional Feeder Fund’s Expense

95

Master Trust
Board approval of management contract (unaudited)

Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.) The Prime Preferred Feeder Fund’s Contractual Management Fee and Actual Management Fee were in the second quintile and its total expenses were in the first quintile in the Prime Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Investor Feeder Fund’s Contractual Management Fee and Actual Management Fee were in the second quintile and its total expenses were in the third quintile (at the Expense Group median) in the Prime Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Capital Feeder Fund’s Contractual Management Fee was in the first quintile, its Actual Management Fee was in the fifth quintile (the highest in the Expense Group) and its total expenses were in the second quintile in the Prime Capital Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report.

Management noted that the Prime Institutional Feeder Fund’s Contractual Management Fee is below the expense peer group median, while its Actual Management Fee ranked in the fourth quintile, 2.9 basis points (0.029%) above the median. Management explained that the Prime Institutional Feeder Fund has a “unitary” fee structure, whereby the advisor pays for all ordinary fund expenses. Management noted that due to the fund’s “unitary” fee structure, comparisons would best be performed on a total expense basis; management further observed that the Prime Institutional Feeder Fund’s total expenses ranked in the third quintile at 1.7 basis points (0.017%) above the median.

Management noted that the Prime Capital Feeder Fund’s Contractual Management Fee is in the first quintile, below the expense peer group median, while its Actual Management Fee ranked in the fifth quintile, 8.4 basis points (0.084%) above the median. Management stated that the approach in which the waiver is applied for this fund differs

96

Master Trust
Board approval of management contract (unaudited)

from the approach Lipper utilizes to reflect waivers for its peers (i.e., most peers have the waivers applied toward management fees first, while UBS Global AM applies a methodology of waiving the entire non-12b-1 shareholder servicing fee of 15 basis points (0.15%) first and then having the waivers impact the management fee). Management stated that, as a result, the Actual Management Fee appears above the peer group median. Management noted that the Prime Capital Feeder Fund has an expense cap of 20 basis points (0.20%), which protects shareholders from incurring expenses above this level. Management further noted that the fund’s total expenses are well below its peer median, and that, therefore, it believes the overall expenses for the fund are in line with its peers.

Treasury Master
Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Institutional Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the fifth quintile in the Treasury Institutional Feeder Fund’s Expense Group (its Actual Management Fee was the highest in the Expense Group) for the comparison periods utilized in the Lipper report. The Treasury Preferred Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the fifth quintile in the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Investor Feeder Fund’s Contractual Management Fee was in the first quintile and its Actual Management Fee and total expenses were in the fifth quintile in the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Capital Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the fifth quintile in the Treasury Capital Feeder Fund’s Expense Group (its Actual Management Fee was the highest in the Expense Group) for the comparison periods utilized in the Lipper report.

97

Master Trust
Board approval of management contract (unaudited)

Management noted that each of Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund has Actual Management Fees and total expenses in the fifth quintile relative to their respective Lipper expense peer groups. Management noted that, at this time, Actual Management Fees and total expenses are a factor of yield waivers, which in turn are dependent on a fund’s gross yield and level of expenses, and that gross yields recently have been volatile based on the funds’ underlying investments. Management further noted that, due to the benefit of voluntary fee waivers/expense reimbursements by UBS Global AM and/or its affiliates, the funds continue to “floor” yields at 1 basis point (0.01%), which is in line with peers. Management stated that, overall, it was comfortable with all the funds’ expenses given that the Contractual Management Fees for the funds range from 2 to 5 basis points (0.02% – 0.05%) below the respective expense peer group medians. Management also stated its belief that this indicates that in a normal yield environment, these funds would all be appropriately priced.

Tax-Free Master
Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Tax-Free Capital Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Tax-Free Institutional Feeder Fund’s Contractual Management Fee was in the first quintile, its Actual Management Fee was in the third quintile and its total expenses were in the second quintile in the Tax-Free Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Preferred Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Tax-Free Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Investor Feeder Fund’s Contractual Management

98

Master Trust
Board approval of management contract (unaudited)

Fee was in the third quintile and its Actual Management Fee and total expenses were in the second quintile in the Tax-Free Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Capital Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile, and its Actual Management Fee was in the fourth quintile in the Tax-Free Capital Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report.

Management noted that the Tax-Free Capital Feeder Fund’s Contractual Management Fee is in the first quintile, below the expense peer group median, while its Actual Management Fee ranked in the fifth quintile, 5.4 basis points (0.054%) above the median. Management stated that the approach in which the waiver is applied for this fund differs from the approach Lipper utilizes to reflect waivers for its peers (i.e., most peers have the waivers applied toward management fees first, while UBS Global AM applies a methodology of waiving the entire non-12b-1 shareholder servicing fee of 15 basis points (0.15%) first and then having the waivers impact the management fee). Management stated that, as a result, the Actual Management Fee appears above the peer group median. Management noted that the Tax-Free Capital Feeder Fund has an expense cap of 20 basis points (0.20%). Management further noted that the fund’s total expenses are well below its peer median, and that, therefore, it believes the overall expenses for the fund are in line with its peers.

In light of the foregoing, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided and proposed to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since

99

Master Trust
Board approval of management contract (unaudited)

inception, in each case ended April 30, 2013 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2013. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master
Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that the Prime Institutional Feeder Fund’s performance was in the first quintile for the one-, three-, five- and ten-year periods and since inception. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) The Prime Preferred Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception. The Prime Investor Feeder Fund’s performance was in the second quintile for the one- and three-year periods and since inception. The Prime Capital Feeder Fund’s performance was in the first quintile since inception.

Treasury Master
Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception. The Treasury Preferred Feeder Fund’s performance was in the first quintile for the

100

Master Trust
Board approval of management contract (unaudited)

one-, three- and five-year periods and since inception. The Treasury Investor Feeder Fund’s performance was in the first quintile for the one- and three-year periods and in the second quintile since inception. The Treasury Capital Feeder Fund’s performance was in the first quintile since inception.

Tax-Free Master
Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the Tax-Free Institutional Feeder Fund’s performance was in the second quintile for the one-and three-year periods and in the third quintile for the five-year period and since inception. The Tax-Free Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year periods and in the third quintile for the five-year period and since inception. The Tax-Free Investor Feeder Fund’s performance was in the second quintile for the one-year period, in the third quintile for the three-year period and in the fourth quintile since inception. The Tax-Free Capital Feeder Fund’s performance was in the first quintile since inception. The board noted that in each of the periods for which Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund posted below median returns, performance was at or close to the Performance Universe median.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

101

Master Trust
Board approval of management contract (unaudited)

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Erin O. Houston
Vice President	Vice President

Administrator (and Manager for the Master Funds) UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Principal Underwriter (for the feeder funds) UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2013. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE
UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Money Market Funds

UBS Select Investor Funds
Semiannual Report
October 31, 2013

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

UBS Select Investor Funds

December 13, 2013

Dear shareholder,

We present you with the semiannual report for the UBS Select Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund (the “Funds”), for the six months ended October 31, 2013.

Performance
The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

  UBS Select Prime Investor Fund:
  0.01% as of October 31, 2013, unchanged from April 30, 2013.

  UBS Select Treasury Investor Fund:
  0.01% as of October 31, 2013, unchanged from April 30, 2013.

  UBS Select Tax-Free Investor Fund:
  0.01% as of October 31, 2013, unchanged from April 30, 2013.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10 and 11.

UBS Select Prime
Investor Fund
UBS Select Treasury
Investor Fund
Investment goals
(both Funds):
Maximum current income consistent with liquidity and the preservation of capital

Portfolio Manager:
Robert Sabatino
UBS Global Asset Management
(Americas) Inc.

Commencement:
UBS Select Prime Investor
Fund—August 1, 2008; UBS
Select Treasury Investor Fund—
September 18, 2008

Dividend payments:
Monthly

UBS Select Tax-Free Investor Fund

Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Erin O. Houston
UBS Global Asset
Management (Americas) Inc.

Commencement:
September 22, 2008

Dividend payments:
Monthly

1

UBS Select Investor Funds

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	While the overall US economy continued to grow during the reporting period, the pace of the expansion was far from robust. Gross domestic product (“GDP”) growth in the US was an anemic 0.1% during the fourth quarter of 2012. However, the economy then gained some traction, as GDP grew 1.1% and 2.5% during the first and second quarters of 2013, respectively. The Commerce Department’s initial estimate for third quarter 2013 GDP growth was 2.8%.[1]

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	The Fed took a number of actions during the reporting period, as it looked to meet its dual mandate of price stability and maximum employment. Throughout the reporting period, the Fed kept the federal funds rate at an extremely low level between 0% and 0.25% and, on several occasions, extended the period it expected to keep the fed funds rate on hold. Looking back, in September 2012, the Fed launched a third round of quantitative easing (“QE3”), which involved purchasing $40 billion of agency mortgage-backed securities (“MBS”) on an open-ended basis each month. At its final meeting of 2012, in December, the Fed said it would continue buying $40 billion a month of agency MBS, as well as purchase $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%,” provided inflation remains well-contained.

The Fed has not materially changed its official policy stance thus far in 2013. However, in his press conference following the Fed’s meeting in June 2013, Fed Chairman Ben Bernanke said, “…the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year; and if the subsequent

1 Based on the Commerce Department’s third estimate announced on November 7, 2013, after the reporting period had ended.

2

UBS Select Investor Funds

data remain broadly aligned with our current expectations for the economy, we would continue to reduce the pace of purchases in measured steps through the first half of next year, ending purchases around midyear.” This statement triggered a substantial sell-off in the fixed income market, as Treasury yields rose sharply and bond prices declined. However, at its meeting that concluded on September 18, 2013, the Fed chose to delay the tapering of its asset purchases, saying that it “…decided to await more evidence that progress will be sustained before adjusting the pace of its purchases.” At his press conference following the September meeting, Chairman Bernanke also brought up the potential for a partial government shutdown on October 1, 2013 and the debt ceiling debate as reasons for maintaining its current policy. At the Fed’s meeting that concluded on October 30, 2013, the Fed maintained its asset purchase program and said that “asset purchases are not on a preset course, and the Committee’s decisions about their pace will remain contingent on the Committee’s economic outlook as well as its assessment of the likely efficacy and costs of such purchases.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.
  The weighted average maturity (“WAM”) for the Prime Master Fund in which UBS Select Prime Investor Fund invests was 47 days when the reporting period began. Over the reporting period, we tactically adjusted the Master Fund’s WAM. By the end of the reporting period we had shortened the Fund’s WAM to 41 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. To that end, we typically purchased

3

UBS Select Investor Funds

up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to time deposits and commercial paper and, to lesser extents, repurchase agreements and short-term corporate obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.) In contrast, we decreased the Fund’s exposure to certificates of deposit and US government and agency obligations.

  The WAM for the Master Fund in which UBS Select Treasury Investor Fund invests was 53 days when the reporting period began. Over the review period, the WAM was decreased and, at period end on October 31, 2013, it was 48 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements and reduced its exposure to US government obligations.

  The WAM for the Master Fund in which UBS Select Tax-Free Investor Fund invests was 19 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, the Master Fund’s WAM was 34 days. From a sector perspective, we continued to focus our purchases on high-quality municipal issuances of both state and local general obligation debt, as well as essential service revenue obligations.
4

UBS Select Investor Funds

Q.	What factors do you believe will affect the Funds over the coming months?
A.	Despite the Fed’s plans to begin tapering its asset purchase plan in the coming months, we do not expect the federal funds rate to be raised from its historically low level until at least 2015. Turning to the economy, it is clearly on better footing than was the case a year ago. In particular, the housing market shows continued signs of improvement, and the unemployment rate has moderated somewhat. That said, we will continue to closely monitor incoming economic data to determine the impact of higher interest rates on consumer and business spending. Moderating global growth could also negatively impact US exports. Against this backdrop, we believe that the economy will continue to expand, albeit at a modest pace. We anticipate continuing to manage the Funds focusing on risk and liquidity.

Continuing regulatory uncertainty has cast a shadow over money market funds for some time now, and will likely continue to do so. The US Securities and Exchange Commission (the “SEC”) issued proposed new regulations for money market funds on June 5, 2013, requesting comments on numerous issues. According to its website, the SEC received over a thousand comments on its proposals. At this time it is impossible to predict the final version of these regulations, (which are expected to be promulgated in 2014) but the SEC’s proposing release envisions a transition period ranging up to several years.

5

UBS Select Investor Funds

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver President—UBS Money Series UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Select Tax-Free Investor Fund Managing Director UBS Global Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager— UBS Select Prime Investor Fund UBS Select Treasury Investor Fund Managing Director UBS Global Asset Management (Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Investor Fund Managing Director UBS Global Asset Management (Americas) Inc.	Erin O. Houston Portfolio Manager— UBS Select Tax-Free Investor Fund Director UBS Global Asset Management (Americas) Inc.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

6

UBS Select Investor Funds

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2013. The views and opinions in the letter were current as of December 13, 2013. They are not guarantees of future performance or investment results and should not be taken as investment advice.

Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

7

UBS Select Investor Funds

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2013 to October 31, 2013.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

8

UBS Select Investor Funds

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

9

UBS Select Investor Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

UBS Select Prime Investor Fund

	Beginning account value May 1, 2013	Ending account value[2] October 31, 2013	Expenses paid during period[3] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$1.06	0.21%
Hypothetical
(5% annual
return before
expenses)	1,000.00	1,024.15	1.07	0.21

UBS Select Treasury Investor Fund
	Beginning account value May 1, 2013	Ending account value[2] October 31, 2013	Expenses paid during period[3] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical
(5% annual
return before
expenses)	1,000.00	1,024.90	0.31	0.06

UBS Select Tax-Free Investor Fund

	Beginning account value May 1, 2013	Ending account value[2] October 31, 2013	Expenses paid during period[3] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.45	0.09%
Hypothetical
(5% annual
return before
expenses)	1,000.00	1,024.75	0.46	0.09

[1] The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2] “Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3] Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

10

UBS Select Investor Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics	10/31/13	04/30/13	10/31/12
Seven-day current yield after fee waivers
and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers
and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers
and/or expense reimbursements[1]	(0.40)	(0.35)	(0.31)
Seven-day effective yield before fee waivers
and/or expense reimbursements[1]	(0.40)	(0.35)	(0.31)
Weighted average maturity[2]	41 days	47 days	54 days
Net assets (mm)	$328.8	$324.5	$339.8

UBS Select Treasury Investor Fund

Yields and characteristics	10/31/13	04/30/13	10/31/12
Seven-day current yield after fee waivers
and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers
and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers
and/or expense reimbursements[1]	(0.53)	(0.48)	(0.44)
Seven-day effective yield before fee waivers
and/or expense reimbursements[1]	(0.53)	(0.48)	(0.44)
Weighted average maturity[2]	48 days	53 days	52 days
Net assets (mm)	$303.9	$323.6	$347.6

11

UBS Select Investor Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Investor Fund

Yields and characteristics	10/31/13	04/30/13	10/31/12
Seven-day current yield after fee waivers
and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers
and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers
and/or expense reimbursements[1]	(0.88)	(0.66)	(0.67)
Seven-day effective yield before fee waivers
and/or expense reimbursements[1]	(0.88)	(0.66)	(0.67)
Weighted average maturity[2]	34 days	19 days	34 days
Net assets (mm)	$25.9	$27.0	$33.5

[1] Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2] Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

12

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UBS Select Investor Funds
Statement of assets and liabilities
October 31, 2013 (unaudited)

UBS Select Prime Investor Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund
and Tax-Free Master Fund (each a “Master Fund”), at value
(cost—$328,812,350; $303,890,040 and $25,900,890,
respectively, which approximates cost for federal
income tax purposes)	$328,812,350
Receivable from affiliate	—
Other assets	13,139
Total assets	328,825,489
Liabilities:
Payable to affiliate	12,288
Dividends payable to shareholders	2,672
Accrued expenses and other liabilities	40,666
Total liabilities	55,626
Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 328,765,922; 303,879,862
and 25,895,704 outstanding, respectively	328,765,922
Accumulated net realized gain	3,941
Net assets	$328,769,863
Net asset value per share	$1.00

14	See accompanying notes to financial statements

UBS Select Treasury Investor Fund	UBS Select Tax-Free Investor Fund

$303,890,040	$25,900,890
13,282	8,931
13,207	9,822
303,916,529	25,919,643

—	—
2,600	202
30,336	21,824
32,936	22,026

303,879,862	25,895,704
3,731	1,913
$303,883,593	$25,897,617
$1.00	$1.00

See accompanying notes to financial statements	15

UBS Select Investor Funds
Statement of operations
For the six months ended October 31, 2013
(unaudited)

UBS Select Prime Investor Fund
Investment income:
Interest income allocated from Master	$368,262
Securities lending income allocated from Master	4
Expenses allocated from Master	(167,203)
Expense waiver allocated from Master	—
Net investment income allocated from Master	201,063
Expenses:
Service and distribution fees	585,112
Administration fees	167,177
Transfer agency fees	25,869
Professional fees	24,659
Reports and notices to shareholders	10,672
State registration fees	10,379
Trustees’ fees	7,493
Accounting fees	6,050
Insurance fees	2,616
Other expenses	6,801
846,828
Fee waivers and/or expense reimbursements
by administrator and distributor	(662,482)
Net expenses	184,346
Net investment income	16,717
Net realized gain allocated from Master	3,479
Net increase in net assets resulting from operations	$20,196

16	See accompanying notes to financial statements

UBS Select Treasury Investor Fund	UBS Select Tax-Free Investor Fund

$119,613	$13,968
—	—
(162,514)	(13,843)
60,322	2,542
17,421	2,667

568,785	48,440
162,512	13,839
17,061	2,238
24,690	24,646
4,718	1,349
10,840	7,916
7,457	6,714
6,050	6,050
3,332	221
7,338	4,458
812,783	115,871

(811,613)	(114,589)
1,170	1,282
16,251	1,385
1,168	220
$17,419	$1,605

See accompanying notes to financial statements	17

UBS Select Prime Investor Fund
Statement of changes in net assets

	For the six months ended October 31, 2013 (unaudited)	For the year ended April 30, 2013
From operations:
Net investment income	$16,717	$35,426
Net realized gain	3,479	1,478
Net increase in net assets resulting
from operations	20,196	36,904
Dividends and distributions to shareholders from:
Net investment income	(16,717)	(35,426)
Net realized gains	—	(5,624)
Total dividends and distributions to shareholders	(16,717)	(41,050)
Net increase (decrease) in net assets from
beneficial interest transactions	4,241,231	(33,437,197)
Net increase (decrease) in net assets	4,244,710	(33,441,343)
Net assets:
Beginning of period	324,525,153	357,966,496
End of period	$328,769,863	$324,525,153
Accumulated undistributed net
investment income	$—	$—

18	See accompanying notes to financial statements

UBS Select Treasury Investor Fund
Statement of changes in net assets

	For the six months ended October 31, 2013 (unaudited)	For the year ended April 30, 2013
From operations:
Net investment income	$16,251	$34,216
Net realized gain	1,168	3,501
Net increase in net assets resulting
from operations	17,419	37,717
Dividends and distributions to shareholders from:
Net investment income	(16,251)	(34,216)
Net realized gains	—	(959)
Total dividends and distributions to shareholders	(16,251)	(35,175)
Net decrease in net assets from beneficial
interest transactions	(19,722,618)	(17,019,635)
Net decrease in net assets	(19,721,450)	(17,017,093)
Net assets:
Beginning of period	323,605,043	340,622,136
End of period	$303,883,593	$323,605,043
Accumulated undistributed net
investment income	$—	$—

See accompanying notes to financial statements	19

UBS Select Tax-Free Investor Fund
Statement of changes in net assets

For the six months ended October 31, 2013 (unaudited)		For the year ended April 30, 2013
From operations:
Net investment income	$1,385	$3,139
Net realized gain	220	1,693
Net increase in net assets resulting
from operations	1,605	4,832
Dividends and distributions to shareholders from:
Net investment income	(1,385)	(3,139)
Net realized gains	—	(1,165)
Total dividends and distributions to shareholders	(1,385)	(4,304)
Net increase (decrease) in net assets from
beneficial interest transactions	(1,082,182)	526,462
Net increase (decrease) in net assets	(1,081,962)	526,990
Net assets:
Beginning of period	26,979,579	26,452,589
End of period	$25,897,617	$26,979,579
Accumulated undistributed net
investment income	$—	$—

20	See accompanying notes to financial statements

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21

UBS Select Prime Investor Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2013 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense
reimbursements[4]	0.61%[5]
Expenses after fee waivers and/or expense
reimbursements[4]	0.21%[5]
Net investment income[4]	0.01%[5]
Supplemental data:
Net assets, end of period (000’s)	$328,770

[1] Commencement of operations.
[2] Amount represents less than $0.0005 per share.

[3] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4] Ratios include the Fund’s share of income and expenses allocated from the Master.
[5] Annualized.

22	See accompanying notes to financial statements

				For the period August 1, 2008[1] to April 30, 2009
Years ended April 30,
2013	2012	2011	2010
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.011
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.011)
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.011)
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.01%	0.05%	1.08%

0.60%	0.60%	0.59%	0.58%	0.60%[5]

0.28%	0.29%	0.30%	0.34%	0.45%[5]
0.01%	0.01%	0.01%	0.05%	0.77%[5]

$324,525	$357,966	$474,989	$636,118	$1,512,224

23

UBS Select Treasury Investor Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2013 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense
reimbursements[4]	0.60%[5]
Expenses after fee waivers and/or expense
reimbursements[4]	0.06%[5]
Net investment income[4]	0.01%[5]
Supplemental data:
Net assets, end of period (000’s)	$303,884

[1] Commencement of operations.
[2] Amount represents less than $0.0005 per share.

[3] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4] Ratios include the Fund’s share of income and expenses allocated from the Master.
[5] Annualized.

24	See accompanying notes to financial statements

				For the period September 18, 2008[1] to April 30, 2009
Years ended April 30,
2013	2012	2011	2010
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.001
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.001)
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.001)
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.01%	0.01%	0.06%

0.60%	0.60%	0.64%	0.64%	0.65%[5]

0.14%	0.07%	0.18%	0.21%	0.40%[5]
0.01%	0.01%	0.01%	0.01%	0.06%[5]

$323,605	$340,622	$123,925	$119,016	$191,772

25

UBS Select Tax-Free Investor Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2013 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense
reimbursements[4]	0.94%[5]
Expenses after fee waivers and/or expense
reimbursements[4]	0.09%[5]
Net investment income[4]	0.01%[5]
Supplemental data:
Net assets, end of period (000’s)	$25,898

[1] Commencement of operations.
[2] Amount represents less than $0.0005 per share.
[3] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[4] Ratios include the Fund’s share of income and expenses allocated from the Master.
[5] Annualized.

26	See accompanying notes to financial statements

				For the period September 22, 2008[1] to April 30, 2009
Years ended April 30,
2013	2012	2011	2010
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.005
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.005)
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.005)
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.02%	0.02%	0.46%

0.88%	0.88%	0.74%	0.70%	0.72%[5]

0.15%	0.15%	0.27%	0.28%	0.42%[5]
0.01%	0.01%	0.01%	0.01%	0.55%[5]

$26,980	$26,453	$41,865	$62,901	$110,497

27

UBS Select Investor Funds
Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), and UBS Select Tax-Free Investor Fund (“Tax-Free Investor Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, Treasury Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (1.88% for Prime Investor Fund, 2.36% for Treasury Investor Fund and 1.67% for Tax-Free Investor Fund at October 31, 2013). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

28

UBS Select Investor Funds
Notes to financial statements (unaudited)

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

29

UBS Select Investor Funds
Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund’s average daily net assets. At October 31, 2013, Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund owed UBS Global AM $26,916, $26,225, and $2,340, respectively, for administrative services.

UBS Global AM is contractually obligated to waive all or a portion of its administration fees and/or to reimburse certain operating expenses so that the Funds’ total ordinary annual operating expenses through August 31, 2014 (excluding interest expense, if any, and extraordinary items) will not exceed 0.50%. At October 31, 2013, UBS Global AM owed Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund $29,296, $18,391 and $9,658 for fee waivers and/or expense reimbursements, respectively. For the six months ended October 31, 2013, UBS Global AM was contractually obligated to waive $178,155, $102,423 and $57,971, for Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund, respectively. Each Fund has agreed to repay UBS Global AM for any such waived fees/reimbursed expenses to the extent that it can do so over the three fiscal years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap.

30

UBS Select Investor Funds
Notes to financial statements (unaudited)

At October 31, 2013, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS Global AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2014	Expires April 30, 2015	Expires April 30, 2016	Expires April 30, 2017
Prime Investor Fund	$1,448,118	$507,968	$395,709	$366,286	$178,155
Treasury Investor Fund	812,999	182,030	189,091	339,455	102,423
Tax-Free Investor Fund	435,816	127,602	129,540	120,703	57,971
Service and distribution plans
UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) is the principal underwriter and distributor of the Funds’ shares. During the six months ended October 31, 2013, the Funds were contractually obligated to pay UBS Global AM—US monthly distribution (12b-1) and service fees at the annual rate of 0.25% and 0.10%, respectively, of their average daily net assets. At October 31, 2013, Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund owed UBS Global AM—US $94,207, $91,787 and $8,191 for distribution and service fees, respectively. In addition to UBS Global AM’s fee waivers and/or expense reimbursements noted above, in connection with voluntary agreements with the financial intermediaries that are selling each Fund’s shares, UBS Global AM—US has agreed to voluntarily waive fees and/or reimburse Fund expenses so that total ordinary annual operating expenses for each Fund do not exceed 0.45%. UBS Global AM has also undertaken to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time. At October 31, 2013, UBS Global AM—US owed Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund $79,539, $112,903 and $9,804 for these additional fee waivers and/or expense reimbursements, respectively. For the six months ended October 31, 2013, voluntary additional waivers and/or reimbursements by UBS Global AM—US were as follows: Prime Investor Fund, $484,327; Treasury Investor Fund $709,190; and Tax-Free

31

UBS Select Investor Funds
Notes to financial statements (unaudited)

Investor Fund, $56,618, for these purposes; such additional amounts are not subject to future recoupment. There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2013	For the year ended April 30, 2013
Prime Investor Fund
Shares sold	247,815,359	393,640,647
Shares repurchased	(243,589,844)	(427,116,871)
Dividends reinvested	15,716	39,027
Net increase (decrease) in shares outstanding	4,241,231	(33,437,197)

	For the six months ended October 31, 2013	For the year ended April 30, 2013
Treasury Investor Fund
Shares sold	195,580,849	326,214,576
Shares repurchased	(215,318,627)	(343,267,063)
Dividends reinvested	15,160	32,852
Net decrease in shares outstanding	(19,722,618)	(17,019,635)

	For the six months ended October 31, 2013	For the year ended April 30, 2013
Tax-Free Investor Fund
Shares sold	20,309,218	56,102,523
Shares repurchased	(21,392,748)	(55,580,234)
Dividends reinvested	1,348	4,173
Net increase (decrease) in shares outstanding	(1,082,182)	526,462

32

UBS Select Investor Funds
Notes to financial statements (unaudited)

Federal tax status
Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Investor Fund and Treasury Investor Fund during the six months ended October 31, 2013 and the fiscal year ended April 30, 2013 was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Investor Fund will be determined at the end of the Fund’s fiscal year ending April 30, 2014. The tax character of distributions paid to shareholders by Tax-Free Investor Fund during the fiscal year ended April 30, 2013 was 72.93% tax-exempt income, 1.16% ordinary income and 25.91% long-term capital gain.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined at the end of the Funds’ fiscal year ending April 30, 2014.

As of and during the period ended October 31, 2013, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2013, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

33

UBS Select Investor Funds
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

34

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
US government and agency obligations—6.04%
Federal Farm Credit Bank
0.280%, due 01/14/14[1]	$50,000,000	$50,072,279
0.130%, due 07/17/14[2]	100,000,000	99,906,833
Federal Home Loan Bank
0.190%, due 07/22/14	50,000,000	49,995,440
US Treasury Notes
2.000%, due 11/30/13	200,000,000	200,284,006
4.000%, due 02/15/14	145,000,000	146,629,145
1.875%, due 04/30/14	200,000,000	201,712,684
2.250%, due 05/31/14	180,000,000	182,196,747
2.375%, due 08/31/14	123,000,000	125,249,832
Total US government and agency obligations (cost—$1,056,046,966)		1,056,046,966
Time deposits—14.02%
Banking-non-US—14.02%
Credit Agricole Corporate & Investment Bank
0.070%, due 11/01/13	300,000,000	300,000,000
DnB NOR Bank ASA
0.010%, due 11/01/13	400,000,000	400,000,000
Erste Bank AB, Grand Cayman
0.170%, due 11/01/13	500,000,000	500,000,000
Natixis
0.100%, due 11/01/13	550,000,000	550,000,000
Skandinaviska Enskilda Banken AB
0.060%, due 11/01/13	400,000,000	400,000,000
Svenska Handelsbanken
0.050%, due 11/01/13	300,000,000	300,000,000
Total time deposits (cost—$2,450,000,000)		2,450,000,000

35

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Certificates of deposit—16.75%
Banking-non-US—16.75%
Bank of Nova Scotia
0.243%, due 11/19/13[1]	$232,000,000	$232,000,000
0.296%, due 01/30/14[1]	137,000,000	137,000,000
BNP Paribas SA
0.240%, due 11/01/13	250,000,000	250,000,000
Credit Industriel et Commercial
0.220%, due 12/04/13	200,000,000	200,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.260%, due 11/08/13	197,000,000	197,003,058
Mizuho Bank Ltd.
0.210%, due 11/04/13	175,000,000	175,000,000
0.210%, due 01/03/14	75,000,000	75,000,000
Natixis
0.242%, due 11/29/13[1]	200,000,000	200,000,000
Nordea Bank Finland
0.230%, due 03/03/14	200,000,000	200,000,000
Norinchukin Bank Ltd.
0.100%, due 11/06/13	150,000,000	150,000,000
0.160%, due 11/21/13	350,000,000	350,000,000
Oversea-Chinese Banking Corp. Ltd.
0.240%, due 12/09/13	97,000,000	97,000,000
0.200%, due 01/17/14	150,000,000	150,000,000
Rabobank Nederland NV
0.360%, due 06/11/14	180,000,000	180,000,000
Toronto-Dominion Bank
0.212%, due 11/22/13[1]	162,000,000	162,000,000
0.220%, due 03/04/14	173,000,000	173,000,000
Total certificates of deposit (cost—$2,928,003,058)		2,928,003,058

36

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—44.76%
Asset backed-miscellaneous—12.83%
Atlantic Asset Securitization LLC
0.203%, due 11/04/13[1,4]	$250,000,000	$250,000,000
0.195%, due 11/25/13[1,4]	250,000,000	250,000,000
Barton Capital LLC
0.190%, due 11/25/13[1,4]	250,000,000	250,000,000
0.200%, due 11/25/13[1]	200,000,000	200,000,000
CAFCO LLC
0.230%, due 02/03/14[3,4]	250,000,000	250,000,000
Cancara Asset Securitisation LLC
0.194%, due 01/15/14[1,4]	200,000,000	200,000,000
Ciesco LLC
0.230%, due 02/03/14[3,4]	61,000,000	61,000,000
LMA Americas LLC
0.200%, due 11/21/13	240,000,000	239,973,333
Old Line Funding LLC
0.196%, due 11/04/13[1]	150,000,000	150,000,000
0.236%, due 11/18/13[1]	100,000,000	100,000,000
0.230%, due 04/15/14	121,000,000	120,872,446
Versailles Commercial Paper LLC
0.238%, due 11/04/13[1,4]	70,000,000	70,000,000
0.234%, due 11/07/13[1]	100,000,000	100,000,000
		2,241,845,779
Banking-non-US—21.27%
ANZ National International Ltd.
0.170%, due 11/25/13[1]	218,000,000	218,000,000
Banque et Caisse d’Epargne de l’Etat
0.300%, due 02/21/14	150,000,000	149,860,000
Barclays Bank PLC
0.430%, due 11/01/13[1,5]	400,000,000	400,000,000
Commonwealth Bank of Australia
0.210%, due 11/25/13[1]	175,000,000	175,000,000
0.245%, due 11/25/13[1]	150,000,000	150,000,000

37

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
DBS Bank Ltd.
0.240%, due 01/22/14	$57,020,000	$56,988,829
0.230%, due 02/12/14	44,750,000	44,720,552
0.230%, due 02/18/14	159,000,000	158,889,274
DnB NOR Bank ASA
0.235%, due 12/09/13	150,000,000	149,962,792
Erste Abwicklungsanstalt
0.230%, due 01/15/14	100,000,000	99,952,084
KFW
0.160%, due 11/25/13	91,000,000	90,990,293
Mizuho Funding LLC
0.210%, due 11/26/13	200,000,000	199,970,833
Nordea Bank AB
0.220%, due 11/15/13	185,000,000	184,984,172
NRW Bank
0.080%, due 11/01/13	500,000,000	500,000,000
Oversea-Chinese Banking Corp. Ltd.
0.185%, due 11/19/13	90,000,000	89,991,675
0.240%, due 02/27/14	100,000,000	99,921,333
Skandinaviska Enskilda Banken AB
0.270%, due 03/10/14	123,000,000	122,880,998
Sumitomo Mitsui Banking Corp.
0.210%, due 12/09/13	300,000,000	299,933,500
0.215%, due 12/09/13	48,000,000	47,989,107
Svenska Handelsbanken AB
0.250%, due 01/29/14	193,000,000	192,880,715
Westpac Banking Corp.
0.274%, due 01/14/14[1]	125,000,000	125,000,000
Westpac Securities NZ Ltd.
0.329%, due 01/02/14[1,4]	100,000,000	100,000,000
0.306%, due 01/30/14[1,4]	60,000,000	60,000,000
		3,717,916,157

38

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-US—6.32%
ABN Amro Funding USA LLC
0.240%, due 11/20/13	$85,000,000	$84,989,233
0.220%, due 12/13/13	143,000,000	142,963,297
0.220%, due 12/18/13	62,000,000	61,982,192
Bedford Row Funding Corp.
0.420%, due 12/16/13	105,000,000	104,944,875
0.400%, due 01/27/14	42,000,000	41,959,400
0.320%, due 10/14/14	100,000,000	99,691,556
BNP Paribas Finance, Inc.
0.220%, due 12/02/13	200,000,000	199,962,111
HSBC Bank PLC
0.315%, due 11/07/13[1]	45,600,000	45,624,054
0.283%, due 01/07/14[1]	83,400,000	83,442,393
Northern Pines Funding LLC
0.210%, due 11/26/13	40,000,000	39,994,167
0.340%, due 11/26/13	100,000,000	99,976,389
0.400%, due 12/31/13	100,000,000	99,933,333
		1,105,463,000
Energy-integrated—3.34%
CNPC Finance HK Ltd.
0.420%, due 11/12/13	40,000,000	39,994,867
0.410%, due 11/15/13	50,000,000	49,992,028
0.410%, due 12/13/13	149,095,000	149,023,683
Sinopec Century Bright Capital Investment Ltd.
0.420%, due 11/13/13	70,000,000	69,990,200
0.410%, due 11/19/13	25,000,000	24,994,875
0.410%, due 11/26/13	200,000,000	199,943,055
0.390%, due 01/16/14	50,000,000	49,958,833
		583,897,541

39

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Finance-captive automotive—1.00%
Toyota Motor Credit Corp.
0.210%, due 11/25/13[1]	$175,000,000	$175,000,000
Total commercial paper (cost—$7,824,122,477)		7,824,122,477
Short-term corporate obligations—5.09%
Banking-non-US—3.09%
National Australia Bank Ltd.
1.020%, due 12/10/13[1,4]	175,000,000	175,135,084
Royal Bank of Canada
0.293%, due 01/07/14[1,4]	175,000,000	175,000,000
Svenska Handelsbanken AB
0.281%, due 11/27/13[1,4]	190,000,000	190,000,000
		540,135,084
Banking-US—2.00%
International Bank for Reconstruction
& Development
0.120%, due 11/01/13[1]	175,000,000	175,000,000
Wells Fargo Bank N.A.
0.304%, due 12/13/13[1]	50,000,000	50,000,000
0.350%, due 12/23/13[1]	125,000,000	125,000,000
		350,000,000
Total short-term corporate obligations (cost—$890,135,084)		890,135,084
Repurchase agreements—13.30%
Repurchase agreement dated 10/31/13 with
BNP Paribas Securities Corp. 0.090%
due 11/01/13, collateralized by
$193,580,700 US Treasury Notes,
1.000% to 2.500% due 06/30/19 to
08/15/23; (value—$193,800,018);
proceeds: $190,000,475	190,000,000	190,000,000

40

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/13 with
Deutsche Bank Securities, Inc., 0.100% due
11/01/13, collateralized by $142,748,300 US
Treasury Bond, 5.500% due 08/15/28 and
$217,915,300 US Treasury Note, 1.000%
due 05/31/18; (value—$402,900,035);
proceeds: $395,001,097	$395,000,000	$395,000,000
Repurchase agreement dated 10/31/13 with
Deutsche Bank Securities, Inc., 0.110%
due 11/01/13, collateralized by
$47,562,000 Federal Home Loan
Mortgage Corp. obligations, 0.625%
to 2.875% due 02/09/15 to 03/06/15
and $139,471,000 Federal National
Mortgage Association obligations,
zero coupon to 5.000% due 12/18/13
to 04/01/26; (value—$188,700,059);
proceeds: $185,000,565	185,000,000	185,000,000
Repurchase agreement dated 10/31/13 with
Goldman Sachs & Co., 0.090% due
11/01/13, collateralized by $111,889,000
Federal Farm Credit Bank, 0.150% to
0.250% due 01/26/15 to 12/18/15,
$85,116,000 Federal Home Loan Bank
obligations, zero coupon to 3.300% due
01/16/14 to 12/20/32, $5,899,000 Federal
Home Loan Mortgage Corp. obligations,
1.000% due 01/27/16, $78,470,000
Federal National Mortgage Association
obligations, 0.875% to 6.625% due
06/27/14 to 11/15/30, $33,183,000
Tennessee Valley Authority, 1.750% to
7.125% due 06/15/15 to 04/01/56 and
$22,681,000 US Treasury Bond, 2.500%
due 01/15/29; (value—$362,100,102);
proceeds: $355,000,888	355,000,000	355,000,000

41

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/25/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.050% due 11/01/13, collateralized
by $502,214,282 Federal Home Loan
Mortgage Corp. obligations, zero coupon
to 6.000% due 05/15/23 to 01/15/43
and $830,998,240 Federal National
Mortgage Association obligations,
3.000% to 10.500% due 03/25/19
to 07/01/43; (value—$255,000,001);
proceeds: $250,002,431	$250,000,000	$250,000,000
Repurchase agreement dated 10/31/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.090% due 11/01/13, collateralized by
$147,674,900 US Treasury Note, 0.625%
due 10/15/16; (value—$147,900,064);
proceeds: $145,000,363	145,000,000	145,000,000
Repurchase agreement dated 09/23/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.460% due 11/07/13, collateralized
by $1,543,772,677 various asset-
backed convertible bonds, zero
coupon to 6.971% due 06/15/20 to
05/15/52; (value—$107,000,000);
proceeds: $100,057,500[1]	100,000,000	100,000,000
Repurchase agreement dated 09/12/13
with Merrill Lynch Pierce Fenner &
Smith, Inc., 0.560% due 12/05/13,
collateralized by $27,984,162,840
various asset-backed convertible bonds,
zero coupon to 36.396% due 09/20/14
to 11/23/52; (value—$481,473,452);
proceeds: $450,588,000[1,6]	450,000,000	450,000,000
Repurchase agreement dated 10/31/13 with
State Street Bank and Trust Co.,
0.000% due 11/01/13, collateralized by
$58,805,000 Federal National Mortgage
Association obligations, 2.260% due
10/17/22; (value—$55,539,500);
proceeds: $54,449,000	54,449,000	54,449,000

42

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/13 with
Toronto-Dominion Bank, 0.090%
due 11/01/13, collateralized by
$20,609,146 Federal Home Loan
Mortgage Corp. obligations, 2.500%
to 4.500% due 12/01/27 to 06/01/43
and $235,580,264 Federal National
Mortgage Association obligations,
2.500% to 6.000% due 01/01/25 to
09/01/43; (value—$204,000,001);
proceeds: $200,000,500	$200,000,000	$200,000,000
Total repurchase agreements (cost—$2,324,449,000)		2,324,449,000
Total investments (cost—$17,472,756,585
which approximates cost for federal
income tax purposes)—99.96%		17,472,756,585
Other assets in excess of liabilities—0.04%		6,226,452
Net assets—100.00%		$17,478,983,037

43

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to the financial statements for further information.

Security description	Value at 04/30/13	Purchases during the six months ended 10/31/13	Sales during the six months ended 10/31/13	Value at 10/31/13	Net income earned from affiliate for the six months ended 10/31/13
UBS Private Money
Market Fund LLC	$—	$10,225,000	$10,225,000	$—	$82

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and
agency obligations	$—	$1,056,046,966	$—	$1,056,046,966
Time deposits	—	2,450,000,000	—	2,450,000,000
Certificates of
deposit	—	2,928,003,058	—	2,928,003,058
Commercial paper	—	7,824,122,477	—	7,824,122,477
Short-term
corporate
obligations	—	890,135,084	—	890,135,084
Repurchase
agreements	—	2,324,449,000	—	2,324,449,000
Total	$—	$17,472,756,585	$—	$17,472,756,585

At October 31, 2013, there were no transfers between Level 1 and Level 2.

44

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	42.6%
Japan	9.6
France	8.6
Sweden	8.0
Australia	5.7
Canada	5.0
Singapore	4.0
Germany	4.0
China	3.3
Norway	3.2
United Kingdom	3.0
Finland	1.1
Netherlands	1.0
Luxembourg	0.9
Total	100.0%

Portfolio footnotes

[1] Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2] Rates shown are the discount rates at date of purchase.
[3] Rate represents stated coupon rate.
[4] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 11.62% of net assets as of October 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 2.29% of net assets as of October 31, 2013, is considered illiquid and may be sold in transactions exempt from registration, normally to qualified institutional buyers.
[6] Illiquid security representing 2.57% of net assets as of October 31, 2013.

See accompanying notes to financial statements	45

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
US government obligations—36.51%
US Treasury Bills
0.045%, due 01/16/14[1]	$250,000,000	$249,976,250
0.036%, due 01/30/14[1]	500,000,000	499,955,000
0.089%, due 04/24/14[1]	550,000,000	549,762,563
US Treasury Notes
0.500%, due 11/15/13	125,000,000	125,013,990
0.250%, due 11/30/13	365,000,000	365,037,975
2.000%, due 11/30/13	520,000,000	520,750,093
0.750%, due 12/15/13	189,500,000	189,636,615
1.000%, due 01/15/14	650,000,000	651,258,612
0.250%, due 01/31/14	75,000,000	75,033,008
0.250%, due 04/30/14	312,000,000	312,188,953
1.875%, due 04/30/14	250,000,000	252,163,158
2.250%, due 05/31/14	125,000,000	126,525,519
0.250%, due 06/30/14	175,000,000	175,172,591
2.625%, due 06/30/14	150,000,000	152,437,760
0.625%, due 07/15/14	250,000,000	250,903,030
2.625%, due 07/31/14	100,000,000	101,846,700
2.375%, due 08/31/14	50,000,000	50,914,566
2.375%, due 09/30/14	50,000,000	51,007,910
Total US government obligations (cost—$4,699,584,293)		4,699,584,293
Repurchase agreements—62.12%
Repurchase agreement dated 10/31/13 with
Barclays Capital, Inc., 0.070% due 11/07/13,
collateralized by $493,741,900 US Treasury
Notes, 0.250% to 2.375% due 05/15/14 to
11/15/22, $48,825,500 US Treasury Bond
Principal Strip, zero coupon due 05/15/43
and $736,344,181 US Treasury Bond Strips,
zero coupon due 05/15/15 to 02/15/34;
(value—$1,020,000,035);
proceeds: $1,000,013,611	1,000,000,000	1,000,000,000

46

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/13 with
Barclays Capital, Inc., 0.080% due 11/01/13,
collateralized by $220,452,600 US Treasury
Notes, 0.375% to 1.250% due 10/31/15 to
03/15/16; (value—$224,400,004);
proceeds: $220,000,489	$220,000,000	$220,000,000
Repurchase agreement dated 10/28/13 with
BNP Paribas Securities Corp., 0.040% due
11/04/13, collateralized by $17,300 US
Treasury Bond, 8.000% due 11/15/21,
$96,690,188 US Treasury Inflation Index
Bonds, 2.125% to 3.875% due 01/15/25
to 02/15/40, $75,628,000 US Treasury
Inflation Index Notes, 0.125% to 0.625%
due 04/15/16 to 07/15/21, $100 US
Treasury Note, 4.625% due 02/15/17,
$150,000,000 US Treasury Bond Principal
Strip, zero coupon due 08/15/27 and
$236,888,965 US Treasury Bond Strips,
zero coupon due 11/15/24 to 05/15/26;
(value—$510,000,001);
proceeds: $500,003,889	500,000,000	500,000,000
Repurchase agreement dated 10/29/13 with
BNP Paribas Securities Corp., 0.060% due
11/05/13, collateralized by $84,000 US
Treasury Bill, zero coupon due 02/13/14,
$99,535,900 US Treasury Inflation Index
Notes, 0.125% to 2.625% due 04/15/16
to 04/15/18, $147,296,400 US Treasury
Notes, 0.125% to 4.875% due 01/31/14
to 11/15/20, $497,500,000 US Treasury
Bond Principal Strips, zero coupon due
11/15/27 to 02/15/43 and $92,696,647
US Treasury Bond Strip, zero coupon due
08/15/33; (value—$510,000,029);
proceeds: $500,005,833	500,000,000	500,000,000

47

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/13 with
BNP Paribas Securities Corp., 0.080% due
11/01/13, collateralized by $341,829,300
US Treasury Bill, zero coupon due 04/17/14
and $52,451,400 US Treasury Notes,
1.000% to 2.000% due 08/31/19 to
07/31/20; (value—$392,700,037);
proceeds: $385,000,856	$385,000,000	$385,000,000
Repurchase agreement dated 10/31/13 with
Deutsche Bank Securities, Inc., 0.070% due
11/07/13, collateralized by $62,132,900
US Treasury Bonds, 7.500% to 8.000%
due 11/15/21 to 11/15/24, $100,941,700
US Treasury Inflation Index Notes, 1.125%
to 2.125% due 01/15/19 to 01/15/21,
$219,408,900 US Treasury Notes, 0.625%
to 3.250% due 02/15/14 to 05/31/19,
$179,156,000 US Treasury Bond Principal Strip,
zero coupon due 05/15/40 and $9,898,000
US Treasury Bond Strip, zero coupon due
11/15/25; (value—$510,000,033);
proceeds: $500,006,806	500,000,000	500,000,000
Repurchase agreement dated 10/31/13
with Deutsche Bank Securities, Inc.,
0.100% due 11/01/13, collateralized by
$85,057,000 US Treasury Bill, zero coupon
due 02/06/14, $36,999,000 US Treasury
Bond, 6.500% due 11/15/26, $12,610,500
US Treasury Inflation Index Note, 2.500%
due 07/15/16, $523,459,400 US Treasury
Notes, 1.125% to 3.875% due 12/31/14
to 02/15/23 and $40,467,272 US Treasury
Bond Strip, zero coupon due 08/15/22;
(value—$714,000,030);
proceeds: $700,001,944	700,000,000	700,000,000
Repurchase agreement dated 10/31/13 with
Federal Reserve Bank of New York,
0.020% due 11/01/13, collateralized by
$713,735,000 US Treasury Note, 3.625%
due 02/15/21; (value—$800,000,523);
proceeds: $800,000,444	800,000,000	800,000,000

48

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/25/13 with
Goldman Sachs & Co., 0.040% due
11/01/13, collateralized by $480,998,100
US Treasury Bonds, 3.500% to 8.125%
due 05/15/16 to 11/15/39 and
$386,142,200 US Treasury Notes, 0.375%
to 2.375% due 02/28/15 to 12/31/19;
(value—$1,020,000,016);
proceeds: $1,000,007,778	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 10/31/13 with
Goldman Sachs & Co., 0.050% due
11/01/13, collateralized by $1,119,500
US Treasury Bonds, 8.125% to 9.875%
due 11/15/15 to 08/15/21 and
$388,474,200 US Treasury Notes, 0.500%
to 2.375% due 10/31/14 to 02/29/20;
(value—$387,600,047);
proceeds: $380,000,528	380,000,000	380,000,000
Repurchase agreement dated 10/25/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.040% due 11/01/13, collateralized by
$230,120,600 US Treasury Bonds, 3.875%
to 7.500% due 11/15/24 to 08/15/40,
$254,803,300 US Treasury Inflation
Index Bonds, 0.625% to 3.875% due
01/15/26 to 02/15/43 and $306,907,600
US Treasury Inflation Index Notes, 0.125%
to 2.500% due 07/15/14 to 07/15/22;
(value—$1,020,000,127);
proceeds: $1,000,007,778	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.080% due 11/01/13, collateralized by
$61,273,500 US Treasury Bill, zero coupon
due 05/29/14, $253,451,800 US Treasury
Bond, 3.625% due 08/15/43, $62,659,300
US Treasury Inflation Index Note, 0.375%
due 07/15/23 and $252,575,200 US
Treasury Note, 0.250% due 08/31/14;
(value—$632,400,035);
proceeds: $620,001,378	620,000,000	620,000,000

49

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/13 with
State Street Bank and Trust Co., 0.000%
due 11/01/13, collateralized by $245,000
US Treasury Note, 2.125% due 12/31/15;
(value—$256,138); proceeds: $250,000	$250,000	$250,000
Repurchase agreement dated 10/25/13 with
Toronto-Dominion Bank, 0.050% due
11/01/13, collateralized by $136,379,460
US Treasury Bills, zero coupon due
11/14/13 to 02/20/14, $10,500 US
Treasury Bond, 4.375% due 05/15/40 and
$68,133,900 US Treasury Notes, 1.000%
to 4.000% due 02/15/14 to 11/15/22;
(value—$204,127,195);
proceeds: $200,001,944	200,000,000	200,000,000
Repurchase agreement dated 10/31/13 with
Toronto-Dominion Bank, 0.070% due
11/01/13, collateralized by $43,500,000 US
Treasury Bills, zero coupon due 11/07/13
to 02/13/14, $20,665,600 US Treasury
Bonds, 3.500% to 10.625% due 08/15/15
to 08/15/41 and $124,983,200 US Treasury
Notes, 0.375% to 5.125% due 02/15/14 to
08/15/22; (value—$193,800,021);
proceeds: $190,000,369	190,000,000	190,000,000
Total repurchase agreements (cost—$7,995,250,000)		7,995,250,000
Total investments (cost—$12,694,834,293
which approximates cost for federal
income tax purposes)—98.63%		12,694,834,293
Other assets in excess of liabilities—1.37%		175,992,121
Net assets—100.00%		$12,870,826,414

50

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government
obligations	$—	$4,699,584,293	$—	$4,699,584,293
Repurchase
agreements	—	7,995,250,000	—	7,995,250,000
Total	$—	$12,694,834,293	$—	$12,694,834,293

At October 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1] Rates shown are the discount rates at date of purchase.

See accompanying notes to financial statements	51

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—85.13%
Alabama—0.32%
Birmingham Special Care Facilities Financing
Authority Revenue Refunding
(Methodist Home Aging),
0.090%, VRD	$4,995,000	$4,995,000
Alaska—0.45%
Alaska International Airports Revenue Refunding
(System), Series A,
0.080%, VRD	7,000,000	7,000,000
Arizona—0.93%
AK-Chin Indian Community Revenue,
0.100%, VRD	4,300,000	4,300,000
Arizona State Tax Anticipation Notes
(Unemployment Insurance),
Series A,
1.500%, due 05/07/14	3,000,000	3,020,352
Series B,
1.500%, due 05/21/14	3,000,000	3,021,728
Pima County Industrial Development Authority
Industrial Revenue (Tucson Electric Power
Co.- Irvington Project),
0.100%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power
District Electric Systems Revenue (Barclays
Capital Municipal Trust Receipts, Series 9W),
0.100%, VRD[1,2]	3,750,000	3,750,000
		14,392,080
California—3.08%
California Health Facilities Financing Authority
Revenue (Catholic Healthcare), Series C,
0.060%, VRD	13,200,000	13,200,000
California State,
Series A-1,
2.000%, due 05/28/14	5,155,000	5,207,498
Series A-2,
2.000%, due 06/23/14	7,700,000	7,787,195

52

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development
Authority Revenue (University of San Diego),
0.080%, VRD	$1,885,000	$1,885,000
Los Angeles County Tax & Revenue Anticipation
Notes, Series B,
2.000%, due 06/30/14	10,000,000	10,119,904
San Diego County Certificates of Participation
(San Diego Foundation),
0.090%, VRD	2,000,000	2,000,000
Santa Clara Electric Revenue, Subseries B,
0.070%, VRD	7,500,000	7,500,000
		47,699,597
Colorado—3.65%
Aurora Water Improvement Revenue (JP Morgan
PUTTERs, Series 2010) (AMBAC Insured),
0.100%, VRD[1,2]	11,915,000	11,915,000
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish Federation
Board Program), Series C-6,
0.090%, VRD	2,020,000	2,020,000
Colorado State General Fund Tax and Revenue
Anticipation Notes, Series A,
2.000%, due 06/27/14	5,000,000	5,059,196
Denver City & County Certificates of
Participation Refunding,
Series A1,
0.090%, VRD	3,160,000	3,160,000
Series A2,
0.090%, VRD	9,370,000	9,370,000
Series A3,
0.090%, VRD	25,150,000	25,150,000
		56,674,196

53

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Connecticut—1.01%
City of Hartford General Obligation Bonds,
2.000%, due 04/10/14	$5,000,000	$5,037,582
Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
0.090%, VRD[1,2]	10,640,000	10,640,000
		15,677,582
District of Columbia—0.91%
District of Columbia Revenue (German Marshall
Fund of the United States),
0.080%, VRD	4,000,000	4,000,000
Metropolitan Washington, Airport Authority
Airport System Revenue, Subseries D-2,
0.080%, VRD	10,085,000	10,085,000
		14,085,000
Florida—3.21%
Gainesville Utilities System Revenue, Series A,
0.100%, VRD	2,475,000	2,475,000
Hillsborough County School Board Certificates of
Participation (Master Lease Program), Series C,
0.070%, VRD	27,685,000	27,685,000
JEA Water & Sewer System Revenue,
Subseries A-1,
0.080%, VRD	13,800,000	13,800,000
Subseries B-1,
0.080%, VRD	5,840,000	5,840,000
		49,800,000
Georgia—2.98%
Cobb County Tax Anticipation Notes,
1.500%, due 11/29/13	18,500,000	18,518,786
Forsyth County Water & Sewer Authority
Revenue (JP Morgan PUTTERs, Series 2253)
(AGM Insured),
0.130%, VRD[1,2]	4,750,000	4,750,000

54

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
Fulton County General Fund Tax Anticipation Notes,
2.000%, due 12/31/13	$10,000,000	$10,029,922
Private Colleges & Universities Authority Revenue
(Emory University),
Series B-1,
0.060%, VRD	9,050,000	9,050,000
Series B-2,
0.060%, VRD	3,800,000	3,800,000
		46,148,708
Idaho—0.39%
Idaho Tax Anticipation Notes,
2.000%, due 06/30/14	6,000,000	6,071,545
Illinois—5.61%
Chicago (Neighborhoods Alive 21), Series B,
0.080%, VRD	13,000,000	13,000,000
City of Chicago,
Series D-1,
0.080%, VRD	21,540,000	21,540,000
Series D-2,
0.080%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra),
0.070%, VRD	2,700,000	2,700,000
Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.100%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding
(Swedish Covenant), Series A,
0.080%, VRD	14,550,000	14,550,000
Illinois State Finance Authority Revenue (University
of Chicago Medical Center), Series B,
0.050%, VRD	7,500,000	7,500,000

55

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Quad Cities Regional Economic Development
Authority Revenue (Two Rivers YMCA Project),
0.080%, VRD	$4,260,000	$4,260,000
		86,950,000
Indiana—7.39%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.080%, VRD	5,000,000	5,000,000
Indiana Development Finance Authority Revenue
(Educational Facilities-Eiteljorg Museum),
0.090%, VRD	9,400,000	9,400,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy Industrial Project),
Series A-5,
0.050%, VRD	23,650,000	23,650,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy, Inc. Project),
Series A-4,
0.060%, VRD	29,900,000	29,900,000
Indiana Finance Authority Hospital Revenue
(Indiana University Health, Inc.), Series A,
0.070%, VRD	11,790,000	11,790,000
Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding, Series A,
0.090%, VRD	8,090,000	8,090,000
Indiana State Finance Authority Revenue Refunding
(Trinity Health), Series D-1,
0.070%, VRD	7,815,000	7,815,000
Indianapolis Multi-Family Housing Revenue (Capital
Place-Covington) (FNMA Insured),
0.100%, VRD	10,600,000	10,600,000
Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.080%, VRD	8,400,000	8,400,000
		114,645,000

56

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Iowa—0.17%
Iowa Finance Authority Private College Revenue
Facilities (Morningside College Project),
0.080%, VRD	$2,595,000	$2,595,000
Kansas—1.04%
Kansas State Department of Transportation
Highway Revenue Refunding,
Series B-2,
0.070%, VRD	9,380,000	9,380,000
Series B-3,
0.070%, VRD	6,810,000	6,810,000
		16,190,000
Kentucky—2.81%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust), Series A,
0.080%, VRD	7,425,000	7,425,000
Christian County Association of County’s
Leasing Trust Lease Program,
Series A,
0.080%, VRD	2,720,000	2,720,000
Series B,
0.080%, VRD	2,215,000	2,215,000
Shelby County Lease Revenue, Series A,
0.080%, VRD	20,910,000	20,910,000
Trimble County Association of Counties Leasing
Trust Lease Program Revenue, Series A,
0.080%, VRD	6,930,000	6,930,000
Williamstown League of Cities Funding Trust
Lease Revenue, Series A,
0.110%, VRD	3,445,000	3,445,000
		43,645,000

57

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Louisiana—1.47%
East Baton Rouge Parish Industrial Development
Board, Inc. Revenue (ExxonMobil Project),
Series A,
0.070%, VRD	$11,000,000	$11,000,000
Series B,
0.070%, VRD	5,300,000	5,300,000
Louisiana Public Facilities Authority Revenue
Refunding (Christus Health), Series B2,
0.050%, VRD	6,500,000	6,500,000
		22,800,000
Maryland—0.99%
Maryland Capital Improvement Bond, Series A,
5.250%, due 02/15/14	6,635,000	6,732,131
Washington Suburban Sanitation District Bond
Anticipation Notes, Series B,
0.080%, VRD	8,700,000	8,700,000
		15,432,131
Massachusetts—2.86%
Massachusetts Development Finance
Agency Revenue Refunding
(Higher Education-Smith College),
0.070%, VRD	3,191,000	3,191,000
Massachusetts Health & Educational Facilities
Authority Revenue (Citigroup ROCS
RR-II-R-11585),
0.080%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood), Series C,
0.070%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities
Authority Revenue (Pooled Loan Program),
Series N,
0.050%, VRD	3,865,000	3,865,000

58

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts State Department of Transportation
Metropolitan Highway System Revenue
(Senior), Series A-1,
0.150%, VRD	$24,500,000	$24,500,000
		44,351,000
Michigan—0.49%
Green Lake Township Economic Development
Corp. Revenue Refunding
(Interlochen Center Project),
0.080%, VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment),
Series C,
0.080%, VRD	3,680,000	3,680,000
		7,580,000
Minnesota—1.52%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.080%, VRD	9,140,000	9,140,000
Minnesota State Trunk Highway, Series E,
5.000%, due 08/01/14	6,000,000	6,215,505
Rochester Health Care Facilities Revenue
(Mayo Clinic), Series B,
0.070%, VRD	8,250,000	8,250,000
		23,605,505

59

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—2.00%
Mississippi Business Finance Commission Gulf
Opportunity Zone (Chevron USA, Inc. Project),
Series D,
0.070%, VRD	$14,000,000	$14,000,000
Series E,
0.080%, VRD	7,300,000	7,300,000
Series G,
0.050%, VRD	4,000,000	4,000,000
Series I,
0.050%, VRD	1,000,000	1,000,000
Series K,
0.070%, VRD	3,000,000	3,000,000
Series L,
0.080%, VRD	1,800,000	1,800,000
		31,100,000
Missouri—2.49%
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Ascension Healthcare), Series C-5,
0.080%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(De Smet Jesuit High School),
0.080%, VRD	3,985,000	3,985,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Washington University),
Series C,
0.050%, VRD	24,700,000	24,700,000
Series D,
0.050%, VRD	6,800,000	6,800,000
		38,685,000

60

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Nebraska—0.59%
Lancaster County Hospital Authority No.1 Hospital
Revenue Refunding (Bryanlgh Medical Center),
Series B-1,
0.080%, VRD	$9,145,000	$9,145,000
New Hampshire—0.20%
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College),
Series A,
0.080%, VRD	3,100,000	3,100,000
New York—6.14%
Albany County Bond Anticipation Notes,
1.000%, due 07/03/14	6,686,085	6,718,624
Metropolitan Transportation Authority New York
Dedicated Tax Fund, Subseries B-1,
0.070%, VRD	1,075,000	1,075,000
New York City Housing Development Corp. Multi-
Family Revenue (The Crest), Series A,
0.090%, VRD	13,500,000	13,500,000
New York City Housing Development Corp.
Revenue (Royal Properties), Series A
(FNMA Insured),
0.040%, VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water
& Sewer Systems Revenue (Second General),
Series DD-2,
0.040%, VRD	3,900,000	3,900,000
New York City Municipal Finance Authority Water
& Sewer Systems Revenue (Second General
Fiscal 2008),
Series BB-1,
0.060%, VRD	1,010,000	1,010,000
Series BB-5,
0.040%, VRD	6,200,000	6,200,000

61

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority
Water & Sewer Systems Revenue
(Second Generation Resolution),
Series A,
0.080%, VRD	$5,900,000	$5,900,000
Series CC-1,
0.070%, VRD	8,000,000	8,000,000
New York City, Series F,
Subseries F-3,
0.080%, VRD	9,700,000	9,700,000
Subseries L-4,
0.070%, VRD	3,400,000	3,400,000
Subseries L-6,
0.040%, VRD	8,340,000	8,340,000
New York State Dormitory Authority Revenue
(Cornell University), Series A,
0.090%, VRD	3,395,000	3,395,000
New York State Dormitory Authority Revenue Non-
State Supported Debt (Rockefeller University),
Series A,
0.090%, VRD	1,960,000	1,960,000
New York State Housing Finance Agency Revenue
(316 11th Avenue Housing), Series A,
(FNMA Insured),
0.070%, VRD	4,700,000	4,700,000
New York State Housing Finance Agency Revenue
(Gotham West Housing), Series A-2,
0.060%, VRD	7,300,000	7,300,000
Triborough Bridge & Tunnel Authority Revenue
(General), Series B,
0.070%, VRD	4,130,000	4,130,000
		95,228,624

62

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—6.29%
Charlotte-Mecklenburg Hospital Authority
Health Care Systems Revenue Refunding
(Carolinas Healthcare) (AGM Insured),
Series E,
0.060%, VRD	$7,000,000	$7,000,000
Series H,
0.050%, VRD	20,070,000	20,070,000
Charlotte Water & Sewer System Revenue
Refunding,
Series B,
0.070%, VRD	12,760,000	12,760,000
Series C,
0.080%, VRD	29,785,000	29,785,000
Guilford County, Series B,
0.080%, VRD	1,855,000	1,855,000
New Hanover County (School),
0.080%, VRD	2,305,000	2,305,000
North Carolina Capital Facilities Finance
Agency Educational Facilities Revenue
(Campbell University),
0.090%, VRD	5,205,000	5,205,000
North Carolina Educational Facilities Finance Agency
Revenue (Duke University Project), Series A,
0.060%, VRD	3,410,000	3,410,000
University of North Carolina Chapel Hill Revenue,
Series B,
0.070%, VRD	15,195,000	15,195,000
		97,585,000
Ohio—1.90%
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.090%, VRD[1,2]	2,800,000	2,800,000
Cuyahoga County Housing Revenue (Euclid
Avenue Housing Corp.), Series A,
0.070%, VRD	10,900,000	10,900,000

63

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Ohio (Common Schools), Series B,
0.060%, VRD	$1,405,000	$1,405,000
Ohio Higher Educational Facilities Commission
Revenue (JP Morgan PUTTERs, Series 3244Z),
0.090%, VRD[1,2]	2,845,000	2,845,000
Ohio State University Revenue, Series E,
0.070%, VRD	11,600,000	11,600,000
		29,550,000
Oregon—1.78%
Oregon Health & Science University Revenue,
Series C,
0.080%, VRD	1,890,000	1,890,000
Oregon State Tax Anticipation Notes, Series A,
1.500%, due 07/31/14	25,000,000	25,246,138
Salem Hospital Facility Authority Revenue
(Salem Hospital Project), Series B,
0.080%, VRD	400,000	400,000
		27,536,138
Pennsylvania—5.62%
Allegheny County Industrial Development
Authority Health Care Facility
(Longwood Oakmount, Inc.),
0.070%, VRD	15,010,000	15,010,000
Delaware River Port Authority of Pennsylvania &
New Jersey Revenue Refunding, Series B,
0.060%, VRD	21,630,000	21,630,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue, Series C,
0.070%, VRD	7,280,000	7,280,000
Pennsylvania Higher Educational Facilities
Authority College & University Revenue
(St. Joseph’s University), Series A,
0.080%, VRD	2,000,000	2,000,000

64

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Pennsylvania Higher Educational Facilities Authority
Revenue (Drexel University), Second Series,
0.070%, VRD	$7,725,000	$7,725,000
Philadelphia Authority for Industrial Development
Lease Revenue Refunding, Series B-3,
0.070%, VRD	5,325,000	5,325,000
Philadelphia Gas Works Revenue Refunding,
Series C,
0.070%, VRD	5,000,000	5,000,000
Pittsburgh Water & Sewer Authority Water &
Sewer Systems Revenue (1st Lien), Series B2,
0.070%, VRD	12,000,000	12,000,000
Washington County Authority Refunding
(University of Pennsylvania),
0.060%, VRD	3,425,000	3,425,000
Washington County Hospital Authority Revenue
(Monongahela Valley Hospital Project),
Series A,
0.080%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development
Authority Revenue (Excela Health Project),
Series B,
0.080%, VRD	5,260,000	5,260,000
		87,195,000
South Carolina—1.37%
Charleston County School District Bonds
Anticipation Notes, Series A, (SCSDE Insured),
2.000%, due 11/15/13	13,000,000	13,009,090
Piedmont Municipal Power Agency Electric
Revenue Refunding, Series C,
0.060%, VRD	3,050,000	3,050,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Anmed Health Project), Series C,
0.080%, VRD	1,995,000	1,995,000

65

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
South Carolina—(concluded)
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Regional Medical Center of Orangeburg),
0.080%, VRD	$3,150,000	$3,150,000
		21,204,090
Tennessee—0.89%
Knox County Health Educational & Housing
Facilities Board Hospital Facilities Revenue
Refunding (Covenant Healthcare), Series A,
0.080%, VRD	6,900,000	6,900,000
Sevier County Public Building Authority (Local
Government Public Improvement), Series B-1,
0.090%, VRD	4,500,000	4,500,000
Shelby County Public Improvement and School,
Series B,
0.070%, VRD	2,350,000	2,350,000
		13,750,000
Texas—9.55%
Alamo Community College District (Citigroup
ROCS Series RR-II-R-883WF) (FGIC Insured),
0.070%, VRD[1,2]	7,750,000	7,750,000
City of Houston Tax & Revenue Anticipation Notes,
1.500%, due 06/30/14	8,000,000	8,069,578
2.000%, due 06/30/14	1,000,000	1,011,990
Harris County Cultural Educational Facilities
Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.080%, VRD	25,525,000	25,525,000
Subseries C-2,
0.080%, VRD	11,700,000	11,700,000
Harris County Health Facilities Development Corp.
Revenue Refunding (Methodist Hospital
Systems), Series A-1,
0.080%, VRD	7,365,000	7,365,000

66

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Hospital District Revenue Refunding
(Senior Lien),
0.070%, VRD	$4,890,000	$4,890,000
Harris County Tax Anticipation Notes,
1.000%, due 02/28/14	8,000,000	8,022,383
2.000%, due 02/28/14	10,000,000	10,060,545
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series A,
0.070%, VRD	7,800,000	7,800,000
Series B,
0.070%, VRD	11,400,000	11,400,000
Texas (JP Morgan PUTTERs, Series 3238),
0.090%, VRD[1,2]	2,165,000	2,165,000
Texas State Revenue Anticipation Notes,
2.000%, due 08/28/14	35,000,000	35,517,354
Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.090%, VRD[1,2]	3,330,000	3,330,000
University of Texas University Revenue
(Financing Systems), Series B,
0.040%, VRD	3,520,000	3,520,000
		148,126,850
Utah—2.23%
Murray City Utah, Hospital Revenue
(IHC Health Services, Inc.), Series D,
0.050%, VRD	16,260,000	16,260,000
Utah Transit Authority Sales Tax Revenue,
Subseries A,
0.070%, VRD	4,435,000	4,435,000
Subseries B,
0.060%, VRD	13,915,000	13,915,000
		34,610,000

67

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Vermont—0.47%
Winooski Special Obligation Refunding, Series A,
0.050%, VRD	$7,260,000	$7,260,000
Virginia—0.14%
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical), Series D,
0.070%, VRD	2,200,000	2,200,000
Washington—2.14%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue (JP Morgan
PUTTERs, Series 2643Z),
0.090%, VRD[1,2]	4,995,000	4,995,000
King County Sewer Revenue (Junior Lien), Series A,
0.090%, VRD	20,475,000	20,475,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(New Haven Apartments) (FNMA Insured),
0.070%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(Washington Terrace),
0.080%, VRD	3,750,000	3,750,000
		33,120,000
Wyoming—0.05%
Uinta County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.050%, VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,320,533,046)		1,320,533,046

68

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—14.79%
California—0.68%
California State Health Facilities Financing
(Stanford Hospital),
Series B-2, Subseries 1,
0.160%, due 01/07/14	$6,000,000	$6,000,000
Series B-2, Subseries 2,
0.150%, due 12/04/13	4,500,000	4,500,000
		10,500,000
Connecticut—0.65%
Yale University,
0.080%, due 11/08/13	10,000,000	10,000,000
Illinois—0.68%
Illinois Educational Facilities Authority Revenue,
0.100%, due 12/04/13	10,615,000	10,615,000
Kentucky—1.29%
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.250%, due 11/14/13	20,000,000	20,000,000
Maryland—1.48%
Johns Hopkins University,
0.110%, due 02/11/14	7,998,000	7,998,000
Montgomery County,
0.080%, due 11/19/13	15,000,000	15,000,000
		22,998,000
Minnesota—2.64%
Mayo Clinic,
0.130%, due 11/05/13	10,000,000	10,000,000
0.130%, due 11/14/13	20,000,000	20,000,000
University of Minnesota Regents,
0.100%, due 12/05/13	11,000,000	11,000,000
		41,000,000

69

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Missouri—1.88%
University of Missouri,
0.080%, due 11/01/13	$15,000,000	$15,000,000
0.100%, due 12/03/13	14,105,000	14,105,000
		29,105,000
Tennessee—1.10%
Vanderbilt University,
0.170%, due 04/03/14	8,000,000	8,000,000
0.140%, due 05/06/14	9,000,000	9,000,000
		17,000,000
Texas—1.73%
Dallas Area Rapid Transit,
0.130%, due 02/20/14	4,000,000	4,000,000
University of Texas,
0.090%, due 12/10/13	10,000,000	10,000,000
0.110%, due 02/06/14	12,896,000	12,896,000
		26,896,000
Virginia—2.02%
University of Virginia,
0.080%, due 11/06/13	7,735,000	7,735,000
0.090%, due 12/09/13	7,000,000	7,000,000
0.120%, due 01/08/14	16,629,000	16,629,000
		31,364,000
Washington—0.64%
University of Washington,
0.110%, due 02/06/14	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$229,478,000)		229,478,000
Total investments (cost—$1,550,011,046
which approximates cost for federal income
tax purposes)—99.92%		1,550,011,046
Other assets in excess of liabilities—0.08%		1,192,727
Net assets—100.00%		$1,551,203,773

70

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds
and notes	$—	$1,320,533,046	$—	$1,320,533,046
Tax-exempt
commercial paper	—	229,478,000	—	229,478,000
Total	$—	$1,550,011,046	$—	$1,550,011,046

At October 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.19% of net assets as of October 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2] The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2013 and reset periodically.

See accompanying notes to financial statements	71

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2013 to October 31, 2013.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

72

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

73

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value May 1, 2013	Ending account value October 31, 2013	Expenses paid during period[1] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.60	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

	Beginning account value May 1, 2013	Ending account value October 31, 2013	Expenses paid during period[1] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.90	0.31	0.06

Tax-Free Master Fund

	Beginning account value May 1, 2013	Ending account value October 31, 2013	Expenses paid during period[1] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.20	$0.40	0.08%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.80	0.41	0.08

1 Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

74

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/13	04/30/13	10/31/12
Weighted average maturity[1]	41 days	47 days	54 days
Net assets (bln)	$17.5	$19.1	$18.6

Portfolio composition[2]	10/31/13	04/30/13	10/31/12
Commercial paper	44.8%	36.0%	42.6%
Certificates of deposit	16.8	29.5	22.8
Time deposits	14.0	3.8	5.8
Repurchase agreements	13.3	10.3	6.9
US government and agency obligations	6.0	17.8	21.2
Short-term corporate obligations	5.1	2.5	0.7
Other assets less liabilities	0.0 [3]	0.1	0.0 [3]
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.
[3] Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

75

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/13	04/30/13	10/31/12
Weighted average maturity[1]	48 days	53 days	52 days
Net assets (bln)	$12.9	$12.2	$15.9

Portfolio composition[2]	10/31/13	04/30/13	10/31/12
Repurchase agreements	62.1%	55.5%	50.6%
US government obligations	36.5	44.4	46.8
Other assets less liabilities	1.4	0.1	2.6
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

76

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/13	04/30/13	10/31/12
Weighted average maturity[1]	34 days	19 days	34 days
Net assets (bln)	$1.6	$1.6	$1.5

Portfolio composition[2]	10/31/13	04/30/13	10/31/12
Municipal bonds and notes	85.1%	81.2%	81.0%
Tax-exempt commercial paper	14.8	18.7	18.6
Other assets less liabilities	0.1	0.1	0.4
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

77

Master Trust
Statement of operations
For the six months ended October 31, 2013
(unaudited)

Prime Master Fund
Investment income:
Interest	$20,643,713
Securities lending income
(includes $82; $0 and $0, respectively earned
from an affiliated entity)	198
20,643,911
Expenses:
Investment advisory and administration fees	9,323,469
Trustees’ fees	51,625
9,375,094
Fee waivers by investment advisor	—
Net expenses	9,375,094
Net investment income	11,268,817
Net realized gain	198,731
Net increase in net assets resulting from operations	$11,467,548

78	See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund

$4,648,604	$803,325

—	—
4,648,604	803,325

6,320,712	786,873
38,536	11,998
6,359,248	798,871
(2,392,225)	(147,156)
3,967,023	651,715
681,581	151,610
45,949	13,623
$727,530	$165,233

See accompanying notes to financial statements	79

Master Trust
Statement of changes in net assets

	For the six months ended October 31, 2013 (unaudited)	For the year ended April 30, 2013
Prime Master Fund
From operations:
Net investment income	$11,268,817	$36,187,378
Net realized gain	198,731	77,976
Net increase in net assets resulting from operations	11,467,548	36,265,354
Net increase (decrease) in net assets from beneficial
interest transactions	(1,670,093,683)	3,412,781,376
Net increase (decrease) in net assets	(1,658,626,135)	3,449,046,730
Net assets:
Beginning of period	19,137,609,172	15,688,562,442
End of period	$17,478,983,037	$19,137,609,172

Treasury Master Fund
From operations:
Net investment income	$681,581	$7,062,500
Net realized gain	45,949	156,317
Net increase in net assets resulting from operations	727,530	7,218,817
Net increase (decrease) in net assets from
beneficial interest transactions	644,548,576	(826,052,247)
Net increase (decrease) in net assets	645,276,106	(818,833,430)
Net assets:
Beginning of period	12,225,550,308	13,044,383,738
End of period	$12,870,826,414	$12,225,550,308

Tax-Free Master Fund
From operations:
Net investment income	$151,610	$922,996
Net realized gain	13,623	79,573
Net increase in net assets resulting from operations	165,233	1,002,569
Net increase (decrease) in net assets from
beneficial interest transactions	(5,287,291)	394,531,710
Net increase (decrease) in net assets	(5,122,058)	395,534,279
Net assets:
Beginning of period	1,556,325,831	1,160,791,552
End of period	$1,551,203,773	$1,556,325,831
80	See accompanying notes to financial statements

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81

Master Trust
Financial highlights

Selected financial data throughout each period is presented below:

Six months ended October 31, 2013 (unaudited)
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.10%[1]
Net investment income	0.12%[1]
Supplemental data:
Net assets, end of period (000’s)	$17,478,983
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.06%[1]
Net investment income	0.01%[1]
Supplemental data:
Net assets, end of period (000’s)	$12,870,826
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.08%[1]
Net investment income	0.02%[1]
Supplemental data:
Net assets, end of period (000’s)	$1,551,204

[1] Annualized.
[2] Waiver by advisor represents less than 0.005%.

82	See accompanying notes to financial statements

Years ended April 30,
2013	2012	2011	2010	2009

0.10%	0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%	0.10%[2]	0.10%
0.19%	0.19%	0.21%	0.25%	1.90%

$19,137,609	$15,688,562	$29,569,454	$22,591,869	$19,607,887

0.10%	0.10%	0.10%	0.10%	0.10%
0.10%[2]	0.06%	0.10%[2]	0.10%	0.10%[2]
0.05%	0.01%	0.09%	0.12%	0.77%

$12,225,550	$13,044,384	$7,219,706	$7,335,525	$10,699,897

0.10%	0.10%	0.10%	0.10%	0.10%
0.10%[2]	0.10%[2]	0.10%	0.10%[2]	0.04%
0.06%	0.06%	0.18%	0.20%	1.42%

$1,556,326	$1,160,792	$1,485,784	$1,933,132	$2,770,040

83

Master Trust
Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants.

84

Master Trust
Notes to financial statements (unaudited)

The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial

85

Master Trust
Notes to financial statements (unaudited)

statements or (2) subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements for ASU 2013-01 are included within the Fund’s Statement of net assets under the section titled Repurchase Agreements. The total market value of these repurchase agreements for Prime Master Fund and Treasury Master Fund is $2,324,449,000 and $7,995,250,000, respectively, and they are collateralized by $2,398,413,232 and $8,139,284,271, respectively, of non-cash collateral.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement,

86

Master Trust
Notes to financial statements (unaudited)

realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates
The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory

87

Master Trust
Notes to financial statements (unaudited)

and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2013, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,522,194, $730,262 and $108,621, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2013, UBS Global AM owed $29,129, $22,803 and $6,889 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2013, UBS Global AM voluntarily waived $2,392,225 and $147,156 for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option

88

Master Trust
Notes to financial statements (unaudited)

to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses, including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2013, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$149,665,000
Treasury Master Fund	249,904,576
Tax-Free Master Fund	247,809,300

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation.

89

Master Trust
Notes to financial statements (unaudited)

Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At October 31, 2013, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participated with certain other funds managed or advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), which was to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund had agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees were paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund would have borrowed based upon prevailing rates in effect at the time of borrowing. For the six months ended October 31,

90

Master Trust
Notes to financial statements (unaudited)

2013, Tax-Free Master Fund did not borrow under the Committed Credit Facility. Effective November 19, 2013, Tax-Free Master Fund no longer participates in the Committed Credit Facility.

Beneficial interest transactions

Prime Master Fund	For the six months ended October 31, 2013	For the year ended April 30, 2013
Contributions	$25,412,728,438	$57,931,411,710
Withdrawals	(27,082,822,121)	(54,518,630,334)
Net increase (decrease) in beneficial interest	$(1,670,093,683)	$3,412,781,376

Treasury Master Fund	For the six months ended October 31, 2013	For the year ended April 30, 2013
Contributions	$14,056,830,196	$28,344,203,263
Withdrawals	(13,412,281,620)	(29,170,255,510)
Net increase (decrease) in beneficial interest	$644,548,576	$(826,052,247)

Tax-Free Master Fund	For the six months ended October 31, 2013	For the year ended April 30, 2013
Contributions	$712,455,368	$2,891,282,474
Withdrawals	(717,742,659)	(2,496,750,764)
Net increase (decrease) in beneficial interest	$(5,287,291)	$394,531,710

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

91

Master Trust
Notes to financial statements (unaudited)

As of and during the six months ended October 31, 2013, the Master Funds did not have any liabilities for any uncertain tax positions. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2013, the Master Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

92

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

93

Master Trust
Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 16-17, 2013, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust, with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. Independent Trustees discussed the materials initially provided by management among themselves on several occasions prior to the scheduled board meeting, and independent legal counsel participated in several such discussions. The Independent Trustees also met in executive session with their independent legal counsel to review the presentation that had been made to them at the meeting. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board considered the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board

94

Master Trust
Board approval of management contract (unaudited)

noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $159 billion in assets under management as of March 31, 2013 and was part of the UBS Global Asset Management Division, which had approximately $632 billion in assets under management worldwide as of March 31, 2013. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

95

Master Trust
Board approval of management contract (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund, Prime Capital Feeder Fund, Treasury Capital Feeder Fund and Tax-Free Capital Feeder Fund through August 31, 2014. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS Global AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

96

Master Trust
Board approval of management contract (unaudited)

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other funds managed by UBS Global AM.

Prime Master
Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund’s Actual Management Fee and total expenses and the Prime Capital Feeder Fund’s Actual Management Fee, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Prime Institutional Feeder Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the fourth quintile and its total expenses were in the third quintile in the Prime Institutional Feeder Fund’s Expense

97

Master Trust
Board approval of management contract (unaudited)

Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.) The Prime Preferred Feeder Fund’s Contractual Management Fee and Actual Management Fee were in the second quintile and its total expenses were in the first quintile in the Prime Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Investor Feeder Fund’s Contractual Management Fee and Actual Management Fee were in the second quintile and its total expenses were in the third quintile (at the Expense Group median) in the Prime Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Capital Feeder Fund’s Contractual Management Fee was in the first quintile, its Actual Management Fee was in the fifth quintile (the highest in the Expense Group) and its total expenses were in the second quintile in the Prime Capital Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report.

Management noted that the Prime Institutional Feeder Fund’s Contractual Management Fee is below the expense peer group median, while its Actual Management Fee ranked in the fourth quintile, 2.9 basis points (0.029%) above the median. Management explained that the Prime Institutional Feeder Fund has a “unitary” fee structure, whereby the advisor pays for all ordinary fund expenses. Management noted that due to the fund’s “unitary” fee structure, comparisons would best be performed on a total expense basis; management further observed that the Prime Institutional Feeder Fund’s total expenses ranked in the third quintile at 1.7 basis points (0.017%) above the median.

Management noted that the Prime Capital Feeder Fund’s Contractual Management Fee is in the first quintile, below the expense peer group median, while its Actual Management Fee ranked in the fifth quintile, 8.4 basis points (0.084%) above the median. Management stated that the approach in which the waiver is applied for this fund differs

98

Master Trust
Board approval of management contract (unaudited)

from the approach Lipper utilizes to reflect waivers for its peers (i.e., most peers have the waivers applied toward management fees first, while UBS Global AM applies a methodology of waiving the entire non-12b-1 shareholder servicing fee of 15 basis points (0.15%) first and then having the waivers impact the management fee). Management stated that, as a result, the Actual Management Fee appears above the peer group median. Management noted that the Prime Capital Feeder Fund has an expense cap of 20 basis points (0.20%), which protects shareholders from incurring expenses above this level. Management further noted that the fund’s total expenses are well below its peer median, and that, therefore, it believes the overall expenses for the fund are in line with its peers.

Treasury Master
Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Institutional Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the fifth quintile in the Treasury Institutional Feeder Fund’s Expense Group (its Actual Management Fee was the highest in the Expense Group) for the comparison periods utilized in the Lipper report. The Treasury Preferred Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the fifth quintile in the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Investor Feeder Fund’s Contractual Management Fee was in the first quintile and its Actual Management Fee and total expenses were in the fifth quintile in the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Capital Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the fifth quintile in the Treasury Capital Feeder Fund’s Expense Group (its Actual Management Fee was the highest in the Expense Group) for the comparison periods utilized in the Lipper report.

99

Master Trust
Board approval of management contract (unaudited)

Management noted that each of Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund has Actual Management Fees and total expenses in the fifth quintile relative to their respective Lipper expense peer groups. Management noted that, at this time, Actual Management Fees and total expenses are a factor of yield waivers, which in turn are dependent on a fund’s gross yield and level of expenses, and that gross yields recently have been volatile based on the funds’ underlying investments. Management further noted that, due to the benefit of voluntary fee waivers/expense reimbursements by UBS Global AM and/or its affiliates, the funds continue to “floor” yields at 1 basis point (0.01%), which is in line with peers. Management stated that, overall, it was comfortable with all the funds’ expenses given that the Contractual Management Fees for the funds range from 2 to 5 basis points (0.02% – 0.05%) below the respective expense peer group medians. Management also stated its belief that this indicates that in a normal yield environment, these funds would all be appropriately priced.

Tax-Free Master
Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Tax-Free Capital Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Tax-Free Institutional Feeder Fund’s Contractual Management Fee was in the first quintile, its Actual Management Fee was in the third quintile and its total expenses were in the second quintile in the Tax-Free Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Preferred Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Tax-Free Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Investor Feeder Fund’s Contractual Management

100

Master Trust
Board approval of management contract (unaudited)

Fee was in the third quintile and its Actual Management Fee and total expenses were in the second quintile in the Tax-Free Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Capital Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile, and its Actual Management Fee was in the fourth quintile in the Tax-Free Capital Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report.

Management noted that the Tax-Free Capital Feeder Fund’s Contractual Management Fee is in the first quintile, below the expense peer group median, while its Actual Management Fee ranked in the fifth quintile, 5.4 basis points (0.054%) above the median. Management stated that the approach in which the waiver is applied for this fund differs from the approach Lipper utilizes to reflect waivers for its peers (i.e., most peers have the waivers applied toward management fees first, while UBS Global AM applies a methodology of waiving the entire non-12b-1 shareholder servicing fee of 15 basis points (0.15%) first and then having the waivers impact the management fee). Management stated that, as a result, the Actual Management Fee appears above the peer group median. Management noted that the Tax-Free Capital Feeder Fund has an expense cap of 20 basis points (0.20%). Management further noted that the fund’s total expenses are well below its peer median, and that, therefore, it believes the overall expenses for the fund are in line with its peers.

In light of the foregoing, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided and proposed to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since

101

Master Trust
Board approval of management contract (unaudited)

inception, in each case ended April 30, 2013 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2013. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master
Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that the Prime Institutional Feeder Fund’s performance was in the first quintile for the one-, three-, five- and ten-year periods and since inception. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) The Prime Preferred Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception. The Prime Investor Feeder Fund’s performance was in the second quintile for the one- and three-year periods and since inception. The Prime Capital Feeder Fund’s performance was in the first quintile since inception.

Treasury Master
Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception. The Treasury Preferred Feeder Fund’s performance was in the first quintile for the

102

Master Trust
Board approval of management contract (unaudited)

one-, three- and five-year periods and since inception. The Treasury Investor Feeder Fund’s performance was in the first quintile for the one- and three-year periods and in the second quintile since inception. The Treasury Capital Feeder Fund’s performance was in the first quintile since inception.

Tax-Free Master
Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the Tax-Free Institutional Feeder Fund’s performance was in the second quintile for the one-and three-year periods and in the third quintile for the five-year period and since inception. The Tax-Free Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year periods and in the third quintile for the five-year period and since inception. The Tax-Free Investor Feeder Fund’s performance was in the second quintile for the one-year period, in the third quintile for the three-year period and in the fourth quintile since inception. The Tax-Free Capital Feeder Fund’s performance was in the first quintile since inception. The board noted that in each of the periods for which Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund posted below median returns, performance was at or close to the Performance Universe median.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

103

Master Trust
Board approval of management contract (unaudited)

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

104

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Erin O. Houston
Vice President	Vice President

Administrator (and Manager for the Master Funds) UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Principal Underwriter (for the feeder funds) UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2013. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE
UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Money Market Funds

UBS Select Capital Funds
Semiannual Report
October 31, 2013

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund

UBS Select Capital Funds

December 13, 2013

Dear shareholder,

We present you with the semiannual report for the UBS Select Capital Series of Funds, namely UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund (the “Funds”) for the six months ended October 31, 2013 (the “reporting period”).

Performance
The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

  UBS Select Prime Capital Fund:
  0.01% as of October 31, 2013, versus 0.05% as of April 30, 2013.

  UBS Select Treasury Capital Fund:
  0.01% as of October 31, 2013, unchanged from April 30, 2013.

  UBS Select Tax-Free Capital Fund:
  0.01% as of October 31, 2013, unchanged from April 30, 2013.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10 and 11.

UBS Select Prime
Capital Fund

UBS Select Treasury
Capital Fund

Investment goals
(both Funds):
Maximum current income consistent with liquidity and the preservation of capital

Portfolio Manager:
Robert Sabatino
UBS Global Asset Management
(Americas) Inc.

Commencement:
July 16, 2012

Dividend payments:
Monthly

UBS Select Tax-Free
Capital Fund
Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Erin O. Houston
UBS Global Asset Management
(Americas) Inc.

Commencement:
July 16, 2012

Dividend payments:
Monthly

1

UBS Select Capital Funds

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	While the overall US economy continued to grow during the reporting period, the pace of the expansion was far from robust. Gross domestic product (“GDP”) growth in the US was an anemic 0.1% during the fourth quarter of 2012. However, the economy then gained some traction, as GDP grew 1.1% and 2.5% during the first and second quarters of 2013, respectively. The Commerce Department’s initial estimate for third quarter 2013 GDP growth was 2.8%.[1]

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	The Fed took a number of actions during the reporting period, as it looked to meet its dual mandate of price stability and maximum employment. Throughout the reporting period, the Fed kept the federal funds rate at an extremely low level between 0% and 0.25% and, on several occasions, extended the period it expected to keep the fed funds rate on hold. Looking back, in September 2012, the Fed launched a third round of quantitative easing (“QE3”), which involved purchasing $40 billion of agency mortgage-backed securities (“MBS”) on an open-ended basis each month. At its final meeting of 2012, in December, the Fed said it would continue buying $40 billion a month of agency MBS, as well as purchase $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%,” provided inflation remains well-contained.

The Fed has not materially changed its official policy stance thus far in 2013. However, in his press conference following the Fed’s meeting in June 2013, Fed Chairman Ben Bernanke said, “…the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year; and if the subsequent data remain broadly aligned with our current expectations for the

[1] Based on the Commerce Department’s third estimate announced on November 7, 2013, after the reporting period had ended.

2

UBS Select Capital Funds

economy, we would continue to reduce the pace of purchases in measured steps through the first half of next year, ending purchases around midyear.” This statement triggered a substantial sell-off in the fixed income market, as Treasury yields rose sharply and bond prices declined. However, at its meeting that concluded on September 18, 2013, the Fed chose to delay the tapering of its asset purchases, saying that it “…decided to await more evidence that progress will be sustained before adjusting the pace of its purchases.” At his press conference following the September meeting, Chairman Bernanke also brought up the potential for a partial government shutdown on October 1, 2013 and the debt ceiling debate as reasons for maintaining its current policy. At the Fed’s meeting that concluded on October 30, 2013, the Fed maintained its asset purchase program and said that “asset purchases are not on a preset course, and the Committee’s decisions about their pace will remain contingent on the Committee’s economic outlook as well as its assessment of the likely efficacy and costs of such purchases.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

  The weighted average maturity (“WAM”) for the Prime Master Fund in which UBS Select Prime Capital Fund invests was 47 days when the reporting period began. Over the reporting period, we tactically adjusted the Master Fund’s WAM. By the end of the reporting period we had shortened the Fund’s WAM to 41 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

3

UBS Select Capital Funds

  At the security level, we increased the Master Fund’s exposure to time deposits and commercial paper and, to lesser extents, repurchase agreements and short-term corporate obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.) In contrast, we decreased the Fund’s exposure to certificates of deposit and US government and agency obligations.

  The WAM for the Master Fund in which UBS Select Treasury Capital Fund invests was 53 days when the reporting period began. Over the review period, the WAM was decreased and, at period end on October 31, 2013, it was 48 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements and reduced its exposure to US government obligations.

  The WAM for the Master Fund in which UBS Select Tax-Free Capital Fund invests was 19 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, the Master Fund’s WAM was 34 days. From a sector perspective, we continued to focus our purchases on high-quality municipal issuances of both state and local general obligation debt, as well as essential service revenue obligations.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	Despite the Fed’s plans to begin tapering its asset purchase plan in the coming months, we do not expect the federal funds rate to be raised from its historically low level until at least 2015. Turning to the economy, it is clearly on better footing than was the case a year ago. In particular, the housing market shows continued signs of improvement and the unemployment rate has moderated somewhat. That said, we will continue to closely monitor incoming economic data to determine the impact of higher interest rates on consumer and business spending. Moderating global growth could

4

UBS Select Capital Funds

also negatively impact US exports. Against this backdrop, we believe that the economy will continue to expand, albeit at a modest pace. We anticipate continuing to manage the Fund, focusing on risk and liquidity.

Continuing regulatory uncertainty has cast a shadow over money market funds for some time now, and will likely continue to do so. The US Securities and Exchange Commission (the “SEC”) issued proposed new regulations for money market funds on June 5, 2013, requesting comments on numerous issues. According to its website, the SEC received over a thousand comments on its proposals. At this time it is impossible to predict the final version of these regulations, (which are expected to be promulgated in 2014) but the SEC’s proposing release envisions a transition period ranging up to several years.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Robert Sabatino
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Capital Fund UBS Select Treasury Capital Fund UBS Select Tax-Free Capital Fund Managing Director UBS Global Asset Management (Americas) Inc.	UBS Select Prime Capital Fund UBS Select Treasury Capital Fund Managing Director UBS Global Asset Management (Americas) Inc.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

5

UBS Select Capital Funds

Elbridge T. Gerry III	Erin O. Houston
Portfolio Manager— UBS Select Tax-Free Capital Fund Managing Director UBS Global Asset Management (Americas) Inc.	Portfolio Manager— UBS Select Tax-Free Capital Fund Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2013. The views and opinions in the letter were current as of December 13, 2013. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

6

UBS Select Capital Funds

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2013 to October 31, 2013.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

7

UBS Select Capital Funds

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

8

UBS Select Capital Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

UBS Select Prime Capital Fund

	Beginning account value May 1, 2013	Ending account value[2] October 31, 2013	Expenses paid during period[3] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$1.01	0.20%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.20	1.02	0.20

UBS Select Treasury Capital Fund

	Beginning account value May 1, 2013	Ending account value[2] October 31, 2013	Expenses paid during period[3] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

UBS Select Tax-Free Capital Fund

	Beginning account value May 1, 2013	Ending account value[2] October 31, 2013	Expenses paid during period[3] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.45	0.09%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.75	0.46	0.09

[1] The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2] “Actual–Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3] Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

9

UBS Select Capital Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Capital Fund

Yields and characteristics	10/31/13	04/30/13	10/31/12
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.05%	0.10%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.05	0.10
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.15)	(0.12)	(0.06)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.15)	(0.12)	(0.06)
Weighted average maturity[2]	41 days	47 days	54 days
Net assets (mm)	$2,090.3	$2,788.3	$2,193.8

UBS Select Treasury Capital Fund

Yields and characteristics	10/31/13	04/30/13	10/31/12
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.30)	(0.25)	(0.20)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.30)	(0.25)	(0.20)
Weighted average maturity[2]	48 days	53 days	52 days
Net assets (mm)	$1,334.7	$1,637.0	$1,592.2

10

UBS Select Capital Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Capital Fund

Yields and characteristics	10/31/13	04/30/13	10/31/12
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.27)	(0.18)	(0.17)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.27)	(0.18)	(0.17)
Weighted average maturity[2]	34 days	19 days	34 days
Net assets (mm)	$846.4	$758.9	$600.7

[1] Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2] Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, and UBS Select Tax-Free Capital Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

11

UBS Select Capital Funds
Statement of assets and liabilities
October 31, 2013 (unaudited)

UBS Select Prime Capital Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and
Tax-Free Master Fund (each a “Master Fund”), at value
(cost—$2,090,577,647; $1,334,767,202 and $846,458,681,
respectively, which approximates cost for federal income tax
purposes)	$2,090,577,647
Receivable from affiliate	—
Other assets	14,189
Total assets	2,090,591,836
Liabilities:
Payable to affiliate	157,473
Dividends payable to shareholders	26,420
Accrued expenses and other liabilities	81,037
Total liabilities	264,930
Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 2,090,296,122; 1,334,721,606 and
846,396,539 outstanding, respectively	2,090,296,122
Accumulated net realized gain	30,784
Net assets	$2,090,326,906
Net asset value per share	$1.00

12	See accompanying notes to financial statements

UBS Select Treasury Capital Fund	UBS Select Tax-Free Capital Fund

$1,334,767,202	$846,458,681
19,843	14,856
12,031	8,970
1,334,799,076	846,482,507

—	—
11,483	7,140
48,604	37,245
60,087	44,385

1,334,721,606	846,396,539
17,383	41,583
$1,334,738,989	$846,438,122
$1.00	$1.00

See accompanying notes to financial statements	13

UBS Select Capital Funds
Statement of operations
For the six months ended October 31, 2013
(unaudited)

UBS Select Prime Capital Fund
Investment income:
Interest income allocated from Master	$2,973,570
Securities lending income allocated from Master	24
Expenses allocated from Master	(1,348,042)
Expense waiver allocated from Master	—
Net investment income allocated from Master	1,625,552
Expenses:
Service fees	2,021,829
Administration fees	1,347,687
Transfer agency fees	103,548
Professional fees	22,872
Insurance fees	21,283
State registration fees	17,583
Reports and notices to shareholders	14,704
Trustees’ fees	12,992
Accounting fees	6,050
Other expenses	6,733
3,575,281
Fee waivers and/or expense reimbursements by administrator and distributor	(2,228,730)
Net expenses	1,346,551
Net investment income	279,001
Net realized gain allocated from Master	27,282
Net increase in net assets resulting from operations	$306,283

14	See accompanying notes to financial statements

UBS Select Treasury Capital Fund	UBS Select Tax-Free Capital Fund

$588,389	$415,832
—	—
(798,429)	(416,394)
295,881	77,695
85,841	77,133

1,197,631	624,572
798,369	416,315
56,580	27,458
22,752	23,860
15,776	5,422
16,905	16,323
4,501	3,623
10,125	8,169
6,050	6,050
5,956	4,701
2,134,645	1,136,493

(2,128,645)	(1,101,038)
6,000	35,455
79,841	41,678
5,182	6,859
$85,023	$48,537

See accompanying notes to financial statements	15

UBS Select Prime Capital Fund
Statement of changes in net assets

	For the six months ended October 31, 2013 (unaudited)	For the period July 16, 2012[1] to April 30, 2013
From operations:
Net investment income	$279,001	$1,590,324
Net realized gain	27,282	6,833
Net increase in net assets resulting from operations	306,283	1,597,157
Dividends and distributions to shareholders from:
Net investment income	(279,001)	(1,590,324)
Net realized gains	—	(3,331)
Total dividends and distributions to shareholders	(279,001)	(1,593,655)
Net increase (decrease) in net assets from beneficial interest transactions	(698,035,760)	2,788,331,882
Net increase (decrease) in net assets	(698,008,478)	2,788,335,384
Net assets:
Beginning of period	2,788,335,384	—
End of period	$2,090,326,906	$2,788,335,384
Accumulated undistributed net investment income	$—	$—

[1] Commencement of operations.

16	See accompanying notes to financial statements

UBS Select Treasury Capital Fund
Statement of changes in net assets

	For the six months ended October 31, 2013 (unaudited)	For the period July 16, 2012[1] to April 30, 2013
From operations:
Net investment income	$79,841	$126,281
Net realized gain	5,182	16,465
Net increase in net assets resulting from operations	85,023	142,746
Dividends and distributions to
shareholders from:
Net investment income	(79,841)	(126,281)
Net realized gains	—	(4,264)
Total dividends and distributions to shareholders	(79,841)	(130,545)
Net increase (decrease) in net assets from beneficial
interest transactions	(302,299,249)	1,637,020,855
Net increase (decrease) in net assets	(302,294,067)	1,637,033,056
Net assets:
Beginning of period	1,637,033,056	—
End of period	$1,334,738,989	$1,637,033,056
Accumulated undistributed net investment income	$—	$—

[1] Commencement of operations.

See accompanying notes to financial statements	17

UBS Select Tax-Free Capital Fund
Statement of changes in net assets

	For the six months ended October 31, 2013 (unaudited)	For the period July 16, 2012[1] to April 30, 2013
From operations:
Net investment income	$41,678	$60,241
Net realized gain	6,859	34,724
Net increase in net assets resulting from operations	48,537	94,965
Dividends and distributions to
shareholders from:
Net investment income	(41,678)	(60,241)
Net increase in net assets from beneficial
interest transactions	87,543,211	758,853,328
Net increase in net assets	87,550,070	758,888,052
Net assets:
Beginning of period	758,888,052	—
End of period	$846,438,122	$758,888,052
Accumulated undistributed net investment income	$—	$—

[1] Commencement of operations.

18	See accompanying notes to financial statements

UBS Select Prime Capital Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2013 (unaudited)	For the period July 16, 2012[1] to April 30, 2013
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.000 [2]	0.001
Dividends from net investment income	(0.000)[2]	(0.001)
Distributions from net realized gains	—	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.001)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	0.01%	0.07%
Ratios to average net assets:
Expenses before fee waivers
and/or expense reimbursements[4]	0.37%[5]	0.36%[5]
Expenses after fee waivers
and/or expense reimbursements[4]	0.20%[5]	0.20%[5]
Net investment income[4]	0.02%[5]	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$2,090,327	$2,788,335

[1] Commencement of operations.
[2] Amount represents less than $0.0005 per share.
[3] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4] Ratios include the Fund’s share of income and expenses allocated from the Master.
[5] Annualized.

See accompanying notes to financial statements	19

UBS Select Treasury Capital Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2013 (unaudited)	For the period July 16, 2012[1] to April 30, 2013
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.000 [2]	0.000 [2]
Dividends from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gains	—	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers
and/or expense reimbursements[4]	0.37%[5]	0.37%[5]
Expenses after fee waivers
and/or expense reimbursements[4]	0.06%[5]	0.14%[5]
Net investment income[4]	0.01%[5]	0.01%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,334,739	$1,637,033

[1] Commencement of operations.
[2] Amount represents less than $0.0005 per share.
[3] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4] Ratios include the Fund’s share of income and expenses allocated from the Master.
[5] Annualized.

20	See accompanying notes to financial statements

UBS Select Tax-Free Capital Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2013 (unaudited)	For the period July 16, 2012[1] to April 30, 2013
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.000 [2]	0.000 [2]
Dividends from net investment income	(0.000)[2]	(0.000)[2]
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers
and/or expense reimbursements[4]	0.37%[5]	0.37%[5]
Expenses after fee waivers
and/or expense reimbursements[4]	0.09%[5]	0.14%[5]
Net investment income[4]	0.01%[5]	0.01%[5]
Supplemental data:
Net assets, end of period (000’s)	$846,438	$758,888

[1] Commencement of operations.
[2] Amount represents less than $0.0005 per share.
[3] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[4] Ratios include the Fund’s share of income and expenses allocated from the Master.
[5] Annualized.

See accompanying notes to financial statements	21

UBS Select Capital Funds
Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Select Prime Capital Fund (“Prime Capital Fund”), UBS Select Treasury Capital Fund (“Treasury Capital Fund”), and UBS Select Tax-Free Capital Fund (“Tax-Free Capital Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on July 16, 2012. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prime Capital Fund, Treasury Capital Fund and Tax-Free Capital Fund are “feeder funds” that invest substantially all of their assets in “master funds” – Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (11.96% for Prime Capital Fund, 10.37% for Treasury Capital Fund and 54.57% for Tax-Free Capital Fund at October 31, 2013). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

22

UBS Select Capital Funds
Notes to financial statements (unaudited)

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature,

23

UBS Select Capital Funds
Notes to financial statements (unaudited)

such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund’s average daily net assets. At October 31, 2013, Prime Capital Fund, Treasury Capital Fund and Tax-Free Capital Fund owed UBS Global AM $185,615, $117,068 and $71,495, respectively, for administrative services.

The Funds and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its administration fees and/or reimburse certain operating expenses, and to cause its affiliate UBS Global Asset Management (US) Inc. (“UBS Global AM–US”) to waive its shareholder servicing fee, so that each Fund’s total ordinary annual operating expenses through August 31, 2014 (excluding interest expense, if any, and extraordinary items) will not exceed 0.20%. At October 31, 2013, UBS Global AM owed Prime Capital Fund and Tax-Free Capital Fund $27,698 and $2,104 for administration fee waivers and/or expense reimbursements, respectively. (Information regarding waiver of the shareholder servicing fees payable to UBS Global AM–US appears further below.) For the six months ended October 31, 2013, UBS Global AM was contractually obligated to waive administration fees of $205,922 and $17,923 for Prime Capital Fund and Tax-Free Capital Fund, respectively. Each Fund has agreed to repay UBS Global AM for any waived fees/reimbursed

24

UBS Select Capital Funds
Notes to financial statements (unaudited)

expenses to the extent that it can do so over the three fiscal years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those years to exceed such expense cap.

UBS Global AM has also undertaken to waive additional fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2013, UBS Global AM owed Prime Capital Fund, Treasury Capital Fund and Tax-Free Capital Fund $444, $152,940 and $84,247, respectively, for these additional voluntary fee waivers. For the six months ended October 31, 2013, UBS Global AM voluntarily waived $979, $1,088,243 and $458,543 for Prime Capital Fund, Treasury Capital Fund and Tax-Free Capital Fund, respectively, for that purpose; such additional amounts are not subject to future recoupment.

At October 31, 2013, the following Funds had remaining administration and shareholder servicing fee waivers and/or expense reimbursements subject to repayment to UBS Global AM:

Fund	Fee waivers/expense reimbursements subject to repayment	Expires April 30, 2016	Expires April 30, 2017
Prime Capital Fund	$5,522,418	$3,294,667	$2,227,751
Treasury Capital Fund	3,133,413	2,093,011	1,040,402
Tax-Free Capital Fund	1,681,291	1,038,796	642,495

Shareholder services plan
UBS Global AM–US is the principal underwriter and distributor of the Funds’ shares. Under the shareholder services plans, UBS Global AM–US is entitled to a monthly service fee payable by each Fund at the annual rate of 0.15% of each Fund’s average daily net assets. UBS Global AM–US has undertaken to waive all or a portion of its fees in accordance with the contractual fee waiver and/or expense reimbursement arrangement that continues until August 31, 2014, as explained above. At October 31, 2013, given the impact of contractual fee waivers, Prime Capital Fund and Tax Free Capital Fund did not owe UBS Global AM–US for shareholder services fees. At October 31, 2013, Treasury Capital

25

UBS Select Capital Funds
Notes to financial statements (unaudited)

Fund owed UBS Global AM–US $16,029 for shareholder services fees. For the six months ended October 31, 2013, UBS Global AM–US waived $2,021,829, $1,040,402 and $624,572 (for Prime Capital Fund, Treasury Capital Fund and Tax-Free Capital Fund, respectively) otherwise payable to it under the shareholder services plans.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Prime Capital Fund	For the six months ended October 31, 2013	For the period July 16, 2012[1] to April 30, 2013
Shares sold	13,475,686,042	33,464,227,610
Shares repurchased	(14,174,074,520)	(30,677,270,260)
Dividends reinvested	352,718	1,374,532
Net increase (decrease) in shares outstanding	(698,035,760)	2,788,331,882

Treasury Capital Fund	For the six months ended October 31, 2013	For the period July 16, 2012[1] to April 30, 2013
Shares sold	5,891,288,422	14,964,804,979
Shares repurchased	(6,193,665,338)	(13,327,895,766)
Dividends reinvested	77,667	111,642
Net increase (decrease) in shares outstanding	(302,299,249)	1,637,020,855

Tax-Free Capital Fund	For the six months ended October 31, 2013	For the period July 16, 2012[1] to April 30, 2013
Shares sold	2,841,880,317	7,201,946,413
Shares repurchased	(2,754,377,546)	(6,443,144,653)
Dividends reinvested	40,440	51,568
Net increase in shares outstanding	87,543,211	758,853,328

[1] Commencement of operations.

26

UBS Select Capital Funds
Notes to financial statements (unaudited)

Federal tax status
Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Capital Fund and Treasury Capital Fund during the six months ended October 31, 2013 and the fiscal year ended April 30, 2013 was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Capital Fund will be determined at the end of the Fund’s fiscal year ending April 30, 2014. The tax character of distributions paid to shareholders by Tax-Free Capital Fund during the fiscal year ended April 30, 2013, was 100% tax-exempt income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Funds’ fiscal year ending April 30, 2014.

As of and during the period ended October 31, 2013, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2013, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

27

UBS Select Capital Funds
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Capital Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

28

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
US government and agency obligations—6.04%
Federal Farm Credit Bank
0.280%, due 01/14/14[1]	$50,000,000	$50,072,279
0.130%, due 07/17/14[2]	100,000,000	99,906,833
Federal Home Loan Bank
0.190%, due 07/22/14	50,000,000	49,995,440
US Treasury Notes
2.000%, due 11/30/13	200,000,000	200,284,006
4.000%, due 02/15/14	145,000,000	146,629,145
1.875%, due 04/30/14	200,000,000	201,712,684
2.250%, due 05/31/14	180,000,000	182,196,747
2.375%, due 08/31/14	123,000,000	125,249,832
Total US government and agency obligations (cost—$1,056,046,966)		1,056,046,966
Time deposits—14.02%
Banking-non-US—14.02%
Credit Agricole Corporate & Investment Bank
0.070%, due 11/01/13	300,000,000	300,000,000
DnB NOR Bank ASA
0.010%, due 11/01/13	400,000,000	400,000,000
Erste Bank AB, Grand Cayman
0.170%, due 11/01/13	500,000,000	500,000,000
Natixis
0.100%, due 11/01/13	550,000,000	550,000,000
Skandinaviska Enskilda Banken AB
0.060%, due 11/01/13	400,000,000	400,000,000
Svenska Handelsbanken
0.050%, due 11/01/13	300,000,000	300,000,000
Total time deposits (cost—$2,450,000,000)		2,450,000,000

29

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Certificates of deposit—16.75%
Banking-non-US—16.75%
Bank of Nova Scotia
0.243%, due 11/19/13[1]	$232,000,000	$232,000,000
0.296%, due 01/30/14[1]	137,000,000	137,000,000
BNP Paribas SA
0.240%, due 11/01/13	250,000,000	250,000,000
Credit Industriel et Commercial
0.220%, due 12/04/13	200,000,000	200,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.260%, due 11/08/13	197,000,000	197,003,058
Mizuho Bank Ltd.
0.210%, due 11/04/13	175,000,000	175,000,000
0.210%, due 01/03/14	75,000,000	75,000,000
Natixis
0.242%, due 11/29/13[1]	200,000,000	200,000,000
Nordea Bank Finland
0.230%, due 03/03/14	200,000,000	200,000,000
Norinchukin Bank Ltd.
0.100%, due 11/06/13	150,000,000	150,000,000
0.160%, due 11/21/13	350,000,000	350,000,000
Oversea-Chinese Banking Corp. Ltd.
0.240%, due 12/09/13	97,000,000	97,000,000
0.200%, due 01/17/14	150,000,000	150,000,000
Rabobank Nederland NV
0.360%, due 06/11/14	180,000,000	180,000,000
Toronto-Dominion Bank
0.212%, due 11/22/13[1]	162,000,000	162,000,000
0.220%, due 03/04/14	173,000,000	173,000,000
Total certificates of deposit (cost—$2,928,003,058)		2,928,003,058

30

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—44.76%
Asset backed-miscellaneous—12.83%
Atlantic Asset Securitization LLC
0.203%, due 11/04/13[1,4]	$250,000,000	$250,000,000
0.195%, due 11/25/13[1,4]	250,000,000	250,000,000
Barton Capital LLC
0.190%, due 11/25/13[1,4]	250,000,000	250,000,000
0.200%, due 11/25/13[1]	200,000,000	200,000,000
CAFCO LLC
0.230%, due 02/03/14[3,4]	250,000,000	250,000,000
Cancara Asset Securitisation LLC
0.194%, due 01/15/14[1,4]	200,000,000	200,000,000
Ciesco LLC
0.230%, due 02/03/14[3,4]	61,000,000	61,000,000
LMA Americas LLC
0.200%, due 11/21/13	240,000,000	239,973,333
Old Line Funding LLC
0.196%, due 11/04/13[1]	150,000,000	150,000,000
0.236%, due 11/18/13[1]	100,000,000	100,000,000
0.230%, due 04/15/14	121,000,000	120,872,446
Versailles Commercial Paper LLC
0.238%, due 11/04/13[1,4]	70,000,000	70,000,000
0.234%, due 11/07/13[1]	100,000,000	100,000,000
		2,241,845,779
Banking-non-US—21.27%
ANZ National International Ltd.
0.170%, due 11/25/13[1]	218,000,000	218,000,000
Banque et Caisse d’Epargne de l’Etat
0.300%, due 02/21/14	150,000,000	149,860,000
Barclays Bank PLC
0.430%, due 11/01/13[1,5]	400,000,000	400,000,000
Commonwealth Bank of Australia
0.210%, due 11/25/13[1]	175,000,000	175,000,000
0.245%, due 11/25/13[1]	150,000,000	150,000,000

31

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
DBS Bank Ltd.
0.240%, due 01/22/14	$57,020,000	$56,988,829
0.230%, due 02/12/14	44,750,000	44,720,552
0.230%, due 02/18/14	159,000,000	158,889,274
DnB NOR Bank ASA
0.235%, due 12/09/13	150,000,000	149,962,792
Erste Abwicklungsanstalt
0.230%, due 01/15/14	100,000,000	99,952,084
KFW
0.160%, due 11/25/13	91,000,000	90,990,293
Mizuho Funding LLC
0.210%, due 11/26/13	200,000,000	199,970,833
Nordea Bank AB
0.220%, due 11/15/13	185,000,000	184,984,172
NRW Bank
0.080%, due 11/01/13	500,000,000	500,000,000
Oversea-Chinese Banking Corp. Ltd.
0.185%, due 11/19/13	90,000,000	89,991,675
0.240%, due 02/27/14	100,000,000	99,921,333
Skandinaviska Enskilda Banken AB
0.270%, due 03/10/14	123,000,000	122,880,998
Sumitomo Mitsui Banking Corp.
0.210%, due 12/09/13	300,000,000	299,933,500
0.215%, due 12/09/13	48,000,000	47,989,107
Svenska Handelsbanken AB
0.250%, due 01/29/14	193,000,000	192,880,715
Westpac Banking Corp.
0.274%, due 01/14/14[1]	125,000,000	125,000,000
Westpac Securities NZ Ltd.
0.329%, due 01/02/14[1,4]	100,000,000	100,000,000
0.306%, due 01/30/14[1,4]	60,000,000	60,000,000
		3,717,916,157

32

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-US—6.32%
ABN Amro Funding USA LLC
0.240%, due 11/20/13	$85,000,000	$84,989,233
0.220%, due 12/13/13	143,000,000	142,963,297
0.220%, due 12/18/13	62,000,000	61,982,192
Bedford Row Funding Corp.
0.420%, due 12/16/13	105,000,000	104,944,875
0.400%, due 01/27/14	42,000,000	41,959,400
0.320%, due 10/14/14	100,000,000	99,691,556
BNP Paribas Finance, Inc.
0.220%, due 12/02/13	200,000,000	199,962,111
HSBC Bank PLC
0.315%, due 11/07/13[1]	45,600,000	45,624,054
0.283%, due 01/07/14[1]	83,400,000	83,442,393
Northern Pines Funding LLC
0.210%, due 11/26/13	40,000,000	39,994,167
0.340%, due 11/26/13	100,000,000	99,976,389
0.400%, due 12/31/13	100,000,000	99,933,333
		1,105,463,000
Energy-integrated—3.34%
CNPC Finance HK Ltd.
0.420%, due 11/12/13	40,000,000	39,994,867
0.410%, due 11/15/13	50,000,000	49,992,028
0.410%, due 12/13/13	149,095,000	149,023,683
Sinopec Century Bright Capital Investment Ltd.
0.420%, due 11/13/13	70,000,000	69,990,200
0.410%, due 11/19/13	25,000,000	24,994,875
0.410%, due 11/26/13	200,000,000	199,943,055
0.390%, due 01/16/14	50,000,000	49,958,833
		583,897,541

33

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Finance-captive automotive—1.00%
Toyota Motor Credit Corp.
0.210%, due 11/25/13[1]	$175,000,000	$175,000,000
Total commercial paper (cost—$7,824,122,477)		7,824,122,477
Short-term corporate obligations—5.09%
Banking-non-US—3.09%
National Australia Bank Ltd.
1.020%, due 12/10/13[1,4]	175,000,000	175,135,084
Royal Bank of Canada
0.293%, due 01/07/14[1,4]	175,000,000	175,000,000
Svenska Handelsbanken AB
0.281%, due 11/27/13[1,4]	190,000,000	190,000,000
		540,135,084
Banking-US—2.00%
International Bank for Reconstruction
& Development
0.120%, due 11/01/13[1]	175,000,000	175,000,000
Wells Fargo Bank N.A.
0.304%, due 12/13/13[1]	50,000,000	50,000,000
0.350%, due 12/23/13[1]	125,000,000	125,000,000
		350,000,000
Total short-term corporate obligations (cost—$890,135,084)		890,135,084
Repurchase agreements—13.30%
Repurchase agreement dated 10/31/13 with
BNP Paribas Securities Corp. 0.090%
due 11/01/13, collateralized by
$193,580,700 US Treasury Notes,
1.000% to 2.500% due 06/30/19 to
08/15/23; (value—$193,800,018);
proceeds: $190,000,475	190,000,000	190,000,000

34

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/13 with
Deutsche Bank Securities, Inc., 0.100% due
11/01/13, collateralized by $142,748,300 US
Treasury Bond, 5.500% due 08/15/28 and
$217,915,300 US Treasury Note, 1.000%
due 05/31/18; (value—$402,900,035);
proceeds: $395,001,097	$395,000,000	$395,000,000
Repurchase agreement dated 10/31/13 with
Deutsche Bank Securities, Inc., 0.110%
due 11/01/13, collateralized by
$47,562,000 Federal Home Loan
Mortgage Corp. obligations, 0.625%
to 2.875% due 02/09/15 to 03/06/15
and $139,471,000 Federal National
Mortgage Association obligations,
zero coupon to 5.000% due 12/18/13
to 04/01/26; (value—$188,700,059);
proceeds: $185,000,565	185,000,000	185,000,000
Repurchase agreement dated 10/31/13 with
Goldman Sachs & Co., 0.090% due
11/01/13, collateralized by $111,889,000
Federal Farm Credit Bank, 0.150% to
0.250% due 01/26/15 to 12/18/15,
$85,116,000 Federal Home Loan Bank
obligations, zero coupon to 3.300% due
01/16/14 to 12/20/32, $5,899,000 Federal
Home Loan Mortgage Corp. obligations,
1.000% due 01/27/16, $78,470,000
Federal National Mortgage Association
obligations, 0.875% to 6.625% due
06/27/14 to 11/15/30, $33,183,000
Tennessee Valley Authority, 1.750% to
7.125% due 06/15/15 to 04/01/56 and
$22,681,000 US Treasury Bond, 2.500%
due 01/15/29; (value—$362,100,102);
proceeds: $355,000,888	355,000,000	355,000,000

35

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/25/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.050% due 11/01/13, collateralized
by $502,214,282 Federal Home Loan
Mortgage Corp. obligations, zero coupon
to 6.000% due 05/15/23 to 01/15/43
and $830,998,240 Federal National
Mortgage Association obligations,
3.000% to 10.500% due 03/25/19
to 07/01/43; (value—$255,000,001);
proceeds: $250,002,431	$250,000,000	$250,000,000
Repurchase agreement dated 10/31/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.090% due 11/01/13, collateralized by
$147,674,900 US Treasury Note, 0.625%
due 10/15/16; (value—$147,900,064);
proceeds: $145,000,363	145,000,000	145,000,000
Repurchase agreement dated 09/23/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.460% due 11/07/13, collateralized
by $1,543,772,677 various asset-
backed convertible bonds, zero
coupon to 6.971% due 06/15/20 to
05/15/52; (value—$107,000,000);
proceeds: $100,057,500[1]	100,000,000	100,000,000
Repurchase agreement dated 09/12/13
with Merrill Lynch Pierce Fenner &
Smith, Inc., 0.560% due 12/05/13,
collateralized by $27,984,162,840
various asset-backed convertible bonds,
zero coupon to 36.396% due 09/20/14
to 11/23/52; (value—$481,473,452);
proceeds: $450,588,000[1,6]	450,000,000	450,000,000
Repurchase agreement dated 10/31/13 with
State Street Bank and Trust Co.,
0.000% due 11/01/13, collateralized by
$58,805,000 Federal National Mortgage
Association obligations, 2.260% due
10/17/22; (value—$55,539,500);
proceeds: $54,449,000	54,449,000	54,449,000

36

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/13 with
Toronto-Dominion Bank, 0.090%
due 11/01/13, collateralized by
$20,609,146 Federal Home Loan
Mortgage Corp. obligations, 2.500%
to 4.500% due 12/01/27 to 06/01/43
and $235,580,264 Federal National
Mortgage Association obligations,
2.500% to 6.000% due 01/01/25 to
09/01/43; (value—$204,000,001);
proceeds: $200,000,500	$200,000,000	$200,000,000
Total repurchase agreements (cost—$2,324,449,000)		2,324,449,000
Total investments (cost—$17,472,756,585
which approximates cost for federal
income tax purposes)—99.96%		17,472,756,585
Other assets in excess of liabilities—0.04%		6,226,452
Net assets—100.00%		$17,478,983,037

37

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to the financial statements for further information.

Security description	Value at 04/30/13	Purchases during the six months ended 10/31/13	Sales during the six months ended 10/31/13	Value at 10/31/13	Net income earned from affiliate for the six months ended 10/31/13
UBS Private Money
Market Fund LLC	$—	$10,225,000	$10,225,000	$—	$82

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and
agency obligations	$—	$1,056,046,966	$—	$1,056,046,966
Time deposits	—	2,450,000,000	—	2,450,000,000
Certificates of
deposit	—	2,928,003,058	—	2,928,003,058
Commercial paper	—	7,824,122,477	—	7,824,122,477
Short-term
corporate
obligations	—	890,135,084	—	890,135,084
Repurchase
agreements	—	2,324,449,000	—	2,324,449,000
Total	$—	$17,472,756,585	$—	$17,472,756,585

At October 31, 2013, there were no transfers between Level 1 and Level 2.

38

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	42.6%
Japan	9.6
France	8.6
Sweden	8.0
Australia	5.7
Canada	5.0
Singapore	4.0
Germany	4.0
China	3.3
Norway	3.2
United Kingdom	3.0
Finland	1.1
Netherlands	1.0
Luxembourg	0.9
Total	100.0%

Portfolio footnotes

[1] Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2] Rates shown are the discount rates at date of purchase.
[3] Rate represents stated coupon rate.
[4] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 11.62% of net assets as of October 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 2.29% of net assets as of October 31, 2013, is considered illiquid and may be sold in transactions exempt from registration, normally to qualified institutional buyers.
[6] Illiquid security representing 2.57% of net assets as of October 31, 2013.

See accompanying notes to financial statements	39

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
US government obligations—36.51%
US Treasury Bills
0.045%, due 01/16/14[1]	$250,000,000	$249,976,250
0.036%, due 01/30/14[1]	500,000,000	499,955,000
0.089%, due 04/24/14[1]	550,000,000	549,762,563
US Treasury Notes
0.500%, due 11/15/13	125,000,000	125,013,990
0.250%, due 11/30/13	365,000,000	365,037,975
2.000%, due 11/30/13	520,000,000	520,750,093
0.750%, due 12/15/13	189,500,000	189,636,615
1.000%, due 01/15/14	650,000,000	651,258,612
0.250%, due 01/31/14	75,000,000	75,033,008
0.250%, due 04/30/14	312,000,000	312,188,953
1.875%, due 04/30/14	250,000,000	252,163,158
2.250%, due 05/31/14	125,000,000	126,525,519
0.250%, due 06/30/14	175,000,000	175,172,591
2.625%, due 06/30/14	150,000,000	152,437,760
0.625%, due 07/15/14	250,000,000	250,903,030
2.625%, due 07/31/14	100,000,000	101,846,700
2.375%, due 08/31/14	50,000,000	50,914,566
2.375%, due 09/30/14	50,000,000	51,007,910
Total US government obligations (cost—$4,699,584,293)		4,699,584,293
Repurchase agreements—62.12%
Repurchase agreement dated 10/31/13 with
Barclays Capital, Inc., 0.070% due 11/07/13,
collateralized by $493,741,900 US Treasury
Notes, 0.250% to 2.375% due 05/15/14 to
11/15/22, $48,825,500 US Treasury Bond
Principal Strip, zero coupon due 05/15/43
and $736,344,181 US Treasury Bond Strips,
zero coupon due 05/15/15 to 02/15/34;
(value—$1,020,000,035);
proceeds: $1,000,013,611	1,000,000,000	1,000,000,000

40

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/13 with
Barclays Capital, Inc., 0.080% due 11/01/13,
collateralized by $220,452,600 US Treasury
Notes, 0.375% to 1.250% due 10/31/15 to
03/15/16; (value—$224,400,004);
proceeds: $220,000,489	$220,000,000	$220,000,000
Repurchase agreement dated 10/28/13 with
BNP Paribas Securities Corp., 0.040% due
11/04/13, collateralized by $17,300 US
Treasury Bond, 8.000% due 11/15/21,
$96,690,188 US Treasury Inflation Index
Bonds, 2.125% to 3.875% due 01/15/25
to 02/15/40, $75,628,000 US Treasury
Inflation Index Notes, 0.125% to 0.625%
due 04/15/16 to 07/15/21, $100 US
Treasury Note, 4.625% due 02/15/17,
$150,000,000 US Treasury Bond Principal
Strip, zero coupon due 08/15/27 and
$236,888,965 US Treasury Bond Strips,
zero coupon due 11/15/24 to 05/15/26;
(value—$510,000,001);
proceeds: $500,003,889	500,000,000	500,000,000
Repurchase agreement dated 10/29/13 with
BNP Paribas Securities Corp., 0.060% due
11/05/13, collateralized by $84,000 US
Treasury Bill, zero coupon due 02/13/14,
$99,535,900 US Treasury Inflation Index
Notes, 0.125% to 2.625% due 04/15/16
to 04/15/18, $147,296,400 US Treasury
Notes, 0.125% to 4.875% due 01/31/14
to 11/15/20, $497,500,000 US Treasury
Bond Principal Strips, zero coupon due
11/15/27 to 02/15/43 and $92,696,647
US Treasury Bond Strip, zero coupon due
08/15/33; (value—$510,000,029);
proceeds: $500,005,833	500,000,000	500,000,000

41

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/13 with
BNP Paribas Securities Corp., 0.080% due
11/01/13, collateralized by $341,829,300
US Treasury Bill, zero coupon due 04/17/14
and $52,451,400 US Treasury Notes,
1.000% to 2.000% due 08/31/19 to
07/31/20; (value—$392,700,037);
proceeds: $385,000,856	$385,000,000	$385,000,000
Repurchase agreement dated 10/31/13 with
Deutsche Bank Securities, Inc., 0.070% due
11/07/13, collateralized by $62,132,900
US Treasury Bonds, 7.500% to 8.000%
due 11/15/21 to 11/15/24, $100,941,700
US Treasury Inflation Index Notes, 1.125%
to 2.125% due 01/15/19 to 01/15/21,
$219,408,900 US Treasury Notes, 0.625%
to 3.250% due 02/15/14 to 05/31/19,
$179,156,000 US Treasury Bond Principal Strip,
zero coupon due 05/15/40 and $9,898,000
US Treasury Bond Strip, zero coupon due
11/15/25; (value—$510,000,033);
proceeds: $500,006,806	500,000,000	500,000,000
Repurchase agreement dated 10/31/13
with Deutsche Bank Securities, Inc.,
0.100% due 11/01/13, collateralized by
$85,057,000 US Treasury Bill, zero coupon
due 02/06/14, $36,999,000 US Treasury
Bond, 6.500% due 11/15/26, $12,610,500
US Treasury Inflation Index Note, 2.500%
due 07/15/16, $523,459,400 US Treasury
Notes, 1.125% to 3.875% due 12/31/14
to 02/15/23 and $40,467,272 US Treasury
Bond Strip, zero coupon due 08/15/22;
(value—$714,000,030);
proceeds: $700,001,944	700,000,000	700,000,000
Repurchase agreement dated 10/31/13 with
Federal Reserve Bank of New York,
0.020% due 11/01/13, collateralized by
$713,735,000 US Treasury Note, 3.625%
due 02/15/21; (value—$800,000,523);
proceeds: $800,000,444	800,000,000	800,000,000

42

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/25/13 with
Goldman Sachs & Co., 0.040% due
11/01/13, collateralized by $480,998,100
US Treasury Bonds, 3.500% to 8.125%
due 05/15/16 to 11/15/39 and
$386,142,200 US Treasury Notes, 0.375%
to 2.375% due 02/28/15 to 12/31/19;
(value—$1,020,000,016);
proceeds: $1,000,007,778	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 10/31/13 with
Goldman Sachs & Co., 0.050% due
11/01/13, collateralized by $1,119,500
US Treasury Bonds, 8.125% to 9.875%
due 11/15/15 to 08/15/21 and
$388,474,200 US Treasury Notes, 0.500%
to 2.375% due 10/31/14 to 02/29/20;
(value—$387,600,047);
proceeds: $380,000,528	380,000,000	380,000,000
Repurchase agreement dated 10/25/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.040% due 11/01/13, collateralized by
$230,120,600 US Treasury Bonds, 3.875%
to 7.500% due 11/15/24 to 08/15/40,
$254,803,300 US Treasury Inflation
Index Bonds, 0.625% to 3.875% due
01/15/26 to 02/15/43 and $306,907,600
US Treasury Inflation Index Notes, 0.125%
to 2.500% due 07/15/14 to 07/15/22;
(value—$1,020,000,127);
proceeds: $1,000,007,778	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.080% due 11/01/13, collateralized by
$61,273,500 US Treasury Bill, zero coupon
due 05/29/14, $253,451,800 US Treasury
Bond, 3.625% due 08/15/43, $62,659,300
US Treasury Inflation Index Note, 0.375%
due 07/15/23 and $252,575,200 US
Treasury Note, 0.250% due 08/31/14;
(value—$632,400,035);
proceeds: $620,001,378	620,000,000	620,000,000

43

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/13 with
State Street Bank and Trust Co., 0.000%
due 11/01/13, collateralized by $245,000
US Treasury Note, 2.125% due 12/31/15;
(value—$256,138); proceeds: $250,000	$250,000	$250,000
Repurchase agreement dated 10/25/13 with
Toronto-Dominion Bank, 0.050% due
11/01/13, collateralized by $136,379,460
US Treasury Bills, zero coupon due
11/14/13 to 02/20/14, $10,500 US
Treasury Bond, 4.375% due 05/15/40 and
$68,133,900 US Treasury Notes, 1.000%
to 4.000% due 02/15/14 to 11/15/22;
(value—$204,127,195);
proceeds: $200,001,944	200,000,000	200,000,000
Repurchase agreement dated 10/31/13 with
Toronto-Dominion Bank, 0.070% due
11/01/13, collateralized by $43,500,000 US
Treasury Bills, zero coupon due 11/07/13
to 02/13/14, $20,665,600 US Treasury
Bonds, 3.500% to 10.625% due 08/15/15
to 08/15/41 and $124,983,200 US Treasury
Notes, 0.375% to 5.125% due 02/15/14 to
08/15/22; (value—$193,800,021);
proceeds: $190,000,369	190,000,000	190,000,000
Total repurchase agreements (cost—$7,995,250,000)		7,995,250,000
Total investments (cost—$12,694,834,293
which approximates cost for federal
income tax purposes)—98.63%		12,694,834,293
Other assets in excess of liabilities—1.37%		175,992,121
Net assets—100.00%		$12,870,826,414

44

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government
obligations	$—	$4,699,584,293	$—	$4,699,584,293
Repurchase
agreements	—	7,995,250,000	—	7,995,250,000
Total	$—	$12,694,834,293	$—	$12,694,834,293

At October 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1] Rates shown are the discount rates at date of purchase.

See accompanying notes to financial statements	45

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—85.13%
Alabama—0.32%
Birmingham Special Care Facilities Financing
Authority Revenue Refunding
(Methodist Home Aging),
0.090%, VRD	$4,995,000	$4,995,000
Alaska—0.45%
Alaska International Airports Revenue Refunding
(System), Series A,
0.080%, VRD	7,000,000	7,000,000
Arizona—0.93%
AK-Chin Indian Community Revenue,
0.100%, VRD	4,300,000	4,300,000
Arizona State Tax Anticipation Notes
(Unemployment Insurance),
Series A,
1.500%, due 05/07/14	3,000,000	3,020,352
Series B,
1.500%, due 05/21/14	3,000,000	3,021,728
Pima County Industrial Development Authority
Industrial Revenue (Tucson Electric Power
Co.- Irvington Project),
0.100%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power
District Electric Systems Revenue (Barclays
Capital Municipal Trust Receipts, Series 9W),
0.100%, VRD[1,2]	3,750,000	3,750,000
		14,392,080
California—3.08%
California Health Facilities Financing Authority
Revenue (Catholic Healthcare), Series C,
0.060%, VRD	13,200,000	13,200,000
California State,
Series A-1,
2.000%, due 05/28/14	5,155,000	5,207,498
Series A-2,
2.000%, due 06/23/14	7,700,000	7,787,195

46

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development
Authority Revenue (University of San Diego),
0.080%, VRD	$1,885,000	$1,885,000
Los Angeles County Tax & Revenue Anticipation
Notes, Series B,
2.000%, due 06/30/14	10,000,000	10,119,904
San Diego County Certificates of Participation
(San Diego Foundation),
0.090%, VRD	2,000,000	2,000,000
Santa Clara Electric Revenue, Subseries B,
0.070%, VRD	7,500,000	7,500,000
		47,699,597
Colorado—3.65%
Aurora Water Improvement Revenue (JP Morgan
PUTTERs, Series 2010) (AMBAC Insured),
0.100%, VRD[1,2]	11,915,000	11,915,000
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish Federation
Board Program), Series C-6,
0.090%, VRD	2,020,000	2,020,000
Colorado State General Fund Tax and Revenue
Anticipation Notes, Series A,
2.000%, due 06/27/14	5,000,000	5,059,196
Denver City & County Certificates of
Participation Refunding,
Series A1,
0.090%, VRD	3,160,000	3,160,000
Series A2,
0.090%, VRD	9,370,000	9,370,000
Series A3,
0.090%, VRD	25,150,000	25,150,000
		56,674,196

47

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Connecticut—1.01%
City of Hartford General Obligation Bonds,
2.000%, due 04/10/14	$5,000,000	$5,037,582
Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
0.090%, VRD[1,2]	10,640,000	10,640,000
		15,677,582
District of Columbia—0.91%
District of Columbia Revenue (German Marshall
Fund of the United States),
0.080%, VRD	4,000,000	4,000,000
Metropolitan Washington, Airport Authority
Airport System Revenue, Subseries D-2,
0.080%, VRD	10,085,000	10,085,000
		14,085,000
Florida—3.21%
Gainesville Utilities System Revenue, Series A,
0.100%, VRD	2,475,000	2,475,000
Hillsborough County School Board Certificates of
Participation (Master Lease Program), Series C,
0.070%, VRD	27,685,000	27,685,000
JEA Water & Sewer System Revenue,
Subseries A-1,
0.080%, VRD	13,800,000	13,800,000
Subseries B-1,
0.080%, VRD	5,840,000	5,840,000
		49,800,000
Georgia—2.98%
Cobb County Tax Anticipation Notes,
1.500%, due 11/29/13	18,500,000	18,518,786
Forsyth County Water & Sewer Authority
Revenue (JP Morgan PUTTERs, Series 2253)
(AGM Insured),
0.130%, VRD[1,2]	4,750,000	4,750,000

48

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
Fulton County General Fund Tax Anticipation Notes,
2.000%, due 12/31/13	$10,000,000	$10,029,922
Private Colleges & Universities Authority Revenue
(Emory University),
Series B-1,
0.060%, VRD	9,050,000	9,050,000
Series B-2,
0.060%, VRD	3,800,000	3,800,000
		46,148,708
Idaho—0.39%
Idaho Tax Anticipation Notes,
2.000%, due 06/30/14	6,000,000	6,071,545
Illinois—5.61%
Chicago (Neighborhoods Alive 21), Series B,
0.080%, VRD	13,000,000	13,000,000
City of Chicago,
Series D-1,
0.080%, VRD	21,540,000	21,540,000
Series D-2,
0.080%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra),
0.070%, VRD	2,700,000	2,700,000
Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.100%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding
(Swedish Covenant), Series A,
0.080%, VRD	14,550,000	14,550,000
Illinois State Finance Authority Revenue (University
of Chicago Medical Center), Series B,
0.050%, VRD	7,500,000	7,500,000

49

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Quad Cities Regional Economic Development
Authority Revenue (Two Rivers YMCA Project),
0.080%, VRD	$4,260,000	$4,260,000
		86,950,000
Indiana—7.39%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.080%, VRD	5,000,000	5,000,000
Indiana Development Finance Authority Revenue
(Educational Facilities-Eiteljorg Museum),
0.090%, VRD	9,400,000	9,400,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy Industrial Project),
Series A-5,
0.050%, VRD	23,650,000	23,650,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy, Inc. Project),
Series A-4,
0.060%, VRD	29,900,000	29,900,000
Indiana Finance Authority Hospital Revenue
(Indiana University Health, Inc.), Series A,
0.070%, VRD	11,790,000	11,790,000
Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding, Series A,
0.090%, VRD	8,090,000	8,090,000
Indiana State Finance Authority Revenue Refunding
(Trinity Health), Series D-1,
0.070%, VRD	7,815,000	7,815,000
Indianapolis Multi-Family Housing Revenue (Capital
Place-Covington) (FNMA Insured),
0.100%, VRD	10,600,000	10,600,000
Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.080%, VRD	8,400,000	8,400,000
		114,645,000
50

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Iowa—0.17%
Iowa Finance Authority Private College Revenue
Facilities (Morningside College Project),
0.080%, VRD	$2,595,000	$2,595,000
Kansas—1.04%
Kansas State Department of Transportation
Highway Revenue Refunding,
Series B-2,
0.070%, VRD	9,380,000	9,380,000
Series B-3,
0.070%, VRD	6,810,000	6,810,000
		16,190,000
Kentucky—2.81%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust), Series A,
0.080%, VRD	7,425,000	7,425,000
Christian County Association of County’s
Leasing Trust Lease Program,
Series A,
0.080%, VRD	2,720,000	2,720,000
Series B,
0.080%, VRD	2,215,000	2,215,000
Shelby County Lease Revenue, Series A,
0.080%, VRD	20,910,000	20,910,000
Trimble County Association of Counties Leasing
Trust Lease Program Revenue, Series A,
0.080%, VRD	6,930,000	6,930,000
Williamstown League of Cities Funding Trust
Lease Revenue, Series A,
0.110%, VRD	3,445,000	3,445,000
		43,645,000

51

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Louisiana—1.47%
East Baton Rouge Parish Industrial Development
Board, Inc. Revenue (ExxonMobil Project),
Series A,
0.070%, VRD	$11,000,000	$11,000,000
Series B,
0.070%, VRD	5,300,000	5,300,000
Louisiana Public Facilities Authority Revenue
Refunding (Christus Health), Series B2,
0.050%, VRD	6,500,000	6,500,000
		22,800,000
Maryland—0.99%
Maryland Capital Improvement Bond, Series A,
5.250%, due 02/15/14	6,635,000	6,732,131
Washington Suburban Sanitation District Bond
Anticipation Notes, Series B,
0.080%, VRD	8,700,000	8,700,000
		15,432,131
Massachusetts—2.86%
Massachusetts Development Finance
Agency Revenue Refunding
(Higher Education-Smith College),
0.070%, VRD	3,191,000	3,191,000
Massachusetts Health & Educational Facilities
Authority Revenue (Citigroup ROCS
RR-II-R-11585),
0.080%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood), Series C,
0.070%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities
Authority Revenue (Pooled Loan Program),
Series N,
0.050%, VRD	3,865,000	3,865,000

52

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts State Department of Transportation
Metropolitan Highway System Revenue
(Senior), Series A-1,
0.150%, VRD	$24,500,000	$24,500,000
		44,351,000
Michigan—0.49%
Green Lake Township Economic Development
Corp. Revenue Refunding
(Interlochen Center Project),
0.080%, VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment),
Series C,
0.080%, VRD	3,680,000	3,680,000
		7,580,000
Minnesota—1.52%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.080%, VRD	9,140,000	9,140,000
Minnesota State Trunk Highway, Series E,
5.000%, due 08/01/14	6,000,000	6,215,505
Rochester Health Care Facilities Revenue
(Mayo Clinic), Series B,
0.070%, VRD	8,250,000	8,250,000
		23,605,505

53

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—2.00%
Mississippi Business Finance Commission Gulf
Opportunity Zone (Chevron USA, Inc. Project),
Series D,
0.070%, VRD	$14,000,000	$14,000,000
Series E,
0.080%, VRD	7,300,000	7,300,000
Series G,
0.050%, VRD	4,000,000	4,000,000
Series I,
0.050%, VRD	1,000,000	1,000,000
Series K,
0.070%, VRD	3,000,000	3,000,000
Series L,
0.080%, VRD	1,800,000	1,800,000
		31,100,000
Missouri—2.49%
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Ascension Healthcare), Series C-5,
0.080%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(De Smet Jesuit High School),
0.080%, VRD	3,985,000	3,985,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Washington University),
Series C,
0.050%, VRD	24,700,000	24,700,000
Series D,
0.050%, VRD	6,800,000	6,800,000
		38,685,000

54

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Nebraska—0.59%
Lancaster County Hospital Authority No.1 Hospital
Revenue Refunding (Bryanlgh Medical Center),
Series B-1,
0.080%, VRD	$9,145,000	$9,145,000
New Hampshire—0.20%
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College),
Series A,
0.080%, VRD	3,100,000	3,100,000
New York—6.14%
Albany County Bond Anticipation Notes,
1.000%, due 07/03/14	6,686,085	6,718,624
Metropolitan Transportation Authority New York
Dedicated Tax Fund, Subseries B-1,
0.070%, VRD	1,075,000	1,075,000
New York City Housing Development Corp. Multi-
Family Revenue (The Crest), Series A,
0.090%, VRD	13,500,000	13,500,000
New York City Housing Development Corp.
Revenue (Royal Properties), Series A
(FNMA Insured),
0.040%, VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water
& Sewer Systems Revenue (Second General),
Series DD-2,
0.040%, VRD	3,900,000	3,900,000
New York City Municipal Finance Authority Water
& Sewer Systems Revenue (Second General
Fiscal 2008),
Series BB-1,
0.060%, VRD	1,010,000	1,010,000
Series BB-5,
0.040%, VRD	6,200,000	6,200,000

55

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority
Water & Sewer Systems Revenue
(Second Generation Resolution),
Series A,
0.080%, VRD	$5,900,000	$5,900,000
Series CC-1,
0.070%, VRD	8,000,000	8,000,000
New York City, Series F,
Subseries F-3,
0.080%, VRD	9,700,000	9,700,000
Subseries L-4,
0.070%, VRD	3,400,000	3,400,000
Subseries L-6,
0.040%, VRD	8,340,000	8,340,000
New York State Dormitory Authority Revenue
(Cornell University), Series A,
0.090%, VRD	3,395,000	3,395,000
New York State Dormitory Authority Revenue Non-
State Supported Debt (Rockefeller University),
Series A,
0.090%, VRD	1,960,000	1,960,000
New York State Housing Finance Agency Revenue
(316 11th Avenue Housing), Series A,
(FNMA Insured),
0.070%, VRD	4,700,000	4,700,000
New York State Housing Finance Agency Revenue
(Gotham West Housing), Series A-2,
0.060%, VRD	7,300,000	7,300,000
Triborough Bridge & Tunnel Authority Revenue
(General), Series B,
0.070%, VRD	4,130,000	4,130,000
		95,228,624

56

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—6.29%
Charlotte-Mecklenburg Hospital Authority
Health Care Systems Revenue Refunding
(Carolinas Healthcare) (AGM Insured),
Series E,
0.060%, VRD	$7,000,000	$7,000,000
Series H,
0.050%, VRD	20,070,000	20,070,000
Charlotte Water & Sewer System Revenue
Refunding,
Series B,
0.070%, VRD	12,760,000	12,760,000
Series C,
0.080%, VRD	29,785,000	29,785,000
Guilford County, Series B,
0.080%, VRD	1,855,000	1,855,000
New Hanover County (School),
0.080%, VRD	2,305,000	2,305,000
North Carolina Capital Facilities Finance
Agency Educational Facilities Revenue
(Campbell University),
0.090%, VRD	5,205,000	5,205,000
North Carolina Educational Facilities Finance Agency
Revenue (Duke University Project), Series A,
0.060%, VRD	3,410,000	3,410,000
University of North Carolina Chapel Hill Revenue,
Series B,
0.070%, VRD	15,195,000	15,195,000
		97,585,000
Ohio—1.90%
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.090%, VRD[1,2]	2,800,000	2,800,000
Cuyahoga County Housing Revenue (Euclid
Avenue Housing Corp.), Series A,
0.070%, VRD	10,900,000	10,900,000

57

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Ohio (Common Schools), Series B,
0.060%, VRD	$1,405,000	$1,405,000
Ohio Higher Educational Facilities Commission
Revenue (JP Morgan PUTTERs, Series 3244Z),
0.090%, VRD[1,2]	2,845,000	2,845,000
Ohio State University Revenue, Series E,
0.070%, VRD	11,600,000	11,600,000
		29,550,000
Oregon—1.78%
Oregon Health & Science University Revenue,
Series C,
0.080%, VRD	1,890,000	1,890,000
Oregon State Tax Anticipation Notes, Series A,
1.500%, due 07/31/14	25,000,000	25,246,138
Salem Hospital Facility Authority Revenue
(Salem Hospital Project), Series B,
0.080%, VRD	400,000	400,000
		27,536,138
Pennsylvania—5.62%
Allegheny County Industrial Development
Authority Health Care Facility
(Longwood Oakmount, Inc.),
0.070%, VRD	15,010,000	15,010,000
Delaware River Port Authority of Pennsylvania &
New Jersey Revenue Refunding, Series B,
0.060%, VRD	21,630,000	21,630,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue, Series C,
0.070%, VRD	7,280,000	7,280,000
Pennsylvania Higher Educational Facilities
Authority College & University Revenue
(St. Joseph’s University), Series A,
0.080%, VRD	2,000,000	2,000,000

58

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Pennsylvania Higher Educational Facilities Authority
Revenue (Drexel University), Second Series,
0.070%, VRD	$7,725,000	$7,725,000
Philadelphia Authority for Industrial Development
Lease Revenue Refunding, Series B-3,
0.070%, VRD	5,325,000	5,325,000
Philadelphia Gas Works Revenue Refunding,
Series C,
0.070%, VRD	5,000,000	5,000,000
Pittsburgh Water & Sewer Authority Water &
Sewer Systems Revenue (1st Lien), Series B2,
0.070%, VRD	12,000,000	12,000,000
Washington County Authority Refunding
(University of Pennsylvania),
0.060%, VRD	3,425,000	3,425,000
Washington County Hospital Authority Revenue
(Monongahela Valley Hospital Project),
Series A,
0.080%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development
Authority Revenue (Excela Health Project),
Series B,
0.080%, VRD	5,260,000	5,260,000
		87,195,000
South Carolina—1.37%
Charleston County School District Bonds
Anticipation Notes, Series A, (SCSDE Insured),
2.000%, due 11/15/13	13,000,000	13,009,090
Piedmont Municipal Power Agency Electric
Revenue Refunding, Series C,
0.060%, VRD	3,050,000	3,050,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Anmed Health Project), Series C,
0.080%, VRD	1,995,000	1,995,000

59

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
South Carolina—(concluded)
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Regional Medical Center of Orangeburg),
0.080%, VRD	$3,150,000	$3,150,000
		21,204,090
Tennessee—0.89%
Knox County Health Educational & Housing
Facilities Board Hospital Facilities Revenue
Refunding (Covenant Healthcare), Series A,
0.080%, VRD	6,900,000	6,900,000
Sevier County Public Building Authority (Local
Government Public Improvement), Series B-1,
0.090%, VRD	4,500,000	4,500,000
Shelby County Public Improvement and School,
Series B,
0.070%, VRD	2,350,000	2,350,000
		13,750,000
Texas—9.55%
Alamo Community College District (Citigroup
ROCS Series RR-II-R-883WF) (FGIC Insured),
0.070%, VRD[1,2]	7,750,000	7,750,000
City of Houston Tax & Revenue Anticipation Notes,
1.500%, due 06/30/14	8,000,000	8,069,578
2.000%, due 06/30/14	1,000,000	1,011,990
Harris County Cultural Educational Facilities
Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.080%, VRD	25,525,000	25,525,000
Subseries C-2,
0.080%, VRD	11,700,000	11,700,000
Harris County Health Facilities Development Corp.
Revenue Refunding (Methodist Hospital
Systems), Series A-1,
0.080%, VRD	7,365,000	7,365,000

60

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Hospital District Revenue Refunding
(Senior Lien),
0.070%, VRD	$4,890,000	$4,890,000
Harris County Tax Anticipation Notes,
1.000%, due 02/28/14	8,000,000	8,022,383
2.000%, due 02/28/14	10,000,000	10,060,545
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series A,
0.070%, VRD	7,800,000	7,800,000
Series B,
0.070%, VRD	11,400,000	11,400,000
Texas (JP Morgan PUTTERs, Series 3238),
0.090%, VRD[1,2]	2,165,000	2,165,000
Texas State Revenue Anticipation Notes,
2.000%, due 08/28/14	35,000,000	35,517,354
Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.090%, VRD[1,2]	3,330,000	3,330,000
University of Texas University Revenue
(Financing Systems), Series B,
0.040%, VRD	3,520,000	3,520,000
		148,126,850
Utah—2.23%
Murray City Utah, Hospital Revenue
(IHC Health Services, Inc.), Series D,
0.050%, VRD	16,260,000	16,260,000
Utah Transit Authority Sales Tax Revenue,
Subseries A,
0.070%, VRD	4,435,000	4,435,000
Subseries B,
0.060%, VRD	13,915,000	13,915,000
		34,610,000

61

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Vermont—0.47%
Winooski Special Obligation Refunding, Series A,
0.050%, VRD	$7,260,000	$7,260,000
Virginia—0.14%
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical), Series D,
0.070%, VRD	2,200,000	2,200,000
Washington—2.14%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue (JP Morgan
PUTTERs, Series 2643Z),
0.090%, VRD[1,2]	4,995,000	4,995,000
King County Sewer Revenue (Junior Lien), Series A,
0.090%, VRD	20,475,000	20,475,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(New Haven Apartments) (FNMA Insured),
0.070%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(Washington Terrace),
0.080%, VRD	3,750,000	3,750,000
		33,120,000
Wyoming—0.05%
Uinta County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.050%, VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,320,533,046)		1,320,533,046

62

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—14.79%
California—0.68%
California State Health Facilities Financing
(Stanford Hospital),
Series B-2, Subseries 1,
0.160%, due 01/07/14	$6,000,000	$6,000,000
Series B-2, Subseries 2,
0.150%, due 12/04/13	4,500,000	4,500,000
		10,500,000
Connecticut—0.65%
Yale University,
0.080%, due 11/08/13	10,000,000	10,000,000
Illinois—0.68%
Illinois Educational Facilities Authority Revenue,
0.100%, due 12/04/13	10,615,000	10,615,000
Kentucky—1.29%
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.250%, due 11/14/13	20,000,000	20,000,000
Maryland—1.48%
Johns Hopkins University,
0.110%, due 02/11/14	7,998,000	7,998,000
Montgomery County,
0.080%, due 11/19/13	15,000,000	15,000,000
		22,998,000
Minnesota—2.64%
Mayo Clinic,
0.130%, due 11/05/13	10,000,000	10,000,000
0.130%, due 11/14/13	20,000,000	20,000,000
University of Minnesota Regents,
0.100%, due 12/05/13	11,000,000	11,000,000
		41,000,000

63

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Missouri—1.88%
University of Missouri,
0.080%, due 11/01/13	$15,000,000	$15,000,000
0.100%, due 12/03/13	14,105,000	14,105,000
		29,105,000
Tennessee—1.10%
Vanderbilt University,
0.170%, due 04/03/14	8,000,000	8,000,000
0.140%, due 05/06/14	9,000,000	9,000,000
		17,000,000
Texas—1.73%
Dallas Area Rapid Transit,
0.130%, due 02/20/14	4,000,000	4,000,000
University of Texas,
0.090%, due 12/10/13	10,000,000	10,000,000
0.110%, due 02/06/14	12,896,000	12,896,000
		26,896,000
Virginia—2.02%
University of Virginia,
0.080%, due 11/06/13	7,735,000	7,735,000
0.090%, due 12/09/13	7,000,000	7,000,000
0.120%, due 01/08/14	16,629,000	16,629,000
		31,364,000
Washington—0.64%
University of Washington,
0.110%, due 02/06/14	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$229,478,000)		229,478,000
Total investments (cost—$1,550,011,046
which approximates cost for federal income
tax purposes)—99.92%		1,550,011,046
Other assets in excess of liabilities—0.08%		1,192,727
Net assets—100.00%		$1,551,203,773

64

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds
and notes	$—	$1,320,533,046	$—	$1,320,533,046
Tax-exempt
commercial paper	—	229,478,000	—	229,478,000
Total	$—	$1,550,011,046	$—	$1,550,011,046

At October 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.19% of net assets as of October 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2] The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2013 and reset periodically.

See accompanying notes to financial statements	65

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2013 to October 31, 2013.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

66

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

67

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value May 1, 2013	Ending account value October 31, 2013	Expenses paid during period[1] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.60	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

	Beginning account value May 1, 2013	Ending account value October 31, 2013	Expenses paid during period[1] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.90	0.31	0.06

Tax-Free Master Fund

	Beginning account value May 1, 2013	Ending account value October 31, 2013	Expenses paid during period[1] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.20	$0.40	0.08%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.80	0.41	0.08

1 Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

68

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/13	04/30/13	10/31/12
Weighted average maturity[1]	41 days	47 days	54 days
Net assets (bln)	$17.5	$19.1	$18.6

Portfolio composition[2]	10/31/13	04/30/13	10/31/12
Commercial paper	44.8%	36.0%	42.6%
Certificates of deposit	16.8	29.5	22.8
Time deposits	14.0	3.8	5.8
Repurchase agreements	13.3	10.3	6.9
US government and agency obligations	6.0	17.8	21.2
Short-term corporate obligations	5.1	2.5	0.7
Other assets less liabilities	0.0 [3]	0.1	0.0 [3]
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.
[3] Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

69

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/13	04/30/13	10/31/12
Weighted average maturity[1]	48 days	53 days	52 days
Net assets (bln)	$12.9	$12.2	$15.9

Portfolio composition[2]	10/31/13	04/30/13	10/31/12
Repurchase agreements	62.1%	55.5%	50.6%
US government obligations	36.5	44.4	46.8
Other assets less liabilities	1.4	0.1	2.6
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

70

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/13	04/30/13	10/31/12
Weighted average maturity[1]	34 days	19 days	34 days
Net assets (bln)	$1.6	$1.6	$1.5

Portfolio composition[2]	10/31/13	04/30/13	10/31/12
Municipal bonds and notes	85.1%	81.2%	81.0%
Tax-exempt commercial paper	14.8	18.7	18.6
Other assets less liabilities	0.1	0.1	0.4
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

71

Master Trust
Statement of operations
For the six months ended October 31, 2013
(unaudited)

Prime Master Fund
Investment income:
Interest	$20,643,713
Securities lending income
(includes $82; $0 and $0, respectively earned
from an affiliated entity)	198
20,643,911
Expenses:
Investment advisory and administration fees	9,323,469
Trustees’ fees	51,625
9,375,094
Fee waivers by investment advisor	—
Net expenses	9,375,094
Net investment income	11,268,817
Net realized gain	198,731
Net increase in net assets resulting from operations	$11,467,548

72	See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund

$4,648,604	$803,325

—	—
4,648,604	803,325

6,320,712	786,873
38,536	11,998
6,359,248	798,871
(2,392,225)	(147,156)
3,967,023	651,715
681,581	151,610
45,949	13,623
$727,530	$165,233

See accompanying notes to financial statements	73

Master Trust
Statement of changes in net assets

	For the six months ended October 31, 2013 (unaudited)	For the year ended April 30, 2013
Prime Master Fund
From operations:
Net investment income	$11,268,817	$36,187,378
Net realized gain	198,731	77,976
Net increase in net assets resulting from operations	11,467,548	36,265,354
Net increase (decrease) in net assets from beneficial
interest transactions	(1,670,093,683)	3,412,781,376
Net increase (decrease) in net assets	(1,658,626,135)	3,449,046,730
Net assets:
Beginning of period	19,137,609,172	15,688,562,442
End of period	$17,478,983,037	$19,137,609,172

Treasury Master Fund
From operations:
Net investment income	$681,581	$7,062,500
Net realized gain	45,949	156,317
Net increase in net assets resulting from operations	727,530	7,218,817
Net increase (decrease) in net assets from
beneficial interest transactions	644,548,576	(826,052,247)
Net increase (decrease) in net assets	645,276,106	(818,833,430)
Net assets:
Beginning of period	12,225,550,308	13,044,383,738
End of period	$12,870,826,414	$12,225,550,308

Tax-Free Master Fund
From operations:
Net investment income	$151,610	$922,996
Net realized gain	13,623	79,573
Net increase in net assets resulting from operations	165,233	1,002,569
Net increase (decrease) in net assets from
beneficial interest transactions	(5,287,291)	394,531,710
Net increase (decrease) in net assets	(5,122,058)	395,534,279
Net assets:
Beginning of period	1,556,325,831	1,160,791,552
End of period	$1,551,203,773	$1,556,325,831

74	See accompanying notes to financial statements

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75

Master Trust
Financial highlights

Selected financial data throughout each period is presented below:

Six months ended October 31, 2013 (unaudited)
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.10%[1]
Net investment income	0.12%[1]
Supplemental data:
Net assets, end of period (000’s)	$17,478,983
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.06%[1]
Net investment income	0.01%[1]
Supplemental data:
Net assets, end of period (000’s)	$12,870,826
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.08%[1]
Net investment income	0.02%[1]
Supplemental data:
Net assets, end of period (000’s)	$1,551,204

[1] Annualized.
[2] Waiver by advisor represents less than 0.005%.

76	See accompanying notes to financial statements

Years ended April 30,
2013	2012	2011	2010	2009

0.10%	0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%	0.10%[2]	0.10%
0.19%	0.19%	0.21%	0.25%	1.90%

$19,137,609	$15,688,562	$29,569,454	$22,591,869	$19,607,887

0.10%	0.10%	0.10%	0.10%	0.10%
0.10%[2]	0.06%	0.10%[2]	0.10%	0.10%[2]
0.05%	0.01%	0.09%	0.12%	0.77%

$12,225,550	$13,044,384	$7,219,706	$7,335,525	$10,699,897

0.10%	0.10%	0.10%	0.10%	0.10%
0.10%[2]	0.10%[2]	0.10%	0.10%[2]	0.04%
0.06%	0.06%	0.18%	0.20%	1.42%

$1,556,326	$1,160,792	$1,485,784	$1,933,132	$2,770,040

77

Master Trust
Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants.

78

Master Trust
Notes to financial statements (unaudited)

The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial

79

Master Trust
Notes to financial statements (unaudited)

statements or (2) subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements for ASU 2013-01 are included within the Fund’s Statement of net assets under the section titled Repurchase Agreements. The total market value of these repurchase agreements for Prime Master Fund and Treasury Master Fund is $2,324,449,000 and $7,995,250,000, respectively, and they are collateralized by $2,398,413,232 and $8,139,284,271, respectively, of non-cash collateral.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement,

80

Master Trust
Notes to financial statements (unaudited)

realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates
The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory

81

Master Trust
Notes to financial statements (unaudited)

and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2013, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,522,194, $730,262 and $108,621, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2013, UBS Global AM owed $29,129, $22,803 and $6,889 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2013, UBS Global AM voluntarily waived $2,392,225 and $147,156 for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option

82

Master Trust
Notes to financial statements (unaudited)

to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses, including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2013, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$149,665,000
Treasury Master Fund	249,904,576
Tax-Free Master Fund	247,809,300

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation.

83

Master Trust
Notes to financial statements (unaudited)

Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At October 31, 2013, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participated with certain other funds managed or advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), which was to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund had agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees were paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund would have borrowed based upon prevailing rates in effect at the time of borrowing. For the six months ended October 31,

84

Master Trust
Notes to financial statements (unaudited)

2013, Tax-Free Master Fund did not borrow under the Committed Credit Facility. Effective November 19, 2013, Tax-Free Master Fund no longer participates in the Committed Credit Facility.

Beneficial interest transactions

Prime Master Fund	For the six months ended October 31, 2013	For the year ended April 30, 2013
Contributions	$25,412,728,438	$57,931,411,710
Withdrawals	(27,082,822,121)	(54,518,630,334)
Net increase (decrease) in beneficial interest	$(1,670,093,683)	$3,412,781,376

Treasury Master Fund	For the six months ended October 31, 2013	For the year ended April 30, 2013
Contributions	$14,056,830,196	$28,344,203,263
Withdrawals	(13,412,281,620)	(29,170,255,510)
Net increase (decrease) in beneficial interest	$644,548,576	$(826,052,247)

Tax-Free Master Fund	For the six months ended October 31, 2013	For the year ended April 30, 2013
Contributions	$712,455,368	$2,891,282,474
Withdrawals	(717,742,659)	(2,496,750,764)
Net increase (decrease) in beneficial interest	$(5,287,291)	$394,531,710

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

85

Master Trust
Notes to financial statements (unaudited)

As of and during the six months ended October 31, 2013, the Master Funds did not have any liabilities for any uncertain tax positions. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2013, the Master Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

86

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

87

Master Trust
Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 16-17, 2013, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust, with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. Independent Trustees discussed the materials initially provided by management among themselves on several occasions prior to the scheduled board meeting, and independent legal counsel participated in several such discussions. The Independent Trustees also met in executive session with their independent legal counsel to review the presentation that had been made to them at the meeting. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board considered the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board

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noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $159 billion in assets under management as of March 31, 2013 and was part of the UBS Global Asset Management Division, which had approximately $632 billion in assets under management worldwide as of March 31, 2013. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

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The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund, Prime Capital Feeder Fund, Treasury Capital Feeder Fund and Tax-Free Capital Feeder Fund through August 31, 2014. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS Global AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

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The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other funds managed by UBS Global AM.

Prime Master
Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund’s Actual Management Fee and total expenses and the Prime Capital Feeder Fund’s Actual Management Fee, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Prime Institutional Feeder Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the fourth quintile and its total expenses were in the third quintile in the Prime Institutional Feeder Fund’s Expense

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Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.) The Prime Preferred Feeder Fund’s Contractual Management Fee and Actual Management Fee were in the second quintile and its total expenses were in the first quintile in the Prime Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Investor Feeder Fund’s Contractual Management Fee and Actual Management Fee were in the second quintile and its total expenses were in the third quintile (at the Expense Group median) in the Prime Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Capital Feeder Fund’s Contractual Management Fee was in the first quintile, its Actual Management Fee was in the fifth quintile (the highest in the Expense Group) and its total expenses were in the second quintile in the Prime Capital Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report.

Management noted that the Prime Institutional Feeder Fund’s Contractual Management Fee is below the expense peer group median, while its Actual Management Fee ranked in the fourth quintile, 2.9 basis points (0.029%) above the median. Management explained that the Prime Institutional Feeder Fund has a “unitary” fee structure, whereby the advisor pays for all ordinary fund expenses. Management noted that due to the fund’s “unitary” fee structure, comparisons would best be performed on a total expense basis; management further observed that the Prime Institutional Feeder Fund’s total expenses ranked in the third quintile at 1.7 basis points (0.017%) above the median.

Management noted that the Prime Capital Feeder Fund’s Contractual Management Fee is in the first quintile, below the expense peer group median, while its Actual Management Fee ranked in the fifth quintile, 8.4 basis points (0.084%) above the median. Management stated that the approach in which the waiver is applied for this fund differs

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from the approach Lipper utilizes to reflect waivers for its peers (i.e., most peers have the waivers applied toward management fees first, while UBS Global AM applies a methodology of waiving the entire non-12b-1 shareholder servicing fee of 15 basis points (0.15%) first and then having the waivers impact the management fee). Management stated that, as a result, the Actual Management Fee appears above the peer group median. Management noted that the Prime Capital Feeder Fund has an expense cap of 20 basis points (0.20%), which protects shareholders from incurring expenses above this level. Management further noted that the fund’s total expenses are well below its peer median, and that, therefore, it believes the overall expenses for the fund are in line with its peers.

Treasury Master
Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Institutional Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the fifth quintile in the Treasury Institutional Feeder Fund’s Expense Group (its Actual Management Fee was the highest in the Expense Group) for the comparison periods utilized in the Lipper report. The Treasury Preferred Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the fifth quintile in the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Investor Feeder Fund’s Contractual Management Fee was in the first quintile and its Actual Management Fee and total expenses were in the fifth quintile in the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Capital Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the fifth quintile in the Treasury Capital Feeder Fund’s Expense Group (its Actual Management Fee was the highest in the Expense Group) for the comparison periods utilized in the Lipper report.

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Master Trust
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Management noted that each of Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund has Actual Management Fees and total expenses in the fifth quintile relative to their respective Lipper expense peer groups. Management noted that, at this time, Actual Management Fees and total expenses are a factor of yield waivers, which in turn are dependent on a fund’s gross yield and level of expenses, and that gross yields recently have been volatile based on the funds’ underlying investments. Management further noted that, due to the benefit of voluntary fee waivers/expense reimbursements by UBS Global AM and/or its affiliates, the funds continue to “floor” yields at 1 basis point (0.01%), which is in line with peers. Management stated that, overall, it was comfortable with all the funds’ expenses given that the Contractual Management Fees for the funds range from 2 to 5 basis points (0.02% – 0.05%) below the respective expense peer group medians. Management also stated its belief that this indicates that in a normal yield environment, these funds would all be appropriately priced.

Tax-Free Master
Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Tax-Free Capital Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Tax-Free Institutional Feeder Fund’s Contractual Management Fee was in the first quintile, its Actual Management Fee was in the third quintile and its total expenses were in the second quintile in the Tax-Free Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Preferred Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Tax-Free Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Investor Feeder Fund’s Contractual Management

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Fee was in the third quintile and its Actual Management Fee and total expenses were in the second quintile in the Tax-Free Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Capital Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile, and its Actual Management Fee was in the fourth quintile in the Tax-Free Capital Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report.

Management noted that the Tax-Free Capital Feeder Fund’s Contractual Management Fee is in the first quintile, below the expense peer group median, while its Actual Management Fee ranked in the fifth quintile, 5.4 basis points (0.054%) above the median. Management stated that the approach in which the waiver is applied for this fund differs from the approach Lipper utilizes to reflect waivers for its peers (i.e., most peers have the waivers applied toward management fees first, while UBS Global AM applies a methodology of waiving the entire non-12b-1 shareholder servicing fee of 15 basis points (0.15%) first and then having the waivers impact the management fee). Management stated that, as a result, the Actual Management Fee appears above the peer group median. Management noted that the Tax-Free Capital Feeder Fund has an expense cap of 20 basis points (0.20%). Management further noted that the fund’s total expenses are well below its peer median, and that, therefore, it believes the overall expenses for the fund are in line with its peers.

In light of the foregoing, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided and proposed to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since

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inception, in each case ended April 30, 2013 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2013. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master
Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that the Prime Institutional Feeder Fund’s performance was in the first quintile for the one-, three-, five- and ten-year periods and since inception. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) The Prime Preferred Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception. The Prime Investor Feeder Fund’s performance was in the second quintile for the one- and three-year periods and since inception. The Prime Capital Feeder Fund’s performance was in the first quintile since inception.

Treasury Master
Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception. The Treasury Preferred Feeder Fund’s performance was in the first quintile for the

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one-, three- and five-year periods and since inception. The Treasury Investor Feeder Fund’s performance was in the first quintile for the one- and three-year periods and in the second quintile since inception. The Treasury Capital Feeder Fund’s performance was in the first quintile since inception.

Tax-Free Master
Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the Tax-Free Institutional Feeder Fund’s performance was in the second quintile for the one-and three-year periods and in the third quintile for the five-year period and since inception. The Tax-Free Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year periods and in the third quintile for the five-year period and since inception. The Tax-Free Investor Feeder Fund’s performance was in the second quintile for the one-year period, in the third quintile for the three-year period and in the fourth quintile since inception. The Tax-Free Capital Feeder Fund’s performance was in the first quintile since inception. The board noted that in each of the periods for which Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund posted below median returns, performance was at or close to the Performance Universe median.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

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Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Erin O. Houston
Vice President	Vice President

Administrator (and Manager for the Master Funds) UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Principal Underwriter (for the feeder funds) UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2013. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE
UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 9, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 9, 2014